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                                                                               .
                                                                               .

           NYLIAC PINNACLE VUL AND NYLIAC PINNACLE SVUL ANNUAL REPORT

                                DECEMBER 31, 2008

                                TABLE OF CONTENTS




Message from New York Life Insurance and Annuity Corporation............      3

Fund Prospectus Supplements.............................................      4

Performance Summary.....................................................     10

NYLIAC Variable Universal Life Separate Account-I
Statement of Assets and Liabilities.....................................     14
Statement of Operations.................................................     26
Statement of Changes in Net Assets......................................     32
Notes to Financial Statements...........................................     42
Report of Independent Registered Accounting Firm........................    106

The 2008 Annual Report for the MainStay VP Series Fund, Inc. is provided to those NYLIAC Pinnacle Variable Universal Life Insurance policyowners who had allocations to any of the following Investment Divisions:





  Balanced Portfolio - Initial Class*      ICAP Select Equity Portfolio - Initial
                                           Class
  Bond Portfolio - Initial Class           International Equity Portfolio - Initial
                                           Class*
  Capital Appreciation                     Large Cap Growth Portfolio - Initial
     Portfolio - Initial Class             Class
  Cash Management Portfolio                Mid Cap Core Portfolio - Initial Class*
  Common Stock Portfolio - Initial Class   Mid Cap Growth Portfolio - Initial Class*

  Conservative Allocation                  Mid Cap Value Portfolio - Initial Class*
     Portfolio - Initial Class*
  Convertible Portfolio - Initial Class    Moderate Allocation Portfolio - Initial
                                           Class*
  Developing Growth Portfolio - Initial    Moderate Growth Allocation
     Class*                                Portfolio - Initial Class*
  Floating Rate Portfolio - Initial Class  S&P 500 Index Portfolio - Initial Class
  Growth Allocation Portfolio - Initial    Small Cap Growth Portfolio - Initial
     Class*                                Class*
  Government Portfolio - Initial Class     Total Return Portfolio - Initial Class
  High Yield Corporate Bond
     Portfolio - Initial Class






* The MainStay VP Balanced Portfolio - Initial Class, Conservative
  Allocation Portfolio - Initial Class, Developing Growth
  Portfolio - Initial Class, Growth Allocation Portfolio - Initial Class,
  International Equity Portfolio - Initial Class, Mid Cap Core
  Portfolio - Initial Class, Mid Cap Growth Portfolio - Initial Class, Mid
  Cap Value Portfolio - Initial Class, Moderate Allocation
  Portfolio - Initial Class, Moderate Growth Allocation
  Portfolio - Initial Class and Small Cap Growth Portfolio - Initial Class are not available under the Pinnacle VUL and Pinnacle SVUL policies.

The 2008 Annual Funds Reports for the NYLIAC Pinnacle Variable Universal
Life Insurance products is provided to those policyowners who had allocations to any of the following Investment Divisions:

Alger American Capital Appreciation Portfolio - Class O Shares
Alger American SmallCap Growth Portfolio - Class O Shares
American Century VP Inflation Protection - Class II
American Century VP International - Class II
American Century VP Value - Class II
Dreyfus IP Technology Growth - Initial Shares
Dreyfus VIF Developing Leaders - Initial Shares
Fidelity(R) VIP Contrafund(R) - Initial Class
Fidelity(R) VIP Equity-Income - Initial Class
Fidelity(R) VIP Growth - Initial Class
Fidelity(R) VIP Index 500 - Initial Class
Fidelity(R) VIP Investment Grade Bond - Initial Class
Fidelity(R) VIP Mid-Cap - Initial Class
Fidelity(R) VIP Overseas - Initial Class
Janus Aspen Series Balanced - Institutional Shares
Janus Aspen Series Mid Cap Growth - Institutional Shares
Janus Aspen Series Worldwide Growth - Institutional Shares
MFS(R) Investors Trust Series - Initial Class
MFS(R) New Discovery Series - Initial Class
MFS(R) Research Series - Initial Class
MFS(R) Utilities Series - Initial Class
Neuberger Berman AMT Mid-Cap Growth - Class I
PIMCO Global Bond Portfolio - Administrative Class Shares
PIMCO Low Duration Portfolio - Administrative Class Shares
PIMCO Real Return Portfolio - Administrative Class Shares
PIMCO Total Return Portfolio - Administrative Class Shares
T. Rowe Price Equity Income Portfolio
T. Rowe Price Limited-Term Bond Portfolio
Van Eck Worldwide Absolute Return Fund
Van Eck Worldwide Hard Assets Fund
Van Kampen UIF Emerging Markets Debt - Class I
Van Kampen UIF Emerging Markets Equity - Class I
Van Kampen UIF U.S. Real Estate - Class I

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                                        2

MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the December 31, 2008 Annual Report for your New York Life Insurance and Annuity Corporation variable universal life policy.

As you may have noticed this year, this report has a new look. Previously, we provided a single book that contained the Separate Account financial information for your policy(ies) as well as the Annual Reports for the Investment Divisions available under your variable universal life policy. We have now separated that single large book into three books:

- The New York Life Insurance and Annuity Corporation Annual Report, which contains the Separate Account financial information;

- The Annual Report for the Investment Divisions available from the MainStay VP Series Fund, Inc.; and

- The Annual Report for the remaining Investment Divisions.

Depending on where your premiums were invested as of December 31, 2008, your Annual Report package will contain either two of these books or all three of them.

The reports contain performance information, financial statements, notes and highlights, and other pertinent data for the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance. We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives. If you would like additional information about your policy or about the Investment Divisions available to you, your Registered Representative can obtain it for you.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2009

                          MAINSTAY VP SERIES FUND, INC.

                      MAINSTAY VP CASH MANAGEMENT PORTFOLIO

                Supplement dated December 4, 2008 ("Supplement")
               to the Prospectus dated May 1, 2008 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Prospectus for MainStay VP Series Fund, Inc. (the "Fund") regarding the MainStay VP Cash Management Portfolio (the "Portfolio"), a series of the Fund. You may obtain copies of the Fund's Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

This Supplement supersedes certain information contained in the Supplement to the Prospectus dated November 12, 2008 regarding the Portfolio's participation in the U.S. Treasury Department's Temporary Money Market Portfolio Guarantee Program.

     At a meeting held on October 3, 2008, the Portfolio's Board of Directors approved the Portfolio's participation in the U.S. Treasury Department's Temporary Money Market Fund Guarantee Program (the "Program"). The Program seeks to guarantee the net asset value of certain shares of participating money market funds as of September 19, 2008. To the extent that funds are available in the Program, any shares held by an investor in the Portfolio as of the close of business September 19, 2008 are insured against loss under the Program in the event that the Portfolio liquidates and the per share value at the time of liquidation is less than $1 per share. The Program, initially set to run through December 18, 2008, has been extended by the Treasury Department to run through April 30, 2009. The Treasury Department also indicated that it may, in the future, determine to extend the Program beyond April 30, 2009, but no later than through September 18, 2009.

     At a meeting held on December 3, 2008, the Board of Directors approved the Portfolio's continued participation in the extended Program through April 30, 2009.

     The Program applies only to shareholders of record of the Portfolio on September 19, 2008. The number of shares covered by the Program will be the lesser of (a) the number of shares owned by the shareholder on September 19, 2008, or (b) the number of shares owned by the shareholder on the date on which a guarantee is triggered under the Program.

     Any increase in the number of shares a shareholder holds in the Portfolio after the close of business on September 19, 2008 will not be guaranteed. If a shareholder closes his/her account with the Portfolio or a broker-dealer, any future investment in the Portfolio will not be guaranteed.

     If, during the time the Program is in effect, a shareholder transfers his or her account from one brokerage firm (the carrying firm) to another (the receiving firm), the shareholder could lose the benefit of the guarantee upon closure of the account with the carrying firm or upon transfer of the shares to the receiving firm. If a shareholder has questions about a potential loss of coverage he or she should contact the carrying firm before closing an account.

     Participation in the Program for the period of December 19, 2008 through April 30, 2009 requires a payment to the Treasury Department in the amount of 0.015% of the net asset value the Portfolio as of September 19, 2008. This expense will be borne by the Portfolio without regard to any expense limitation currently in effect for the Portfolio and is in addition to amounts previously paid by the Portfolio for participation in the initial three months of the Program.

     As of the date of this Supplement, more information about the Program is available at http://www.ustreas.gov.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                          MAINSTAY VP SERIES FUND, INC.

                 Supplement dated January 2, 2009 ("Supplement")
               to the Prospectus dated May 1, 2008 ("Prospectus")

MAINSTAY VP BALANCED PORTFOLIO
MAINSTAY VP COMMON STOCK PORTFOLIO
MAINSTAY VP MID CAP CORE PORTFOLIO
MAINSTAY VP S&P 500 INDEX PORTFOLIO
MAINSTAY VP CONSERVATIVE ALLOCATION PORTFOLIO
MAINSTAY VP GROWTH ALLOCATION PORTFOLIO
MAINSTAY VP MODERATE ALLOCATION PORTFOLIO
MAINSTAY VP MODERATE GROWTH ALLOCATION PORTFOLIO

     This Supplement updates certain information contained in the above-dated Prospectus for MainStay VP Series Fund, Inc. (the "Fund") regarding the above listed Portfolios, each a series of the Fund. You may obtain copies of the Prospectus and the Statements of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

     As of January 2, 2009, the portfolio managers who manage the day-to-day investment operations of the above listed Portfolios will transition from a division within NYLIM, currently referred to as NYLIM Equity Investors or Equity Investors Group ("EIG"), to a wholly-owned subsidiary of NYLIM Holdings LLC. The new legal entity will be named Madison Square Investors LLC ("MSI"). The creation of MSI will not impact the portfolio management teams or investment strategies of the Portfolios. The Portfolios' Boards of Directors (the "Board") approved the appointment of MSI as subadvisor to the Portfolios at a meeting on September 25, 2008. The Board also approved a new Subadvisory Agreement between NYLIM and MSI. There will be no change in the management fees paid by the Portfolios as a result of this initiative.

Effective January 2, 2009

     1. All references to NYLIM as the entity responsible for the day-to-day portfolio management of the above referenced Portfolios are hereby replaced with Madison Square Investors LLC. NYLIM will remain the Portfolios' investment manager and will oversee MSI. Under the supervision of NYLIM, MSI will be responsible for the portfolio management of the Portfolios, including making the specific decisions about buying, selling and holding securities.

     2. All references to NYLIM Equity Investors or Equity Investors Group are hereby replaced with Madison Square Investors LLC.

     3. The section of the Prospectus entitled "SUBADVISORS" is amended to add a paragraph describing MSI as follows:

          Madison Square Investors LLC, 1180 Avenue of the Americas, New York, New York, 10036, serves as Subadvisor to the Common Stock, Conservative Allocation, Growth Allocation, Mid Cap Core, Moderate Allocation, Moderate Growth Allocation and S&P 500 Index Portfolios, and the equity portion of the Balanced Portfolio. The firm was established in 2009 as an independent investment adviser and previously operated as an investment division of NYLIM. MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                          MAINSTAY VP SERIES FUND, INC.

                Supplement dated December 15, 2008 ("Supplement")
               to the Prospectus dated May 1, 2008 ("Prospectus")



MAINSTAY VP BOND PORTFOLIO                       MAINSTAY VP MODERATE ALLOCATION PORTFOLIO
MAINSTAY VP CASH MANAGEMENT PORTFOLIO            MAINSTAY VP MODERATE GROWTH ALLOCATION
MAINSTAY VP CONSERVATIVE ALLOCATION PORTFOLIO    PORTFOLIO
MAINSTAY VP GOVERNMENT PORTFOLIO                 MAINSTAY VP TOTAL RETURN PORTFOLIO




     This Supplement updates certain information contained in the above-dated Prospectus for MainStay VP Series Fund, Inc. (the "Fund") regarding the above listed Portfolios, each a series of the Fund. You may obtain copies of the Prospectus and the Statements of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

INDEX NAME CHANGE

Barclays Capital has changed the name of all the Lehman Brothers indices to Barclays Capital(1). Accordingly, with respect to the following Portfolios, all references to "Lehman Brothers" are hereby replaced with "Barclays Capital" when used with respect to such indices:

       - MainStay VP Bond Portfolio

       - MainStay VP Conservative Allocation Portfolio

       - MainStay VP Government Portfolio

       - MainStay VP Moderate Allocation Portfolio

       - MainStay VP Moderate Growth Allocation Portfolio

       - MainStay VP Total Return Portfolio

MAINSTAY VP CASH MANAGEMENT PORTFOLIO ONLY:

From time to time, New York Life Investment Management LLC, the Portfolio's Manager ("Manager") may limit expenses of the MainStay VP Cash Management Portfolio to the extent it deems appropriate to enhance the yield of the Portfolio, or a class of the Portfolio, during periods when expenses have a significant impact on the yield of the Portfolio, or a class of the Portfolio, as applicable, because of low interest rates. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Portfolio and described in the Portfolio's prospectus. It may be revised or terminated by the Manager at any time without notice.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

--------

(1) Barclays Capital recently completed its acquisition of Lehman Brothers' North American Investment Banking and Capital Markets businesses, and as part of the transaction, Lehman Brothers indices have become part of Barclays Capital.

                          MAINSTAY VP SERIES FUND, INC.

                      MAINSTAY VP CASH MANAGEMENT PORTFOLIO
                       MAINSTAY VP FLOATING RATE PORTFOLIO

                Supplement dated February 13, 2009 ("Supplement")
               to the Prospectus dated May 1, 2008 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Prospectus for MainStay VP Series Fund, Inc. (the "Fund") regarding the MainStay VP Cash Management Portfolio (the "Portfolio"), a series of the Fund. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

1.  MAINSTAY VP CASH MANAGEMENT PORTFOLIO

     At a meeting of the Board of Directors ("Board") held on February 10, 2009, the Board approved the termination of the Subadvisory Agreement between New York Life Investment Management LLC ("New York Life Investments") and MacKay Shields LLC with respect to the Portfolio. New York Life Investments will assume responsibility for the day-to-day management of the Portfolio effective March 2, 2009.

     Effective March 2, 2009

     (a) All references to MacKay Shields LLC as the entity responsible for the day-to-day portfolio management of the Portfolio are hereby replaced with New York Life Investments. New York Life Investments will be responsible for the portfolio management of the Portfolio, including making the specific decisions about buying, selling and holding securities.

     (b) The "PORTFOLIO MANAGERS" section beginning on page A-76 and the "PORTFOLIO MANAGER BIOGRAPHIES" section beginning on Page A-77 of the Prospectus are hereby revised as follows:

          CASH MANAGEMENT PORTFOLIO -- David Clement and Thomas J. Girard

          DAVID CLEMENT, CFA Mr. Clement has managed the Cash Management Portfolio since March 2009 and is a member of the fixed-income portfolio management team at New York Life Investments. As of March 2000, the fixed-income portfolio management team at New York Life became a part of New York Life Investments. Mr. Clement joined the Asset Management Group of New York Life in 1990. Mr. Clement has been a Chartered Financial Analyst since 1993.

          THOMAS J. GIRARD Mr. Girard has managed the Cash Management Portfolio since March 2009 and the Bond Portfolio since 2007. Mr. Girard is a Senior Portfolio Manager, Head of the Portfolio Management and Strategy Group and chairs the Portfolio Strategy and Asset Allocation Committee. He joined New York Life Investments in 2007 and is responsible for managing all multi-sector third-party fixed income mandates. Prior to joining New York Life Investments, Mr. Girard was a portfolio manager and co-head of fixed income at Robeco Investment Management/Weiss Peck Greer where he developed specific investment strategies for institutional clients, including insurance companies and corporate pension plans. Prior to that, Mr. Girard was a portfolio manager at Bankers Trust where he managed money market, asset backed and corporate bond portfolios. He received a B.S. from St. John Fisher College and an M.B.A. from Fordham University. Mr. Girard is a Certified Public Accountant.

2.  MAINSTAY VP FLOATING RATE PORTFOLIO

     (a) The "DIVIDENDS AND DISTRIBUTIONS" section on page 82 of the Prospectus is hereby revised as follows:

          DIVIDENDS AND DISTRIBUTIONS

          The Cash Management Portfolio (which seeks to maintain a constant net asset value of $1.00 per share) and the Floating Rate Portfolio will each declare a dividend of its net investment income daily and distribute such dividend monthly. Each Portfolio other than the Cash Management and Floating Rate Portfolios declares and distributes a dividend of net investment income, if any, annually. Shareholders of each Portfolio will begin to earn dividends on the first business day after the shareholder's purchase order has been received. Distributions reinvested in shares will be made after the first business day of each month following declaration of the dividend. Each Portfolio will distribute its net long-term capital gains, if any after the utilization of any capital loss carry forwards after the end of each fiscal year. The portfolios may declare an additional distribution of investment income and capital gains in October, November or December (which would be paid before February 1 of the following year) to avid the excise tax on income not distributed in accordance with the applicable timing requirements.

          PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                                 January 6, 2009

                        DREYFUS INVESTMENT PORTFOLIOS --
                           TECHNOLOGY GROWTH PORTFOLIO

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2008

                     THE FOLLOWING INFORMATION SUPPLEMENTS AND
                SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN
                THE SECTION OF THE PORTFOLIO'S PROSPECTUS
                ENTITLED "MANAGEMENT-INVESTMENT ADVISER":

                     Effective January 6, 2009, Barry K. Mills,
                CFA serves as the portfolio's sole primary portfolio manager.

                                                       0175S0109

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                                        9

NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE (VUL) AND
NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE (SVUL)
PERFORMANCE SUMMARY
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008



                                            PORTFOLIO    YEAR                                             SINCE
                                            INCEPTION     TO         1         3        5        10     PORTFOLIO
INVESTMENT DIVISION(1)                       DATE(2)     DATE      YEAR      YEARS    YEARS    YEARS    INCEPTION
MainStay VP Series Funds
  Bond--Initial Class                       1/23/1984     3.72%     3.72%     4.92%    4.20%    5.21%      8.07%
  Capital Appreciation--Initial Class       1/29/1993   -38.87%   -38.87%   -10.47%   -4.12%   -4.79%      4.25%
  Cash Management--Current 7-day yield as
     of December 31, 2008 is 0.28%(3)       1/29/1993     2.18%     2.18%     3.86%    3.07%    3.20%      3.72%
  Common Stock--Initial Class               1/23/1984   -36.39%   -36.39%    -7.99%   -1.43%   -0.75%      8.28%
  Convertible--Initial Class                10/1/1996   -34.42%   -34.42%    -5.95%   -1.21%    3.40%      4.67%
  Floating Rate--Initial Class               5/2/2005   -22.77%   -22.77%    -5.65%     N/A      N/A      -4.10%
  Government--Initial Class                 1/29/1993     9.80%     9.80%     6.82%    5.22%    5.43%      5.94%
  High Yield Corporate Bond--Initial
     Class                                   5/1/1995   -24.11%   -24.11%    -4.54%    0.19%    4.58%      6.42%
  ICAP Select Equity--Initial Class(4)       5/1/1998   -37.59%   -37.59%    -7.34%   -1.35%    0.02%      0.28%
  Large Cap Growth--Initial Class            5/1/1998   -38.80%   -38.80%    -7.30%   -4.08%   -0.75%      0.84%
  S&P 500 Index--Initial Class(5)           1/29/1993   -37.01%   -37.01%    -8.53%   -2.40%   -1.62%      6.33%
  Total Return--Initial Class               1/29/1993   -26.92%   -26.92%    -4.89%   -0.51%   -0.28%      5.41%
Alger American Capital Appreciation
  Portfolio--Class O Shares                 1/25/1995   -45.13%   -45.13%    -4.40%    1.59%    0.81%     10.46%
Alger American SmallCap Growth
  Portfolio--Class O Shares(6)              9/21/1988   -46.60%   -46.60%    -9.09%    0.47%   -2.31%      7.90%
American Century VP Inflation
  Protection--Class II                     12/31/2002    -1.59%    -1.59%     3.07%    3.31%     N/A       3.69%
American Century VP International--Class
  II                                        8/15/2001   -44.90%   -44.90%    -6.76%    1.02%     N/A      -0.58%
American Century VP Value--Class II         8/14/2001   -26.80%   -26.80%    -6.36%   -0.34%     N/A       1.82%
Dreyfus IP Technology Growth--Initial
  Shares                                    8/31/1999   -41.18%   -41.18%   -11.05%   -6.00%     N/A      -6.96%
Dreyfus VIF Developing Leaders--Initial
  Shares                                    8/31/1990   -37.59%   -37.59%   -16.80%   -7.46%   -0.55%     15.14%
Fidelity(R) VIP Contrafund(R)--Initial
  Class                                      1/3/1995   -42.51%   -42.51%    -8.93%    0.39%    1.92%      8.92%
Fidelity(R) VIP Equity-Income--Initial
  Class                                     10/9/1986   -42.65%   -42.65%   -11.22%   -3.74%   -0.20%      7.63%
Fidelity(R) VIP Growth--Initial Class       10/9/1986   -47.17%   -47.17%   -10.51%   -4.76%   -3.06%      7.69%
Fidelity(R) VIP Index 500--Initial Class    8/27/1992   -37.00%   -37.00%    -8.39%   -2.27%   -1.55%      6.71%
Fidelity(R) VIP Investment Grade
  Bond--Initial Class                       12/5/1988    -3.25%    -3.25%     1.72%    2.36%    4.53%      6.44%
Fidelity(R) VIP Mid-Cap--Initial Class     12/28/1998   -39.44%   -39.44%    -7.59%    3.12%   10.89%     11.22%
Fidelity(R) VIP Overseas--Initial Class     1/28/1987   -43.80%   -43.80%    -8.01%    1.04%    0.91%      5.02%
Janus Aspen Series
  Balanced--Institutional Shares            9/13/1993   -15.84%   -15.84%     0.99%    3.83%    4.28%      9.32%
Janus Aspen Series Mid Cap
  Growth--Institutional Shares              9/13/1993   -43.72%   -43.72%    -7.94%    1.14%   -0.42%      6.81%
Janus Aspen Series Worldwide
  Growth--Institutional Shares              9/13/1993   -44.66%   -44.66%   -10.49%   -4.47%   -2.33%      6.10%
MFS(R) Investors Trust Series--Initial
  Class                                     10/9/1995   -33.08%   -33.08%    -5.87%   -0.07%   -1.48%      4.61%
MFS(R) New Discovery Series--Initial
  Class                                      5/1/1998   -39.33%   -39.33%   -11.03%   -4.62%    1.54%      1.65%
MFS(R) Research Series--Initial Class       7/26/1995   -36.09%   -36.09%    -7.19%   -0.03%   -1.35%      4.27%
MFS(R) Utilities Series--Initial Class       1/3/1995   -37.67%   -37.67%     1.52%    9.74%    5.90%     11.13%
Neuberger Berman AMT Mid-Cap
  Growth--Class I                           11/3/1997   -43.37%   -43.37%    -7.33%    1.04%    0.22%      4.70%
PIMCO Global Bond
  Portfolio--Administrative Class Shares    1/10/2002    -0.81%    -0.81%     4.43%    3.30%     N/A       7.16%
PIMCO Low Duration
  Portfolio--Administrative Class Shares    2/16/1999    -0.40%    -0.40%     3.59%    2.72%     N/A       4.07%
PIMCO Real Return
  Portfolio--Administrative Class Shares    9/30/1999    -7.00%    -7.00%     1.19%    2.87%     N/A       6.85%
PIMCO Total Return
  Portfolio--Administrative Class Shares   12/31/1997     4.84%     4.84%     5.79%    4.93%    5.64%      5.90%
T. Rowe Price Equity Income Portfolio       3/31/1994   -36.11%   -36.11%    -7.76%   -1.27%    1.98%      7.62%
T. Rowe Price Limited-Term Bond Portfolio   5/13/1994     1.55%     1.55%     3.69%    2.77%    4.18%      4.88%
Van Eck Worldwide Absolute Return Fund       5/1/2003   -13.10%   -13.10%    -0.55%   -0.37%     N/A      -0.29%
Van Eck Worldwide Hard Assets Fund           9/1/1989   -46.12%   -46.12%    -0.84%   12.89%   12.05%      7.13%
Van Kampen UIF Emerging Markets
  Debt--Class I                             6/16/1997   -14.98%   -14.98%     0.12%    4.40%   10.64%      6.11%
Van Kampen UIF Emerging Markets
  Equity--Class I                           10/1/1996   -56.62%   -56.62%    -5.81%    6.60%    7.64%      3.66%
Van Kampen UIF U.S. Real Estate--Class I     3/3/1997   -37.89%   -37.89%   -10.75%    2.57%    8.04%      7.21%
-----------------------------------------------------------------------------------------------------------------



This report shows the actual investment performance of the Investment Divisions available with NYLIAC's Pinnacle variable universal life insurance products. These performance figures reflect investment management fees and direct operating expenses of the Investment Divisions. They do not reflect administrative costs, cost of insurance, and other policy charges (see the prospectus for details.) If these charges were applied, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT
HTTP//WWW.NEWYORKLIFE.COM.

Policy fees and expenses vary by product. We recommend that you obtain a personalized illustration from your registered representative which takes into account the amount of insurance purchased, complete fees and charges under your specific policy, gender, age and underwriting classification. Performance data shown represents past performance and is not a guarantee of future results. Due to market volatility, current performance may be more or less than the figures shown.

These rates of return are not an estimate or guarantee of future performance. Your policy and the actual investment return of the subaccounts will fluctuate in response to market conditions and the specific Investment Divisions you choose. The advisors to some of the Investment Divisions have assumed or reduced some of those Investment Division's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Investment Divisions would have been lower.

Policyowners may invest in one or more of the Investment Divisions. Each Investment Division has its own investment objective, which will affect its return and its risk classification. The Investment Divisions offered through a NYLIAC Pinnacle variable universal life or survivorship variable universal life insurance policy are different from mutual funds that may have similar names but are available directly to the public. Investment results will vary. Availability of Investment Divisions will differ for the various products. Please refer to your product prospectus for Investment Division availability.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFE.COM. POLICYOWNERS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE (VUL) AND
NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE (SVUL)
PERFORMANCE SUMMARY
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

The advisors to some of the Investment Divisions have assumed or reduced some of those portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

(1) The Investment Divisions offered through NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL are different from mutual funds that may have similar names but are available directly to the public. Investment results will differ.

(2) The Inception Date is the date the underlying portfolio was established, not the date the portfolio was added as an Investment Division to the VUL Separate Account-I. NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL were first introduced for sale on 6/11/01. For the period from the Inception Date, until June 11, 2001, values assume that the NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL policies were available, which they were not.

(3) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(4) The MainStay VP Value--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on May 16, 2008.

(5) MainStay VP S&P 500 Index Portfolio--The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an index.

(6) New allocations to the Alger American SmallCap Growth--Class O Shares Investment Division will not be accepted from policyowners who were not invested in this Investment Division as of June 1, 2007.

NYLIAC Pinnacle Variable Universal Life and NYLIAC Pinnacle Survivorship Variable Universal Life are issued by New York Life Insurance and Annuity Corporation (A Delaware Corporation) and distributed by NYLIFE Distributors LLC, member FINRA/SIPC, wholly owned subsidiaries of New York Life Insurance Company, 51 Madison Ave., NY, NY 10010.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS



GROUP 1 POLICIES:   Variable Universal Life
                    Survivorship Variable Universal Life - Series 1

GROUP 2 POLICIES:   Variable Universal Life 2000 - Series 1
                    Single Premium Variable Universal Life - Series 1

GROUP 3 POLICIES:   Pinnacle Variable Universal Life
                    Pinnacle Survivorship Variable Universal Life

GROUP 4 POLICIES:   Variable Universal Life 2000 - Series 2
                    Survivorship Variable Universal Life - Series 2
                    Single Premium Variable Universal Life - Series 2
                    Single Premium Variable Universal Life - Series 3
                    Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2008






                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $7,230,249        $32,293,722      $134,939,843
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          1,332            (46,316)          (92,343)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................          1,827             12,188            64,018
     Administrative charges...........            213              1,218             8,168
                                           ----------        -----------      ------------
       Total net assets...............     $7,229,541        $32,234,000      $134,775,314
                                           ==========        ===========      ============

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................     $2,396,940        $13,445,716      $ 94,366,997
     Group 2 Policies.................      1,231,649         10,727,571        34,845,772
     Group 3 Policies.................             --          1,300,277           398,594
     Group 4 Policies.................      3,600,952          6,760,436         5,163,951
                                           ----------        -----------      ------------
       Total net assets...............     $7,229,541        $32,234,000      $134,775,314
                                           ==========        ===========      ============
     Group 1 variable accumulation
       unit value.....................     $     8.82        $     21.67      $      14.83
                                           ==========        ===========      ============
     Group 2 variable accumulation
       unit value.....................     $     8.89        $     16.15      $       5.65
                                           ==========        ===========      ============
     Group 3 variable accumulation
       unit value.....................     $       --        $     14.11      $       7.33
                                           ==========        ===========      ============
     Group 4 variable accumulation
       unit value.....................     $     9.05        $     13.76      $       8.22
                                           ==========        ===========      ============


Identified Cost of Investment.........     $9,576,105        $31,954,845      $173,083,204
                                           ==========        ===========      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I













                          MAINSTAY VP       MAINSTAY VP                                                              MAINSTAY VP
        MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       MAINSTAY VP        MAINSTAY VP         GROWTH
           CASH             STOCK--        ALLOCATION--      CONVERTIBLE--    FLOATING RATE--     GOVERNMENT--      ALLOCATION--
        MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
      ---------------------------------------------------------------------------------------------------------------------------


        $80,918,497      $ 69,303,692       $3,954,985        $27,253,632        $5,795,183        $24,679,538       $15,801,245
             31,996                --               --                 --            28,756                 --                --

            553,613            15,137           29,193                271                76            (46,360)         (102,300)



             17,816            30,996            1,309              9,555             1,345              8,923             4,072
              1,688             3,578              146                674               131                927               458
        -----------      ------------       ----------        -----------        ----------        -----------       -----------
        $81,484,602      $ 69,284,255       $3,982,723        $27,243,674        $5,822,539        $24,623,328       $15,694,415
        ===========      ============       ==========        ===========        ==========        ===========       ===========



        $19,577,674      $ 41,295,262       $1,643,023        $ 7,723,603        $1,457,883        $10,111,848       $ 5,331,599
         18,204,297        22,027,740          816,622         12,604,351         1,238,418          7,349,127         3,085,439
         23,952,472           706,052               --            433,093           877,497            557,011                --
         19,750,159         5,255,201        1,523,078          6,482,627         2,248,741          6,605,342         7,277,377
        -----------      ------------       ----------        -----------        ----------        -----------       -----------
        $81,484,602      $ 69,284,255       $3,982,723        $27,243,674        $5,822,539        $24,623,328       $15,694,415
        ===========      ============       ==========        ===========        ==========        ===========       ===========
        $      1.58      $      22.02       $     9.30        $     15.97        $     8.35        $     21.39       $      7.59
        ===========      ============       ==========        ===========        ==========        ===========       ===========
        $      1.26      $       8.36       $     9.25        $     11.31        $     8.41        $     16.59       $      7.52
        ===========      ============       ==========        ===========        ==========        ===========       ===========
        $      1.20      $       8.60       $       --        $     10.88        $     8.19        $     14.29       $        --
        ===========      ============       ==========        ===========        ==========        ===========       ===========
        $      1.18      $       9.83       $     9.39        $     10.98        $     8.57        $     14.02       $      7.63
        ===========      ============       ==========        ===========        ==========        ===========       ===========


        $80,916,314      $111,797,348       $4,581,180        $38,532,014        $7,867,286        $23,163,590       $24,167,130
        ===========      ============       ==========        ===========        ==========        ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008



                                           MAINSTAY VP
                                           HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                            CORPORATE        ICAP SELECT      INTERNATIONAL
                                             BOND--           EQUITY--          EQUITY--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $ 76,127,609      $ 67,759,852       $47,489,488
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          28,286            66,271             8,084

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................          27,391            25,649            15,853
     Administrative charges...........           3,148             2,808             1,727
                                          ------------      ------------       -----------
       Total net assets...............    $ 76,125,356      $ 67,797,666       $47,479,992
                                          ============      ============       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................    $ 35,073,571      $ 32,766,210       $19,245,877
     Group 2 Policies.................      18,919,661        20,597,859        12,336,004
     Group 3 Policies.................       2,879,879         1,037,573                --
     Group 4 Policies.................      19,252,245        13,396,024        15,898,111
                                          ------------      ------------       -----------
       Total net assets...............    $ 76,125,356      $ 67,797,666       $47,479,992
                                          ============      ============       ===========
     Group 1 variable accumulation
       unit value.....................    $      21.29      $       8.62       $     20.24
                                          ============      ============       ===========
     Group 2 variable accumulation
       unit value.....................    $      13.73      $       9.28       $     12.56
                                          ============      ============       ===========
     Group 3 variable accumulation
       unit value.....................    $      14.13      $       9.87       $        --
                                          ============      ============       ===========
     Group 4 variable accumulation
       unit value.....................    $      13.48      $       9.94       $     15.53
                                          ============      ============       ===========


Identified Cost of Investment.........    $104,398,030      $108,957,918       $63,288,118
                                          ============      ============       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









                                                                                                  MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP
         LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500
         GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $18,625,257       $21,508,774       $25,869,838       $25,486,020       $12,659,198       $21,489,820      $180,140,906
                 --                --                --                --                --                --                --

              4,571               466             9,930            (8,296)           22,595            35,830           (80,658)



              6,189             6,019             6,868             7,607             3,889             6,162            68,628
                349               601               604               700               417               683             7,837
        -----------       -----------       -----------       -----------       -----------       -----------      ------------
        $18,623,290       $21,502,620       $25,872,296       $25,469,417       $12,677,487       $21,518,805      $179,983,783
        ===========       ===========       ===========       ===========       ===========       ===========      ============



        $ 4,073,884       $ 6,950,135       $ 6,888,935       $ 7,931,308       $ 4,809,795       $ 7,857,498      $ 90,434,752
          9,538,323         5,626,511         7,542,795         7,940,650         2,985,696         4,778,822        49,992,577
            610,674                --                --                --                --                --        11,939,383
          4,400,409         8,925,974        11,440,566         9,597,459         4,881,996         8,882,485        27,617,071
        -----------       -----------       -----------       -----------       -----------       -----------      ------------
        $18,623,290       $21,502,620       $25,872,296       $25,469,417       $12,677,487       $21,518,805      $179,983,783
        ===========       ===========       ===========       ===========       ===========       ===========      ============
        $      5.45       $     10.41       $      9.03       $      9.79       $      8.76       $      8.10      $      23.32
        ===========       ===========       ===========       ===========       ===========       ===========      ============
        $      7.45       $     10.63       $      9.49       $      9.93       $      8.71       $      8.00      $       7.72
        ===========       ===========       ===========       ===========       ===========       ===========      ============
        $      7.55       $        --       $        --       $        --       $        --       $        --      $       8.90
        ===========       ===========       ===========       ===========       ===========       ===========      ============
        $      8.55       $     11.49       $     10.91       $     10.26       $      8.90       $      8.17      $       9.70
        ===========       ===========       ===========       ===========       ===========       ===========      ============


        $23,747,296       $39,326,134       $43,050,354       $42,821,826       $16,359,178       $30,154,502      $224,531,221
        ===========       ===========       ===========       ===========       ===========       ===========      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                           MAINSTAY VP       MAINSTAY VP         AIM V.I.
                                            SMALL CAP           TOTAL         INTERNATIONAL
                                            GROWTH--          RETURN--        GROWTH FUND--
                                          INITIAL CLASS     INITIAL CLASS    SERIES I SHARES
                                         ---------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $12,151,916       $44,092,808        $1,318,310
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          (1,210)            8,568              (450)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................           3,085            20,676               372
     Administrative charges...........             242             2,651                32
                                           -----------       -----------        ----------
       Total net assets...............     $12,147,379       $44,078,049        $1,317,456
                                           ===========       ===========        ==========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................     $ 2,706,595       $29,891,506        $  378,589
     Group 2 Policies.................       3,805,065        10,802,662           414,892
     Group 3 Policies.................              --           207,580                --
     Group 4 Policies.................       5,635,719         3,176,301           523,975
                                           -----------       -----------        ----------
       Total net assets...............     $12,147,379       $44,078,049        $1,317,456
                                           ===========       ===========        ==========
     Group 1 variable accumulation
       unit value.....................     $      6.65       $     18.43        $     6.10
                                           ===========       ===========        ==========
     Group 2 variable accumulation
       unit value.....................     $      6.90       $      9.09        $     6.24
                                           ===========       ===========        ==========
     Group 3 variable accumulation
       unit value.....................     $        --       $      9.97        $       --
                                           ===========       ===========        ==========
     Group 4 variable accumulation
       unit value.....................     $      8.15       $     10.56        $     6.31
                                           ===========       ===========        ==========


Identified Cost of Investment.........     $23,330,101       $67,568,785        $1,737,688
                                           ===========       ===========        ==========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









         ALGER          ALGER     ALLIANCEBERNSTEIN    AMERICAN
       AMERICAN       AMERICAN        VPS SMALL/      CENTURY VP       AMERICAN       AMERICAN      CVS CALVERT    DREYFUS IP
        CAPITAL       SMALLCAP      MID CAP VALUE      INFLATION      CENTURY VP     CENTURY VP       SOCIAL       TECHNOLOGY
    APPRECIATION--    GROWTH--       PORTFOLIO--     PROTECTION--  INTERNATIONAL--     VALUE--       BALANCED       GROWTH--
    CLASS O SHARES CLASS O SHARES   CLASS A SHARES     CLASS II        CLASS II       CLASS II       PORTFOLIO   INITIAL SHARES
    ---------------------------------------------------------------------------------------------------------------------------


      $  696,556     $26,261,136      $  989,170       $135,939       $1,100,027     $  942,174     $3,347,811     $6,841,728
              --              --              --             --               --             --             --             --

              --         (63,315)          4,570             --               --            633          1,176          2,097



              --          10,123             175             --               --             --          1,243          1,746
              --             974              12             --               --             --            101            153
      ----------     -----------      ----------       --------       ----------     ----------     ----------     ----------
      $  696,556     $26,186,724      $  993,553       $135,939       $1,100,027     $  942,807     $3,347,643     $6,841,926
      ==========     ===========      ==========       ========       ==========     ==========     ==========     ==========



      $       --     $11,378,268      $  268,269       $     --       $       --     $       --     $1,169,554     $1,775,938
              --      10,063,603         247,883             --               --             --      1,462,530      1,954,015
         696,556         489,942              --        135,939        1,100,027        942,807             --        250,948
              --       4,254,911         477,401             --               --             --        715,559      2,861,025
      ----------     -----------      ----------       --------       ----------     ----------     ----------     ----------
      $  696,556     $26,186,724      $  993,553       $135,939       $1,100,027     $  942,807     $3,347,643     $6,841,926
      ==========     ===========      ==========       ========       ==========     ==========     ==========     ==========
      $       --     $      9.04      $     6.16       $     --       $       --     $       --     $    11.90     $     6.24
      ==========     ===========      ==========       ========       ==========     ==========     ==========     ==========
      $       --     $      6.89      $     6.13       $     --       $       --     $       --     $     8.50     $     6.54
      ==========     ===========      ==========       ========       ==========     ==========     ==========     ==========
      $    12.90     $     11.08      $       --       $  11.56       $    12.60     $    12.47     $       --     $     8.45
      ==========     ===========      ==========       ========       ==========     ==========     ==========     ==========
      $       --     $     12.05      $     6.36       $     --       $       --     $       --     $     9.76     $     8.50
      ==========     ===========      ==========       ========       ==========     ==========     ==========     ==========


      $1,112,729     $29,327,974      $1,173,417       $142,291       $1,748,864     $1,368,695     $4,769,492     $9,625,336
      ==========     ===========      ==========       ========       ==========     ==========     ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008



                                                          DWS DREMAN
                                        DREYFUS VIF        SMALL MID        FIDELITY(R)
                                        DEVELOPING         CAP VALUE            VIP
                                         LEADERS--           VIP--        CONTRAFUND(R)--
                                      INITIAL SHARES    CLASS A SHARES     INITIAL CLASS
                                      ---------------------------------------------------

ASSETS:
  Investments, at net asset value...    $  966,202         $326,994         $125,052,678
  Dividends due and accrued.........            --               --                   --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation............            --              135              (75,931)

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
       charges......................            --               70               45,695
     Administrative charges.........            --                5                4,960
                                        ----------         --------         ------------
       Total net assets.............    $  966,202         $327,054         $124,926,092
                                        ==========         ========         ============

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies...............    $       --         $ 73,194         $ 58,105,355
     Group 2 Policies...............            --           96,080           37,491,345
     Group 3 Policies...............       966,202               --            5,558,362
     Group 4 Policies...............            --          157,780           23,771,030
                                        ----------         --------         ------------
       Total net assets.............    $  966,202         $327,054         $124,926,092
                                        ==========         ========         ============
     Group 1 variable accumulation
       unit value...................    $       --         $   6.88         $      18.65
                                        ==========         ========         ============
     Group 2 variable accumulation
       unit value...................    $       --         $   6.98         $      11.02
                                        ==========         ========         ============
     Group 3 variable accumulation
       unit value...................    $     8.65         $     --         $      11.71
                                        ==========         ========         ============
     Group 4 variable accumulation
       unit value...................    $       --         $   6.91         $      11.70
                                        ==========         ========         ============


Identified Cost of Investment.......    $1,762,700         $357,567         $207,470,976
                                        ==========         ========         ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









        FIDELITY(R)                                           FIDELITY(R)                                           JANUS ASPEN
            VIP           FIDELITY(R)       FIDELITY(R)           VIP           FIDELITY(R)       FIDELITY(R)         SERIES
          EQUITY-             VIP               VIP           INVESTMENT            VIP               VIP           BALANCED--
         INCOME--          GROWTH--         INDEX 500--      GRADE BOND--        MID CAP--        OVERSEAS--       INSTITUTIONAL
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES
      --------------------------------------------------------------------------------------------------------------------------


        $42,175,837       $2,379,197        $ 3,786,827        $859,533         $2,459,452        $3,329,136       $102,191,638
                 --               --                 --              --                 --                --                 --

           (101,823)              --                 --              --                633                --            (12,872)



             14,725               --                 --              --                 --                --             42,158
              1,620               --                 --              --                 --                --              3,264
        -----------       ----------        -----------        --------         ----------        ----------       ------------
        $42,057,669       $2,379,197        $ 3,786,827        $859,533         $2,460,085        $3,329,136       $102,133,344
        ===========       ==========        ===========        ========         ==========        ==========       ============



        $18,622,003       $       --        $        --        $     --         $       --        $       --       $ 36,588,650
         11,580,327               --                 --              --                 --                --         50,628,723
          2,062,261        2,379,197          3,786,827         859,533          2,460,085         3,329,136          1,232,074
          9,793,078               --                 --              --                 --                --         13,683,897
        -----------       ----------        -----------        --------         ----------        ----------       ------------
        $42,057,669       $2,379,197        $ 3,786,827        $859,533         $2,460,085        $3,329,136       $102,133,344
        ===========       ==========        ===========        ========         ==========        ==========       ============
        $     13.38       $       --        $        --        $     --         $       --        $       --       $      23.26
        ===========       ==========        ===========        ========         ==========        ==========       ============
        $      9.32       $       --        $        --        $     --         $       --        $       --       $      13.27
        ===========       ==========        ===========        ========         ==========        ==========       ============
        $      9.23       $     7.10        $      8.68        $  12.03         $    15.03        $    11.89       $      12.93
        ===========       ==========        ===========        ========         ==========        ==========       ============
        $      9.16       $       --        $        --        $     --         $       --        $       --       $      13.03
        ===========       ==========        ===========        ========         ==========        ==========       ============


        $73,589,174       $3,827,500        $ 5,426,149        $901,787         $4,021,712        $5,512,566       $106,705,510
        ===========       ==========        ===========        ========         ==========        ==========       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008


                                           JANUS ASPEN       JANUS ASPEN
                                             SERIES            SERIES            MFS(R)
                                             MID CAP          WORLDWIDE         INVESTORS
                                            GROWTH--          GROWTH--            TRUST
                                          INSTITUTIONAL     INSTITUTIONAL       SERIES--
                                             SHARES            SHARES         INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $1,026,396        $64,973,502        $149,036
  Dividends due and accrued...........             --                 --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             --            (87,580)             --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             --             28,815              --
     Administrative charges...........             --              2,639              --
                                           ----------        -----------        --------
       Total net assets...............     $1,026,396        $64,854,468        $149,036
                                           ==========        ===========        ========
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................     $       --        $29,630,211        $     --
     Group 2 Policies.................             --         29,150,300              --
     Group 3 Policies.................      1,026,396          1,055,127         149,036
     Group 4 Policies.................             --          5,018,830              --
                                           ----------        -----------        --------
       Total net assets...............     $1,026,396        $64,854,468        $149,036
                                           ==========        ===========        ========
     Group 1 variable accumulation
       unit value.....................     $       --        $     11.77        $     --
                                           ==========        ===========        ========
     Group 2 variable accumulation
       unit value.....................     $       --        $      6.48        $     --
                                           ==========        ===========        ========
     Group 3 variable accumulation
       unit value.....................     $    11.01        $      7.53        $   9.59
                                           ==========        ===========        ========
     Group 4 variable accumulation
       unit value.....................     $       --        $      8.07        $     --
                                           ==========        ===========        ========


Identified Cost of Investment.........     $1,598,549        $99,115,821        $215,375
                                           ==========        ===========        ========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I








                                                               NEUBERGER
          MFS(R)                                              BERMAN AMT           PIMCO                               PIMCO
            NEW             MFS(R)            MFS(R)            MID-CAP           GLOBAL             PIMCO             REAL
         DISCOVERY         RESEARCH          UTILITIES          GROWTH            BOND--        LOW DURATION--       RETURN--
         SERIES--          SERIES--          SERIES--         PORTFOLIO--     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES
      --------------------------------------------------------------------------------------------------------------------------


        $  904,376         $111,214         $2,764,953         $399,539          $213,180           $18,317          $247,401
                --               --                 --               --               526                75               586

                --               --             (2,682)              --                --                --                --



                --               --                559               --                --                --                --
                --               --                 59               --                --                --                --
        ----------         --------         ----------         --------          --------           -------          --------
        $  904,376         $111,214         $2,761,653         $399,539          $213,706           $18,392          $247,987
        ==========         ========         ==========         ========          ========           =======          ========


        $       --         $     --         $  707,735         $     --          $     --           $    --          $     --
                --               --            463,076               --                --                --                --
           904,376          111,214            810,796          399,539           213,706            18,392           247,987
                --               --            780,046               --                --                --                --
        ----------         --------         ----------         --------          --------           -------          --------
        $  904,376         $111,214         $2,761,653         $399,539          $213,706           $18,392          $247,987
        ==========         ========         ==========         ========          ========           =======          ========
        $       --         $     --         $     6.22         $     --          $     --           $    --          $     --
        ==========         ========         ==========         ========          ========           =======          ========
        $       --         $     --         $     6.23         $     --          $     --           $    --          $     --
        ==========         ========         ==========         ========          ========           =======          ========
        $     8.32         $   7.97         $    20.49         $  10.97          $  11.44           $  9.98          $  10.20
        ==========         ========         ==========         ========          ========           =======          ========
        $       --         $     --         $     6.29         $     --          $     --           $    --          $     --
        ==========         ========         ==========         ========          ========           =======          ========


        $1,551,561         $160,641         $3,627,059         $543,948          $221,263           $19,909          $349,388
        ==========         ========         ==========         ========          ========           =======          ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                              PIMCO
                                              TOTAL              ROYCE               ROYCE
                                            RETURN--           MICRO-CAP           SMALL-CAP
                                         ADMINISTRATIVE       PORTFOLIO--         PORTFOLIO--
                                          CLASS SHARES     INVESTMENT CLASS    INVESTMENT CLASS
                                         ------------------------------------------------------


ASSETS:
  Investments, at net asset value.....     $  966,234         $ 5,523,506         $5,564,328
  Dividends due and accrued...........          3,270                  --                 --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             --               1,517              5,420

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             --               1,294              1,557
     Administrative charges...........             --                 115                151
                                           ----------         -----------         ----------
       Total net assets...............     $  969,504         $ 5,523,614         $5,568,040
                                           ==========         ===========         ==========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................     $       --         $ 1,356,555         $1,797,684
     Group 2 Policies.................             --           1,441,933          1,537,653
     Group 3 Policies.................        969,504                  --                 --
     Group 4 Policies.................             --           2,725,126          2,232,703
                                           ----------         -----------         ----------
       Total net assets...............     $  969,504         $ 5,523,614         $5,568,040
                                           ==========         ===========         ==========
     Group 1 variable accumulation
       unit value.....................     $       --         $      7.20         $     8.14
                                           ==========         ===========         ==========
     Group 2 variable accumulation
       unit value.....................     $       --         $      7.20         $     8.12
                                           ==========         ===========         ==========
     Group 3 variable accumulation
       unit value.....................     $    11.75         $        --         $       --
                                           ==========         ===========         ==========
     Group 4 variable accumulation
       unit value.....................     $       --         $      7.29         $     8.35
                                           ==========         ===========         ==========


Identified Cost of Investment.........     $1,038,484         $10,732,861         $8,155,272
                                           ==========         ===========         ==========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I










          T. ROWE           T. ROWE                                             VAN KAMPEN        VAN KAMPEN        VAN KAMPEN
           PRICE             PRICE            VAN ECK                          UIF EMERGING      UIF EMERGING        UIF U.S.
          EQUITY           LIMITED-          WORLDWIDE          VAN ECK           MARKETS           MARKETS            REAL
          INCOME           TERM BOND         ABSOLUTE          WORLDWIDE          DEBT--           EQUITY--          ESTATE--
         PORTFOLIO         PORTFOLIO          RETURN          HARD ASSETS         CLASS I           CLASS I           CLASS I
      --------------------------------------------------------------------------------------------------------------------------


        $46,081,256        $565,307          $627,246         $21,655,245        $552,331         $34,987,848       $2,589,015
                 --           1,945                --                  --              --                  --               --

            (21,270)             --                --              62,267              --              16,887            3,243



             13,615              --                --               5,159              --              12,194              190
              1,117              --                --                 524              --               1,184               21
        -----------        --------          --------         -----------        --------         -----------       ----------
        $46,045,254        $567,252          $627,246         $21,711,829        $552,331         $34,991,357       $2,592,047
        ===========        ========          ========         ===========        ========         ===========       ==========



        $12,857,630        $     --          $     --         $ 6,745,858        $     --         $13,731,635       $  415,570
         15,953,733              --                --           5,150,957              --          11,863,124          150,773
          3,013,452         567,252           627,246           1,317,728         552,331             614,346          677,583
         14,220,439              --                --           8,497,286              --           8,782,252        1,348,121
        -----------        --------          --------         -----------        --------         -----------       ----------
        $46,045,254        $567,252          $627,246         $21,711,829        $552,331         $34,991,357       $2,592,047
        ===========        ========          ========         ===========        ========         ===========       ==========
        $     10.79        $     --          $     --         $     10.89        $     --         $     14.62       $     5.57
        ===========        ========          ========         ===========        ========         ===========       ==========
        $     11.02        $     --          $     --         $     10.56        $     --         $     15.16       $     5.58
        ===========        ========          ========         ===========        ========         ===========       ==========
        $     10.17        $  12.07          $   9.34         $     20.86        $  13.57         $     16.64       $    13.62
        ===========        ========          ========         ===========        ========         ===========       ==========
        $     10.24        $     --          $     --         $     11.07        $     --         $     17.10       $     5.76
        ===========        ========          ========         ===========        ========         ===========       ==========


        $70,205,202        $579,886          $722,694         $38,288,146        $716,153         $67,276,503       $3,906,762
        ===========        ========          ========         ===========        ========         ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2008






                                                                            MAINSTAY VP                     MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL       MAINSTAY VP       COMMON
                                            BALANCED--        BOND--      APPRECIATION--       CASH           STOCK--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    MANAGEMENT     INITIAL CLASS
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --     $ 1,392,890    $  1,086,142    $  1,382,600    $  1,421,847
  Mortality and expense risk charges....        (49,524)       (164,377)     (1,079,594)       (240,304)       (528,116)
  Administrative charges................         (3,065)        (13,452)       (133,727)        (16,286)        (56,883)
                                            -----------     -----------    ------------    ------------    ------------
       Net investment income (loss).....        (52,589)      1,215,061        (127,179)      1,126,010         836,848
                                            -----------     -----------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,615,289       4,901,792      17,391,394      31,228,598       8,835,209
  Cost of investments sold..............     (1,777,892)     (4,782,325)    (17,720,504)    (31,226,685)    (11,838,687)
                                            -----------     -----------    ------------    ------------    ------------
       Net realized gain (loss) on
          investments...................       (162,603)        119,467        (329,110)          1,913      (3,003,478)
  Realized gain distribution received...         27,301           9,683              --              --      12,823,830
  Change in unrealized appreciation
     (depreciation) on investments......     (2,323,626)       (396,673)    (89,198,530)          2,343     (52,101,592)
                                            -----------     -----------    ------------    ------------    ------------
       Net gain (loss) on investments...     (2,458,928)       (267,523)    (89,527,640)          4,256     (42,281,240)
                                            -----------     -----------    ------------    ------------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(2,511,517)    $   947,538    $(89,654,819)   $  1,130,266    $(41,444,392)
                                            ===========     ===========    ============    ============    ============








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                           INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP
                                             EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $    839,647    $     17,259    $    103,623    $         --    $    575,461
  Mortality and expense risk charges....       (317,296)       (124,863)       (170,215)       (208,801)       (184,409)
  Administrative charges................        (23,904)         (5,358)        (10,473)        (10,666)        (11,275)
                                           ------------    ------------    ------------    ------------    ------------
       Net investment income (loss).....        498,447        (112,962)        (77,065)       (219,467)        379,777
                                           ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      7,795,004       3,990,177       3,414,734       4,477,886       4,531,230
  Cost of investments sold..............     (6,257,560)     (3,875,081)     (3,409,014)     (3,790,522)     (4,570,907)
                                           ------------    ------------    ------------    ------------    ------------
       Net realized gain (loss) on
          investments...................      1,537,444         115,096           5,720         687,364         (39,677)
  Realized gain distribution received...      6,937,506              --       3,758,648       3,881,114       4,908,161
  Change in unrealized appreciation
     (depreciation) on investments......    (26,590,514)    (11,410,002)    (19,446,473)    (25,807,396)    (18,082,571)
                                           ------------    ------------    ------------    ------------    ------------
       Net gain (loss) on investments...    (18,115,564)    (11,294,906)    (15,682,105)    (21,238,918)    (13,214,087)
                                           ------------    ------------    ------------    ------------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $(17,617,117)   $(11,407,868)   $(15,759,170)   $(21,458,385)   $(12,834,310)
                                           ============    ============    ============    ============    ============




Not all investment divisions are available under all policies.

(a) For the period May 9, 2008 (Commencement of Investments) through December 31, 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I












                                                                                        MAINSTAY VP
        MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP     HIGH YIELD      MAINSTAY VP
       CONSERVATIVE     MAINSTAY VP      FLOATING       MAINSTAY VP       GROWTH         CORPORATE      ICAP SELECT
       ALLOCATION--    CONVERTIBLE--      RATE--       GOVERNMENT--    ALLOCATION--       BOND--         EQUITY--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------


        $     5,382    $    802,821     $   401,712     $   687,809     $   137,311    $  9,025,189    $    444,899
            (20,176)       (194,670)        (35,756)       (110,447)       (102,020)       (514,722)       (365,710)
             (1,571)        (10,700)         (2,107)         (9,120)         (6,609)        (45,381)        (29,016)
        -----------    ------------     -----------     -----------     -----------    ------------    ------------
            (16,365)        597,451         363,849         568,242          28,682       8,465,086          50,173
        -----------    ------------     -----------     -----------     -----------    ------------    ------------



          1,459,381       4,289,441       2,343,915       3,999,003       1,129,245      12,890,137       5,870,643
         (1,578,841)     (3,894,768)     (2,816,799)     (3,932,069)     (1,187,411)    (12,258,936)     (6,056,001)
        -----------    ------------     -----------     -----------     -----------    ------------    ------------
           (119,460)        394,673        (472,884)         66,934         (58,166)        631,201        (185,358)
             31,728       4,661,514              --              --         434,579              --       3,260,482

           (641,401)    (20,456,426)     (1,795,733)      1,319,855      (8,811,779)    (34,457,235)    (43,511,687)
        -----------    ------------     -----------     -----------     -----------    ------------    ------------
           (729,133)    (15,400,239)     (2,268,617)      1,386,789      (8,435,366)    (33,826,034)    (40,436,563)
        -----------    ------------     -----------     -----------     -----------    ------------    ------------

        $  (745,498)   $(14,802,788)    $(1,904,768)    $ 1,955,031     $(8,406,684)   $(25,360,948)   $(40,386,390)
        ===========    ============     ===========     ===========     ===========    ============    ============







                        MAINSTAY VP                                                                      AIM V.I.
        MAINSTAY VP      MODERATE       MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                    INTERNATIONAL
         MODERATE         GROWTH          S&P 500        SMALL CAP         TOTAL        MAINSTAY VP    GROWTH FUND--
       ALLOCATION--    ALLOCATION--       INDEX--        GROWTH--        RETURN--         VALUE--        SERIES I
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS     SHARES(A)
      --------------------------------------------------------------------------------------------------------------


        $    55,782     $   156,487    $   5,734,645   $         --    $  1,849,213    $  2,017,313      $  10,121
            (71,160)       (126,387)      (1,291,127)       (90,235)       (313,822)       (141,355)        (2,952)
             (4,948)         (8,800)        (125,809)        (4,097)        (37,770)        (17,179)          (143)
        -----------     -----------    -------------   ------------    ------------    ------------      ---------
            (20,326)         21,300        4,317,709        (94,332)      1,497,621       1,858,779          7,026
        -----------     -----------    -------------   ------------    ------------    ------------      ---------



          1,482,782       1,671,819       21,515,224      2,231,608       5,188,318      81,872,176         80,166
         (1,527,734)     (1,762,139)     (19,725,296)    (2,888,121)     (5,859,058)    (84,609,680)      (123,671)
        -----------     -----------    -------------   ------------    ------------    ------------      ---------
            (44,952)        (90,320)       1,789,928       (656,513)       (670,740)     (2,737,504)       (43,505)
            181,795         417,049               --      3,531,089       7,254,666      11,062,408         24,473

         (3,953,723)     (9,341,741)    (115,062,040)   (10,970,034)    (25,164,120)    (11,196,203)      (419,378)
        -----------     -----------    -------------   ------------    ------------    ------------      ---------
         (3,816,880)     (9,015,012)    (113,272,112)    (8,095,458)    (18,580,194)     (2,871,299)      (438,410)
        -----------     -----------    -------------   ------------    ------------    ------------      ---------

        $(3,837,206)    $(8,993,712)   $(108,954,403)  $ (8,189,790)   $(17,082,573)   $ (1,012,520)     $(431,384)
        ===========     ===========    =============   ============    ============    ============      =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008


                                                                           ALLIANCEBERN-
                                                                               STEIN
                                               ALGER           ALGER        VPS SMALL/       AMERICAN        AMERICAN
                                             AMERICAN        AMERICAN      MID CAP VALUE    CENTURY VP      CENTURY VP
                                              CAPITAL        SMALLCAP       PORTFOLIO--      INFLATION       INTERNA-
                                          APPRECIATION--     GROWTH--         CLASS A      PROTECTION--      TIONAL--
                                          CLASS O SHARES  CLASS O SHARES     SHARES(A)       CLASS II        CLASS II
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $      --     $         --      $      --       $  4,961       $    11,140
  Mortality and expense risk charges....            --         (217,886)        (1,629)            --                --
  Administrative charges................            --          (17,739)           (43)            --                --
                                             ---------     ------------      ---------       --------       -----------
       Net investment income (loss).....            --         (235,625)        (1,672)         4,961            11,140
                                             ---------     ------------      ---------       --------       -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       127,293        4,804,028         46,702         12,992         2,758,752
  Cost of investments sold..............      (126,517)      (3,153,178)       (68,095)       (12,719)       (3,139,544)
                                             ---------     ------------      ---------       --------       -----------
       Net realized gain (loss) on
          investments...................           776        1,650,850        (21,393)           273          (380,792)
  Realized gain distribution received...            --          561,673             --             --           164,256
  Change in unrealized appreciation
     (depreciation) on investments......      (488,657)     (26,254,591)      (184,246)        (8,304)         (894,663)
                                             ---------     ------------      ---------       --------       -----------
       Net gain (loss) on investments...      (487,881)     (24,042,068)      (205,639)        (8,031)       (1,111,199)
                                             ---------     ------------      ---------       --------       -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $(487,881)    $(24,277,693)     $(207,311)      $ (3,070)      $(1,100,059)
                                             =========     ============      =========       ========       ===========







                                                                            FIDELITY(R)
                                            FIDELITY(R)     FIDELITY(R)         VIP         FIDELITY(R)     FIDELITY(R)
                                                VIP             VIP         INVESTMENT          VIP             VIP
                                             GROWTH--       INDEX 500--    GRADE BOND--      MID CAP--      OVERSEAS--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $    30,337     $   117,979      $  32,952      $    15,590     $   128,201
  Mortality and expense risk charges....             --              --             --               --              --
  Administrative charges................             --              --             --               --              --
                                            -----------     -----------      ---------      -----------     -----------
       Net investment income (loss).....         30,337         117,979         32,952           15,590         128,201
                                            -----------     -----------      ---------      -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....         76,911         261,157        274,564          994,152          77,919
  Cost of investments sold..............        (86,353)       (346,344)      (291,856)      (1,216,353)        (73,391)
                                            -----------     -----------      ---------      -----------     -----------
       Net realized gain (loss) on
          investments...................         (9,442)        (85,187)       (17,292)        (222,201)          4,528
  Realized gain distribution received...             --          29,004            640          479,278         427,919
  Change in unrealized appreciation
     (depreciation) on investments......     (1,734,879)     (1,783,438)       (53,262)      (1,816,326)     (2,825,734)
                                            -----------     -----------      ---------      -----------     -----------
       Net gain (loss) on investments...     (1,744,321)     (1,839,621)       (69,914)      (1,559,249)     (2,393,287)
                                            -----------     -----------      ---------      -----------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(1,713,984)    $(1,721,642)     $ (36,962)     $(1,543,659)    $(2,265,086)
                                            ===========     ===========      =========      ===========     ===========




Not all investment divisions are available under all policies.

(a) For the period May 9, 2008 (Commencement of Investments) through December 31, 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I










                                                                            DWS DREMAN
                                                                               SMALL        FIDELITY(R)     FIDELITY(R)
         AMERICAN        CVS CALVERT       DREYFUS IP       DREYFUS VIF    MID CAP VALUE        VIP             VIP
        CENTURY VP         SOCIAL          TECHNOLOGY       DEVELOPING         VIP--          CONTRA-         EQUITY-
          VALUE--         BALANCED          GROWTH--         LEADERS--        CLASS A        FUND(R)--       INCOME--
         CLASS II         PORTFOLIO      INITIAL SHARES   INITIAL SHARES     SHARES(A)     INITIAL CLASS   INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


         $  17,425       $   111,561       $        --       $   9,587       $     --      $  1,807,293    $  1,553,455
                --           (22,754)          (49,171)             --           (443)         (944,209)       (317,797)
                --            (1,495)           (2,688)             --            (11)          (84,341)        (27,190)
         ---------       -----------       -----------       ---------       --------      ------------    ------------
            17,425            87,312           (51,859)          9,587           (454)          778,743       1,208,468
         ---------       -----------       -----------       ---------       --------      ------------    ------------



            36,800           666,706         2,068,790          28,732         44,160        13,355,744       5,988,297
           (53,598)         (712,071)       (2,087,505)        (45,738)       (63,205)      (15,028,079)     (7,382,952)
         ---------       -----------       -----------       ---------       --------      ------------    ------------

           (16,798)          (45,365)          (18,715)        (17,006)       (19,045)       (1,672,335)     (1,394,655)
            98,856            62,325                --          57,442             --         5,069,541          61,898

          (356,936)       (1,642,776)       (4,830,688)       (547,556)       (30,573)      (97,794,930)    (31,764,650)
         ---------       -----------       -----------       ---------       --------      ------------    ------------
          (274,878)       (1,625,816)       (4,849,403)       (507,120)       (49,618)      (94,397,724)    (33,097,407)
         ---------       -----------       -----------       ---------       --------      ------------    ------------


         $(257,453)      $(1,538,504)      $(4,901,262)      $(497,533)      $(50,072)     $(93,618,981)   $(31,888,939)
         =========       ===========       ===========       =========       ========      ============    ============






                         JANUS ASPEN       JANUS ASPEN
        JANUS ASPEN        SERIES            SERIES           MFS(R)          MFS(R)
          SERIES           MID CAP          WORLDWIDE        INVESTORS          NEW           MFS(R)          MFS(R)
        BALANCED--        GROWTH--          GROWTH--           TRUST         DISCOVERY       RESEARCH        UTILITIES
       INSTITUTIONAL    INSTITUTIONAL     INSTITUTIONAL      SERIES--        SERIES--        SERIES--        SERIES--
          SHARES           SHARES            SHARES        INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


       $  3,143,382       $   2,929       $  1,160,243       $  1,459        $      --       $    505       $    10,968
           (623,435)             --           (519,706)            --               --             --            (4,063)
            (42,180)             --            (44,476)            --               --             --              (286)
       ------------       ---------       ------------       --------        ---------       --------       -----------
          2,477,767           2,929            596,061          1,459               --            505             6,619
       ------------       ---------       ------------       --------        ---------       --------       -----------



         11,176,562         108,957          9,624,161         58,850           13,818          1,948         1,573,867
        (10,443,407)        (83,100)       (13,566,848)       (72,686)         (16,225)        (2,491)       (1,846,929)
       ------------       ---------       ------------       --------        ---------       --------       -----------

            733,155          25,857         (3,942,687)       (13,836)          (2,407)          (543)         (273,062)
          8,243,942          39,835                 --         12,046          161,693             --           113,540

        (31,848,265)       (678,462)       (50,552,915)       (90,504)        (638,769)       (51,047)         (956,689)
       ------------       ---------       ------------       --------        ---------       --------       -----------
        (22,871,168)       (612,770)       (54,495,602)       (92,294)        (479,483)       (51,590)       (1,116,211)
       ------------       ---------       ------------       --------        ---------       --------       -----------


       $(20,393,401)      $(609,841)      $(53,899,541)      $(90,835)       $(479,483)      $(51,085)      $(1,109,592)
       ============       =========       ============       ========        =========       ========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008





                                             NEUBERGER
                                            BERMAN AMT         PIMCO                           PIMCO           PIMCO
                                              MID-CAP         GLOBAL           PIMCO           REAL            TOTAL
                                              GROWTH          BOND--      LOW DURATION--     RETURN--        RETURN--
                                            PORTFOLIO--   ADMINISTRATIVE  ADMINISTRATIVE  ADMINISTRATIVE  ADMINISTRATIVE
                                              CLASS I      CLASS SHARES    CLASS SHARES    CLASS SHARES    CLASS SHARES
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $      --       $  4,763        $    836        $  6,538        $ 30,533
  Mortality and expense risk charges....            --             --              --              --              --
  Administrative charges................            --             --              --              --              --
                                             ---------       --------        --------        --------        --------
       Net investment income (loss).....            --          4,763             836           6,538          30,533
                                             ---------       --------        --------        --------        --------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        65,878         32,639          16,711          59,713          44,319
  Cost of investments sold..............       (44,880)       (32,888)        (17,001)             (2)             (3)
                                             ---------       --------        --------        --------        --------
       Net realized gain (loss) on
          investments...................        20,998           (249)           (290)         59,711          44,316
  Realized gain distribution received...            --             --             301             426          15,489
  Change in unrealized appreciation
     (depreciation) on investments......      (183,606)       (12,842)         (1,592)        (97,103)        (59,665)
                                             ---------       --------        --------        --------        --------
       Net gain (loss) on investments...      (162,608)       (13,091)         (1,581)        (36,966)            140
                                             ---------       --------        --------        --------        --------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $(162,608)      $ (8,328)       $   (745)       $(30,428)       $ 30,673
                                             =========       ========        ========        ========        ========






                                            VAN KAMPEN      VAN KAMPEN
                                           UIF EMERGING      UIF U.S.
                                              MARKETS          REAL
                                             EQUITY--        ESTATE--
                                              CLASS I         CLASS I
                                          ------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $         --     $    55,477
  Mortality and expense risk charges....       (338,737)           (870)
  Administrative charges................        (25,108)            (88)
                                           ------------     -----------
       Net investment income (loss).....       (363,845)         54,519
                                           ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     10,560,211         968,798
  Cost of investments sold..............     (7,336,618)     (1,654,934)
                                           ------------     -----------
       Net realized gain (loss) on
          investments...................      3,223,593        (686,136)
  Realized gain distribution received...     18,595,350         608,443
  Change in unrealized appreciation
     (depreciation) on investments......    (68,423,731)     (1,040,037)
                                           ------------     -----------
       Net gain (loss) on investments...    (46,604,788)     (1,117,730)
                                           ------------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $(46,968,633)    $(1,063,211)
                                           ============     ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









           ROYCE            ROYCE            T. ROWE          T. ROWE                                       VAN KAMPEN
         MICRO-CAP        SMALL-CAP           PRICE            PRICE          VAN ECK                      UIF EMERGING
        PORTFOLIO--      PORTFOLIO--         EQUITY          LIMITED-        WORLDWIDE        VAN ECK         MARKETS
        INVESTMENT       INVESTMENT          INCOME          TERM BOND       ABSOLUTE        WORLDWIDE        DEBT--
           CLASS            CLASS           PORTFOLIO        PORTFOLIO        RETURN        HARD ASSETS       CLASS I
      ------------------------------------------------------------------------------------------------------------------


        $   213,303      $    43,606      $  1,452,376       $ 19,177        $    444      $     95,312      $  42,116
            (38,887)         (28,397)         (311,563)            --              --          (182,176)            --
             (1,854)          (1,576)          (17,659)            --              --           (11,611)            --
        -----------      -----------      ------------       --------        --------      ------------      ---------
            172,562           13,633         1,123,154         19,177             444           (98,475)        42,116
        -----------      -----------      ------------       --------        --------      ------------      ---------



            795,847          837,246         7,382,018         73,770          14,001         9,055,607         17,591
         (1,038,964)      (1,042,552)       (7,356,246)       (77,108)        (14,839)       (8,940,388)       (21,816)
        -----------      -----------      ------------       --------        --------      ------------      ---------

           (243,117)        (205,306)           25,772         (3,338)           (838)          115,219         (4,225)
            893,867          560,585         1,886,323             --          14,220         5,219,203         24,309

         (4,683,786)      (2,230,992)      (29,565,423)       (11,697)        (98,351)      (24,321,068)      (159,781)
        -----------      -----------      ------------       --------        --------      ------------      ---------
         (4,033,036)      (1,875,713)      (27,653,328)       (15,035)        (84,969)      (18,986,646)      (139,697)
        -----------      -----------      ------------       --------        --------      ------------      ---------


        $(3,860,474)     $(1,862,080)     $(26,530,174)      $  4,142        $(84,525)     $(19,085,121)     $ (97,581)
        ===========      ===========      ============       ========        ========      ============      =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2008
and December 31, 2007







                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (52,589)      $   161,914       $ 1,215,061       $   920,831
     Net realized gain (loss) on investments................        (162,603)          823,922           119,467           101,417
     Realized gain distribution received....................          27,301           354,395             9,683                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (2,323,626)       (1,055,720)         (396,673)          680,089
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (2,511,517)          284,511           947,538         1,702,337
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,544,047         1,858,173         3,754,668         3,676,907
     Cost of insurance......................................        (637,068)         (591,685)       (2,059,998)       (1,701,973)
     Policyowners' surrenders...............................        (371,697)         (194,697)       (1,720,653)       (1,229,962)
     Net transfers from (to) Fixed Account..................          78,087           562,430          (267,359)         (409,814)
     Transfers between Investment Divisions.................        (787,693)          366,671         1,326,931           218,896
     Policyowners' death benefits...........................          (9,334)          (12,686)          (97,145)         (113,630)
     Contribution (withdrawal) of seed money by New York
       Life Insurance and Annuity Corporation...............              --        (5,906,171)               --                --
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................        (183,658)       (3,917,965)          936,444           440,424
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           1,029              (392)             (768)           (1,737)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      (2,694,146)       (3,633,846)        1,883,214         2,141,024
NET ASSETS:
     Beginning of year......................................       9,923,687        13,557,533        30,350,786        28,209,762
                                                                 -----------       -----------       -----------       -----------
     End of year............................................     $ 7,229,541       $ 9,923,687       $32,234,000       $30,350,786
                                                                 ===========       ===========       ===========       ===========







                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                         CONVERTIBLE--                      FLOATING RATE--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    597,451       $   702,327       $   363,849      $    742,070
     Net realized gain (loss) on investments................         394,673           822,487          (472,884)         (115,352)
     Realized gain distribution received....................       4,661,514         1,036,888                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (20,456,426)        2,729,591        (1,795,733)         (159,032)
                                                                ------------       -----------       -----------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................     (14,802,788)        5,291,293        (1,904,768)          467,686
                                                                ------------       -----------       -----------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       4,879,547         5,145,128         1,170,419         1,704,542
     Cost of insurance......................................      (2,466,991)       (2,229,894)         (476,913)         (424,834)
     Policyowners' surrenders...............................      (2,075,765)       (2,133,058)         (575,851)         (385,950)
     Net transfers from (to) Fixed Account..................        (307,061)         (577,245)         (386,643)          456,918
     Transfers between Investment Divisions.................        (191,741)          118,694           203,905          (129,729)
     Policyowners' death benefits...........................        (341,346)          (99,540)            1,447           (49,734)
     Contribution (withdrawal) of seed money by New York
       Life Insurance and Annuity Corporation...............              --                --                --       (24,574,718)
                                                                ------------       -----------       -----------      ------------
       Net contributions and (withdrawals)..................        (503,357)          224,085           (63,636)      (23,403,505)
                                                                ------------       -----------       -----------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           6,789            (6,113)              194              (884)
                                                                ------------       -----------       -----------      ------------
          Increase (decrease) in net assets.................     (15,299,356)        5,509,265        (1,968,210)      (22,936,703)
NET ASSETS:
     Beginning of year......................................      42,543,030        37,033,765         7,790,749        30,727,452
                                                                ------------       -----------       -----------      ------------
     End of year............................................    $ 27,243,674       $42,543,030       $ 5,822,539      $  7,790,749
                                                                ============       ===========       ===========      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I











                                                                                                        MAINSTAY VP
              MAINSTAY VP                                                 MAINSTAY VP                   CONSERVATIVE
         CAPITAL APPRECIATION--             MAINSTAY VP                  COMMON STOCK--                 ALLOCATION--
             INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $    (127,179) $ (1,213,087)   $ 1,126,010    $ 1,647,910   $    836,848   $    732,438    $  (16,365)    $   55,169
           (329,110)    2,363,077          1,913           (188)    (3,003,478)      (451,395)     (119,460)        72,266
                 --            --             --             --     12,823,830      8,738,914        31,728         38,310

        (89,198,530)   25,092,155          2,343            377    (52,101,592)    (3,764,577)     (641,401)       (38,471)
      -------------  ------------    -----------    -----------   ------------   ------------    ----------     ----------

        (89,654,819)   26,242,145      1,130,266      1,648,099    (41,444,392)     5,255,380      (745,498)       127,274
      -------------  ------------    -----------    -----------   ------------   ------------    ----------     ----------

         28,281,720    31,897,665     11,364,454      8,081,146     11,562,051     12,841,964       540,010        429,434
        (16,421,569)  (17,150,332)    (4,099,452)    (3,036,447)    (6,665,974)    (6,872,274)     (203,442)       (85,402)
        (11,617,014)  (12,494,630)    (6,813,122)    (2,936,318)    (4,675,116)    (4,829,926)      (73,459)       (50,715)
         (5,168,823)   (5,505,403)    19,071,670     10,075,968     (2,288,136)    (2,276,396)     (164,763)       285,702
         (7,749,130)  (14,399,455)    10,439,979      3,590,023     (3,106,125)    (3,151,491)    2,000,457        735,168
           (358,882)     (368,646)      (149,477)      (271,337)      (415,780)      (141,836)      (10,901)        (1,424)

                 --            --             --             --             --             --            --       (277,960)
      -------------  ------------    -----------    -----------   ------------   ------------    ----------     ----------
        (13,033,698)  (18,020,801)    29,814,052     15,503,035     (5,589,080)    (4,429,959)    2,087,902      1,034,803
      -------------  ------------    -----------    -----------   ------------   ------------    ----------     ----------


             80,936       (46,282)          (579)        (1,396)        34,164         (7,659)          293           (145)
      -------------  ------------    -----------    -----------   ------------   ------------    ----------     ----------
       (102,607,581)    8,175,062     30,943,739     17,149,738    (46,999,308)       817,762     1,342,697      1,161,932

        237,382,895   229,207,833     50,540,863     33,391,125    116,283,563    115,465,801     2,640,026      1,478,094
      -------------  ------------    -----------    -----------   ------------   ------------    ----------     ----------
      $ 134,775,314  $237,382,895    $81,484,602    $50,540,863   $ 69,284,255   $116,283,563    $3,982,723     $2,640,026
      =============  ============    ===========    ===========   ============   ============    ==========     ==========






                                            MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                      GROWTH                      HIGH YIELD                   MAINSTAY VP
              GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--            ICAP SELECT EQUITY--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   568,242    $   793,275    $    28,682    $   116,646   $  8,465,086   $  6,464,682   $     50,173    $    17,171
            66,934        (53,189)       (58,166)       229,238        631,201      1,703,866       (185,358)       408,239
                --             --        434,579        623,976             --             --      3,260,482        814,698

         1,319,855        352,139     (8,811,779)       (32,686)   (34,457,235)    (6,405,559)   (43,511,687)      (361,590)
       -----------    -----------    -----------    -----------   ------------   ------------   ------------    -----------

         1,955,031      1,092,225     (8,406,684)       937,174    (25,360,948)     1,762,989    (40,386,390)       878,518
       -----------    -----------    -----------    -----------   ------------   ------------   ------------    -----------

         2,691,901      2,461,521      5,775,558      4,153,945     12,239,613     14,054,331     10,075,646      2,786,165
        (1,464,293)    (1,154,653)    (1,634,639)    (1,041,250)    (6,789,646)    (6,489,164)    (4,596,122)    (1,026,397)
        (1,494,716)      (774,955)      (616,883)      (641,022)    (5,994,096)    (4,880,980)    (2,910,797)      (670,862)
        (1,161,038)      (279,935)       537,515      1,024,973     (1,488,829)      (133,368)      (722,771)       608,979
         5,312,217       (816,259)     2,917,684      5,675,576     (1,444,583)    (2,164,961)    78,585,481     13,493,782
           (64,340)      (109,972)          (746)            --       (935,454)      (156,602)      (206,673)       (21,932)

                --             --             --       (294,620)            --             --             --             --
       -----------    -----------    -----------    -----------   ------------   ------------   ------------    -----------
         3,819,731       (674,253)     6,978,489      8,877,602     (4,412,995)       229,256     80,224,764     15,169,735
       -----------    -----------    -----------    -----------   ------------   ------------   ------------    -----------


              (939)        (1,048)         3,702           (895)         7,639           (933)        15,696           (747)
       -----------    -----------    -----------    -----------   ------------   ------------   ------------    -----------
         5,773,823        416,924     (1,424,493)     9,813,881    (29,766,304)     1,991,312     39,854,070     16,047,506

        18,849,505     18,432,581     17,118,908      7,305,027    105,891,660    103,900,348     27,943,596     11,896,090
       -----------    -----------    -----------    -----------   ------------   ------------   ------------    -----------
       $24,623,328    $18,849,505    $15,694,415    $17,118,908   $ 76,125,356   $105,891,660   $ 67,797,666    $27,943,596
       ===========    ===========    ===========    ===========   ============   ============   ============    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                       INCOME & GROWTH--                INTERNATIONAL EQUITY--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................         $--          $    207,767      $    498,447       $    64,384
     Net realized gain (loss) on investments................          --               195,416         1,537,444         2,303,330
     Realized gain distribution received....................          --             1,598,292         6,937,506         4,189,497
     Change in unrealized appreciation (depreciation) on
       investments..........................................          --            (2,108,972)      (26,590,514)       (4,117,232)
                                                                     ---          ------------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................          --              (107,497)      (17,617,117)        2,439,979
                                                                     ---          ------------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          --               982,481         9,428,450        10,073,044
     Cost of insurance......................................          --              (343,591)       (3,697,896)       (3,418,435)
     Policyowners' surrenders...............................          --              (304,150)       (2,236,283)       (1,948,578)
     Net transfers from (to) Fixed Account..................          --                81,688        (1,003,964)          (62,354)
     Transfers between Investment Divisions.................          --           (10,695,168)       (4,616,837)        2,876,248
     Policyowners' death benefits...........................          --               (19,232)         (106,090)         (145,867)
                                                                     ---          ------------      ------------       -----------
       Net contributions and (withdrawals)..................          --           (10,297,972)       (2,232,620)        7,374,058
                                                                     ---          ------------      ------------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          --                    74            13,255            (2,524)
                                                                     ---          ------------      ------------       -----------
          Increase (decrease) in net assets.................          --           (10,405,395)      (19,836,482)        9,811,513
NET ASSETS:
     Beginning of year......................................          --            10,405,395        67,316,474        57,504,961
                                                                     ---          ------------      ------------       -----------
     End of year............................................         $--          $         --      $ 47,479,992       $67,316,474
                                                                     ===          ============      ============       ===========






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                           MODERATE                         MODERATE GROWTH
                                                                         ALLOCATION--                        ALLOCATION--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (20,326)      $   202,151       $    21,300       $   280,556
     Net realized gain (loss) on investments................         (44,952)          155,651           (90,320)          178,413
     Realized gain distribution received....................         181,795           236,136           417,049           641,372
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (3,953,723)          (13,507)       (9,341,741)          101,320
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (3,837,206)          580,431        (8,993,712)        1,201,661
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       2,619,315         2,056,691         5,697,468         4,651,816
     Cost of insurance......................................        (904,603)         (491,031)       (1,872,930)       (1,136,380)
     Policyowners' surrenders...............................        (277,888)         (336,051)       (1,004,699)         (304,371)
     Net transfers from (to) Fixed Account..................         600,619           967,155         1,433,714           852,692
     Transfers between Investment Divisions.................       2,785,068         3,879,522         4,564,773         6,399,215
     Policyowners' death benefits...........................         (36,792)           (8,086)          (33,757)         (106,561)
     Contribution (withdrawal) of seed money by New York
       Life Insurance and Annuity Corporation...............              --          (284,683)               --          (291,196)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................       4,785,719         5,783,517         8,784,569        10,065,215
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           1,666              (551)            4,121            (1,168)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................         950,179         6,363,397          (205,022)       11,265,708
NET ASSETS:
     Beginning of year......................................      11,727,308         5,363,911        21,723,827        10,458,119
                                                                 -----------       -----------       -----------       -----------
     End of year............................................     $12,677,487       $11,727,308       $21,518,805       $21,723,827
                                                                 ===========       ===========       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I











              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
           LARGE CAP GROWTH--              MID CAP CORE--               MID CAP GROWTH--              MID CAP VALUE--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $   (112,962)   $  (117,646)  $    (77,065)   $   (67,855)  $   (219,467)   $  (260,922)  $    379,777    $   186,300
           115,096        472,174          5,720      1,178,038        687,364      2,485,599        (39,677)     1,640,495
                --             --      3,758,648      3,588,466      3,881,114      3,211,104      4,908,161      3,541,191

       (11,410,002)     3,961,928    (19,446,473)    (3,367,506)   (25,807,396)       595,716    (18,082,571)    (6,099,107)
      ------------    -----------   ------------    -----------   ------------    -----------   ------------    -----------

       (11,407,868)     4,316,456    (15,759,170)     1,331,143    (21,458,385)     6,031,497    (12,834,310)      (731,121)
      ------------    -----------   ------------    -----------   ------------    -----------   ------------    -----------

         4,288,705      3,573,177      5,752,807      6,317,032      7,222,259      7,815,027      5,759,586      6,672,278
        (1,692,697)    (1,340,930)    (1,945,492)    (1,953,270)    (2,737,437)    (2,722,806)    (2,285,179)    (2,432,201)
        (1,100,757)      (989,982)    (1,392,526)    (1,246,909)    (2,205,819)    (1,823,126)    (1,738,630)    (1,630,363)
          (181,237)      (245,416)      (818,424)        61,157       (839,301)      (553,103)      (905,286)      (607,899)
         1,815,493      2,089,589     (1,395,740)       685,742     (1,745,384)      (696,865)    (2,606,927)    (1,600,292)
           (20,039)       (19,050)       (27,038)       (55,131)       (27,990)       (82,060)      (133,978)       (59,025)
      ------------    -----------   ------------    -----------   ------------    -----------   ------------    -----------
         3,109,468      3,067,388        173,587      3,808,621       (333,672)     1,937,067     (1,910,414)       342,498
      ------------    -----------   ------------    -----------   ------------    -----------   ------------    -----------


             6,312         (4,488)         7,556         (1,127)        10,346         (5,535)         7,885            553
      ------------    -----------   ------------    -----------   ------------    -----------   ------------    -----------
        (8,292,088)     7,379,356    (15,578,027)     5,138,637    (21,781,711)     7,963,029    (14,736,839)      (388,070)

        26,915,378     19,536,022     37,080,647     31,942,010     47,654,007     39,690,978     40,206,256     40,594,326
      ------------    -----------   ------------    -----------   ------------    -----------   ------------    -----------
      $ 18,623,290    $26,915,378   $ 21,502,620    $37,080,647   $ 25,872,296    $47,654,007   $ 25,469,417    $40,206,256
      ============    ===========   ============    ===========   ============    ===========   ============    ===========







              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            S&P 500 INDEX--              SMALL CAP GROWTH--              TOTAL RETURN--                   VALUE--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $   4,317,709  $  2,942,205   $    (94,332)   $  (122,595)  $  1,497,621    $ 1,037,762   $  1,858,779    $   828,957
          1,789,928     3,939,198       (656,513)       688,639       (670,740)       820,870     (2,737,504)     1,706,760
                 --            --      3,531,089      1,558,131      7,254,666      4,401,627     11,062,408      7,019,968

       (115,062,040)    5,939,475    (10,970,034)    (2,916,796)   (25,164,120)    (1,971,506)   (11,196,203)    (8,229,235)
      -------------  ------------   ------------    -----------   ------------    -----------   ------------    -----------

       (108,954,403)   12,820,878     (8,189,790)      (792,621)   (17,082,573)     4,288,753     (1,012,520)     1,326,450
      -------------  ------------   ------------    -----------   ------------    -----------   ------------    -----------

         31,980,425    36,270,861      3,559,279      4,181,597      7,064,287      7,922,716      3,730,480     10,064,697
        (16,930,482)  (17,189,293)    (1,191,345)    (1,303,578)    (4,548,829)    (4,481,866)    (1,767,409)    (4,863,968)
        (13,312,962)  (12,530,778)    (1,166,479)    (1,060,745)    (2,858,414)    (3,042,078)    (1,845,984)    (3,764,477)
          8,137,402    (4,474,305)      (493,452)      (313,274)    (1,395,000)    (1,004,106)      (870,077)    (1,514,750)
         (6,780,107)   (7,619,368)      (527,789)    (2,076,664)    (1,329,223)    (2,771,083)   (79,611,226)    (1,339,449)
           (604,333)     (631,523)       (14,574)       (20,818)      (144,404)      (177,223)       (31,778)      (293,581)

                 --            --             --             --             --             --             --             --
      -------------  ------------   ------------    -----------   ------------    -----------   ------------    -----------
          2,489,943    (6,174,406)       165,640       (593,482)    (3,211,583)    (3,553,640)   (80,395,994)    (1,711,528)
      -------------  ------------   ------------    -----------   ------------    -----------   ------------    -----------


             77,321       (17,553)         3,826            913         13,516         (6,456)         4,370         (2,173)
      -------------  ------------   ------------    -----------   ------------    -----------   ------------    -----------
       (106,387,139)    6,628,919     (8,020,324)    (1,385,190)   (20,280,640)       728,657    (81,404,144)      (387,251)

        286,370,922   279,742,003     20,167,703     21,552,893     64,358,689     63,630,032     81,404,144     81,791,395
      -------------  ------------   ------------    -----------   ------------    -----------   ------------    -----------
      $ 179,983,783  $286,370,922   $ 12,147,379    $20,167,703   $ 44,078,049    $64,358,689   $         --    $81,404,144
      =============  ============   ============    ===========   ============    ===========   ============    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007


                                                                   AIM V.I.                ALGER AMERICAN
                                                                INTERNATIONAL                  CAPITAL
                                                                GROWTH FUND--              APPRECIATION--
                                                               SERIES I SHARES             CLASS O SHARES
                                                               ---------------    --------------------------------
                                                                   2008(B)             2008              2007
                                                               ---------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $    7,026         $      --         $     --
     Net realized gain (loss) on investments................         (43,505)              776           44,673
     Realized gain distribution received....................          24,473                --               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (419,378)         (488,657)          45,179
                                                                  ----------         ---------         --------
       Net increase (decrease) in net assets resulting from
          operations........................................        (431,384)         (487,881)          89,852
                                                                  ----------         ---------         --------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          85,271           409,797           30,188
     Cost of insurance......................................         (29,216)          (52,806)         (35,556)
     Policyowners' surrenders...............................          (1,363)          (10,936)              --
     Net transfers from (to) Fixed Account..................         192,367           185,353          174,047
     Transfers between Investment Divisions.................       1,501,699           164,328           51,812
     Policyowners' death benefits...........................              --                --               --
                                                                  ----------         ---------         --------
       Net contributions and (withdrawals)..................       1,748,758           695,736          220,491
                                                                  ----------         ---------         --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              82                --               --
                                                                  ----------         ---------         --------
          Increase (decrease) in net assets.................       1,317,456           207,855          310,343
NET ASSETS:
     Beginning of year......................................              --           488,701          178,358
                                                                  ----------         ---------         --------
     End of year............................................      $1,317,456         $ 696,556         $488,701
                                                                  ==========         =========         ========




                                                                       ALGER AMERICAN
                                                                     SMALLCAP GROWTH--
                                                                       CLASS O SHARES
                                                               -----------------------------
                                                                    2008             2007
                                                               -----------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (235,625)    $  (311,065)
     Net realized gain (loss) on investments................       1,650,850       3,039,691
     Realized gain distribution received....................         561,673              --
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (26,254,591)      5,263,983
                                                                ------------     -----------
       Net increase (decrease) in net assets resulting from
          operations........................................     (24,277,693)      7,992,609
                                                                ------------     -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       5,086,705       6,158,729
     Cost of insurance......................................      (2,507,840)     (2,760,617)
     Policyowners' surrenders...............................      (1,970,369)     (2,184,332)
     Net transfers from (to) Fixed Account..................      (1,284,304)     (1,680,237)
     Transfers between Investment Divisions.................      (2,489,804)     (2,231,725)
     Policyowners' death benefits...........................         (57,022)        (48,270)
                                                                ------------     -----------
       Net contributions and (withdrawals)..................      (3,222,634)     (2,746,452)
                                                                ------------     -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          17,940          (9,177)
                                                                ------------     -----------
          Increase (decrease) in net assets.................     (27,482,387)      5,236,980
NET ASSETS:
     Beginning of year......................................      53,669,111      48,432,131
                                                                ------------     -----------
     End of year............................................    $ 26,186,724     $53,669,111
                                                                ============     ===========






                                                                          DREYFUS IP                          DREYFUS VIF
                                                                      TECHNOLOGY GROWTH--                DEVELOPING LEADERS--
                                                                        INITIAL SHARES                      INITIAL SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (51,859)      $   (57,566)      $    9,587        $    7,542
     Net realized gain (loss) on investments................         (18,715)          327,471          (17,006)          (52,952)
     Realized gain distribution received....................              --                --           57,442           131,869
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (4,830,688)        1,063,795         (547,556)         (250,076)
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (4,901,262)        1,333,700         (497,533)         (163,617)
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,869,069         2,146,187          129,418            39,660
     Cost of insurance......................................      (1,048,913)         (889,405)         (19,820)          (14,228)
     Policyowners' surrenders...............................        (560,643)         (298,066)         (12,478)           (3,282)
     Net transfers from (to) Fixed Account..................        (237,415)         (156,139)          94,614           476,806
     Transfers between Investment Divisions.................         372,486          (110,738)         111,027           (49,546)
     Policyowners' death benefits...........................          (2,808)           (7,351)              --                --
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................         391,776           684,488          302,761           449,410
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           2,613            (1,312)              --                --
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................      (4,506,873)        2,016,876         (194,772)          285,793
NET ASSETS:
     Beginning of year......................................      11,348,799         9,331,923        1,160,974           875,181
                                                                 -----------       -----------       ----------        ----------
     End of year............................................     $ 6,841,926       $11,348,799       $  966,202        $1,160,974
                                                                 ===========       ===========       ==========        ==========




Not all investment divisions are available under all policies.

(b) For the period May 9, 2008 (Commencement of Investments) through December 31, 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









     ALLIANCEBERNSTEIN            AMERICAN                      AMERICAN                      AMERICAN
     VPS SMALL/MID CAP           CENTURY VP                    CENTURY VP                    CENTURY VP
     VALUE PORTFOLIO--     INFLATION PROTECTION--           INTERNATIONAL--                   VALUE--
       CLASS A SHARES             CLASS II                      CLASS II                      CLASS II
     ----------------- ----------------------------- ----------------------------- -----------------------------
          2008(B)           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------



         $   (1,672)      $  4,961       $  1,778      $    11,140    $   10,071      $  17,425     $   21,814
            (21,393)           273           (170)        (380,792)      232,123        (16,798)       (29,180)
                 --             --             --          164,256            --         98,856        123,872

           (184,246)        (8,304)         2,215         (894,663)       69,693       (356,936)      (164,679)
         ----------       --------       --------      -----------    ----------      ---------     ----------

           (207,311)        (3,070)         3,823       (1,100,059)      311,887       (257,453)       (48,173)
         ----------       --------       --------      -----------    ----------      ---------     ----------

             96,289         24,044         18,904          438,826       305,412         83,885        115,629
            (23,833)       (14,217)       (23,805)         (93,947)      (71,010)       (31,396)       (46,649)
             (7,113)            --             --             (540)      (46,910)            --           (592)
            218,137            631         26,281          333,874       145,084          8,104        101,227
            917,364         53,335         17,846       (1,208,185)      394,193        297,074       (727,232)
                 --             --             --               --            --             --             --
         ----------       --------       --------      -----------    ----------      ---------     ----------
          1,200,844         63,793         39,226         (529,972)      726,769        357,667       (557,617)
         ----------       --------       --------      -----------    ----------      ---------     ----------


                 20             --             --               --            --             --             --
         ----------       --------       --------      -----------    ----------      ---------     ----------
            993,553         60,723         43,049       (1,630,031)    1,038,656        100,214       (605,790)

                 --         75,216         32,167        2,730,058     1,691,402        842,593      1,448,383
         ----------       --------       --------      -----------    ----------      ---------     ----------
         $  993,553       $135,939       $ 75,216      $ 1,100,027    $2,730,058      $ 942,807     $  842,593
         ==========       ========       ========      ===========    ==========      =========     ==========


            CVS CALVERT
          SOCIAL BALANCED
             PORTFOLIO
     -------------------------
          2008         2007
     -------------------------

       $    87,312  $   90,058
           (45,365)     84,382
            62,325     271,353
        (1,642,776)   (340,751)
       -----------  ----------
        (1,538,504)    105,042
       -----------  ----------

           630,818     687,294
          (293,621)   (281,500)
          (285,829)   (269,639)
           (97,673)   (215,837)
           104,114    (122,070)
            (4,821)    (26,285)
       -----------  ----------
            52,988    (228,037)
       -----------  ----------
               840        (129)
       -----------  ----------
        (1,484,676)   (123,124)

         4,832,319   4,955,443
       -----------  ----------
       $ 3,347,643  $4,832,319
       ===========  ==========




          DWS DREMAN
     SMALL MID CAP VALUE        FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
         VIP--CLASS A           CONTRAFUND(R)--               EQUITY-INCOME--                   GROWTH--
            SHARES               INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ------------------- ----------------------------- ----------------------------- -----------------------------
           2008(B)            2008           2007           2008           2007           2008           2007
     -------------------------------------------------------------------------------------------------------------



           $   (454)      $    778,743   $    768,829   $  1,208,468    $   966,902    $    30,337    $   12,328
            (19,045)        (1,672,335)     3,451,599     (1,394,655)       714,692         (9,442)      168,686
                 --          5,069,541     52,213,154         61,898      6,223,204             --         1,846

            (30,573)       (97,794,930)   (25,056,976)   (31,764,650)    (7,318,403)    (1,734,879)      244,961
           --------       ------------   ------------   ------------    -----------    -----------    ----------

            (50,072)       (93,618,981)    31,376,606    (31,888,939)       586,395     (1,713,984)      427,821
           --------       ------------   ------------   ------------    -----------    -----------    ----------

             45,164         24,319,537     24,658,903      9,200,415     10,137,479        150,141        19,952
            (12,827)       (10,978,412)   (10,519,534)    (3,880,355)    (4,072,166)       (42,615)      (23,529)
             (2,917)        (8,342,051)    (8,422,930)    (2,601,995)    (2,699,598)        (7,798)           --
             66,303         (2,365,243)    (1,661,137)    (1,038,480)      (120,247)       616,692       669,413
            281,400         (1,508,697)      (596,047)    (1,910,958)      (476,563)     1,119,557        35,999
                 --           (345,641)      (355,317)      (244,112)      (346,839)            --            --
           --------       ------------   ------------   ------------    -----------    -----------    ----------
            377,123            779,493      3,103,938       (475,485)     2,422,066      1,835,977       701,835
           --------       ------------   ------------   ------------    -----------    -----------    ----------


                  3             63,950        (40,956)        20,472         (1,033)            --            --
           --------       ------------   ------------   ------------    -----------    -----------    ----------
            327,054        (92,775,538)    34,439,588    (32,343,952)     3,007,428        121,993     1,129,656

                 --        217,701,630    183,262,042     74,401,621     71,394,193      2,257,204     1,127,548
           --------       ------------   ------------   ------------    -----------    -----------    ----------
           $327,054       $124,926,092   $217,701,630   $ 42,057,669    $74,401,621    $ 2,379,197    $2,257,204
           ========       ============   ============   ============    ===========    ===========    ==========


          FIDELITY(R) VIP
            INDEX 500--
           INITIAL CLASS
     -------------------------
          2008         2007
     -------------------------

       $   117,979  $   89,817
           (85,187)      6,212
            29,004          --
        (1,783,438)      6,387
       -----------  ----------
        (1,721,642)    102,416
       -----------  ----------

         1,377,815     252,801
           (94,884)    (60,024)
              (979)       (993)
           447,316     651,591
           961,043      62,518
                --          --
       -----------  ----------
         2,690,311     905,893
       -----------  ----------
                --          --
       -----------  ----------
           968,669   1,008,309

         2,818,158   1,809,849
       -----------  ----------
       $ 3,786,827  $2,818,158
       ===========  ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007




                                                                        FIDELITY(R) VIP                     FIDELITY(R) VIP
                                                                    INVESTMENT GRADE BOND--                    MID CAP--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $  32,952         $ 23,931         $    15,590       $   32,182
     Net realized gain (loss) on investments................        (17,292)            (626)           (222,201)          38,569
     Realized gain distribution received....................            640               --             479,278          330,006
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (53,262)           6,014          (1,816,326)         104,961
                                                                  ---------         --------         -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (36,962)          29,319          (1,543,659)         505,718
                                                                  ---------         --------         -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         53,395           34,977             317,693          350,772
     Cost of insurance......................................        (29,022)         (32,621)           (128,739)        (124,096)
     Policyowners' surrenders...............................             --               --              (8,669)         (14,230)
     Net transfers from (to) Fixed Account..................       (112,032)         343,130             109,942          319,993
     Transfers between Investment Divisions.................        188,695            6,962             279,963         (836,744)
     Policyowners' death benefits...........................             --               --                  --           (5,612)
                                                                  ---------         --------         -----------       ----------
       Net contributions and (withdrawals)..................        101,036          352,448             570,190         (309,917)
                                                                  ---------         --------         -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --               --                  --               --
                                                                  ---------         --------         -----------       ----------
          Increase (decrease) in net assets.................         64,074          381,767            (973,469)         195,801
NET ASSETS:
     Beginning of year......................................        795,459          413,692           3,433,554        3,237,753
                                                                  ---------         --------         -----------       ----------
     End of year............................................      $ 859,533         $795,459         $ 2,460,085       $3,433,554
                                                                  =========         ========         ===========       ==========







                                                                            MFS(R)                              MFS(R)
                                                                   INVESTORS TRUST SERIES--             NEW DISCOVERY SERIES--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $  1,459          $  1,034          $      --         $     --
     Net realized gain (loss) on investments................       (13,836)              968             (2,407)           1,425
     Realized gain distribution received....................        12,046             1,048            161,693            8,790
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (90,504)           10,486           (638,769)         (29,317)
                                                                  --------          --------          ---------         --------
       Net increase (decrease) in net assets resulting from
          operations........................................       (90,835)           13,536           (479,483)         (19,102)
                                                                  --------          --------          ---------         --------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         4,959             1,652            146,352            5,608
     Cost of insurance......................................        (7,888)           (4,803)           (20,817)          (4,030)
     Policyowners' surrenders...............................            --                --                 --               --
     Net transfers from (to) Fixed Account..................         2,008            43,034            251,522          193,281
     Transfers between Investment Divisions.................        37,456            81,322            483,280          245,558
     Policyowners' death benefits...........................            --                --                 --               --
                                                                  --------          --------          ---------         --------
       Net contributions and (withdrawals)..................        36,535           121,205            860,337          440,417
                                                                  --------          --------          ---------         --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                --                 --               --
                                                                  --------          --------          ---------         --------
          Increase (decrease) in net assets.................       (54,300)          134,741            380,854          421,315
NET ASSETS:
     Beginning of year......................................       203,336            68,595            523,522          102,207
                                                                  --------          --------          ---------         --------
     End of year............................................      $149,036          $203,336          $ 904,376         $523,522
                                                                  ========          ========          =========         ========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I











            FIDELITY(R) VIP              JANUS ASPEN SERIES            JANUS ASPEN SERIES            JANUS ASPEN SERIES
               OVERSEAS--                    BALANCED--                 MID CAP GROWTH--             WORLDWIDE GROWTH--
             INITIAL CLASS              INSTITUTIONAL SHARES          INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   128,201    $  111,485    $  2,477,767   $  2,482,690    $    2,929      $    865     $    596,061   $    207,634
             4,528        73,268         733,155      1,165,844        25,857        10,647       (3,942,687)    (1,277,284)
           427,919       160,223       8,243,942             --        39,835         1,842               --             --

        (2,825,734)      149,852     (31,848,265)     8,106,201      (678,462)       54,385      (50,552,915)    11,539,074
       -----------    ----------    ------------   ------------    ----------      --------     ------------   ------------

        (2,265,086)      494,828     (20,393,401)    11,754,735      (609,841)       67,739      (53,899,541)    10,469,424
       -----------    ----------    ------------   ------------    ----------      --------     ------------   ------------

           259,226       130,517      14,151,047     15,681,351       317,805        69,681       13,453,100     14,612,214
           (85,953)      (66,768)     (7,792,206)    (7,042,040)      (32,073)      (13,162)      (6,484,449)    (6,914,850)
              (523)         (626)     (6,298,384)    (5,679,483)           --        (4,410)      (5,551,011)    (5,938,862)
           228,966     1,117,733      (3,026,501)    (2,854,166)       14,221        44,496       (2,036,684)    (2,581,942)
           973,685       347,767      (1,409,288)    (4,607,679)      874,742        22,309       (3,497,623)    (2,619,243)
                --            --        (217,267)      (444,745)           --            --         (127,623)      (178,211)
       -----------    ----------    ------------   ------------    ----------      --------     ------------   ------------
         1,375,401     1,528,623      (4,592,599)    (4,946,762)    1,174,695       118,914       (4,244,290)    (3,620,894)
       -----------    ----------    ------------   ------------    ----------      --------     ------------   ------------


                --            --          15,006        (14,601)           --            --           40,866        (16,786)
       -----------    ----------    ------------   ------------    ----------      --------     ------------   ------------
          (889,685)    2,023,451     (24,970,994)     6,793,372       564,854       186,653      (58,102,965)     6,831,744

         4,218,821     2,195,370     127,104,338    120,310,966       461,542       274,889      122,957,433    116,125,689
       -----------    ----------    ------------   ------------    ----------      --------     ------------   ------------
       $ 3,329,136    $4,218,821    $102,133,344   $127,104,338    $1,026,396      $461,542     $ 64,854,468   $122,957,433
       ===========    ==========    ============   ============    ==========      ========     ============   ============






                                                                        NEUBERGER BERMAN                   PIMCO
                 MFS(R)                        MFS(R)                     AMT MID-CAP                  GLOBAL BOND--
           RESEARCH SERIES--             UTILITIES SERIES--            GROWTH PORTFOLIO--              ADMINISTRATIVE
             INITIAL CLASS                 INITIAL CLASS                    CLASS I                     CLASS SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



        $    505       $     --      $     6,619    $    3,366      $      --      $     --       $  4,763        $ 2,047
            (543)            19         (273,062)       19,566         20,998         2,186           (249)            54
              --             --          113,540        24,397             --            --             --            164

         (51,047)         1,620         (956,689)       57,508       (183,606)       17,023        (12,842)         4,694
        --------       --------      -----------    ----------      ---------      --------       --------        -------

         (51,085)         1,639       (1,109,592)      104,837       (162,608)       19,209         (8,328)         6,959
        --------       --------      -----------    ----------      ---------      --------       --------        -------

           6,907         10,911          726,463        81,038         26,104        24,001         18,387          2,628
          (6,540)        (1,272)        (166,098)      (34,753)       (18,349)       (7,529)       (11,738)        (4,253)
              --             --          (76,336)           --           (448)           --             --             --

              --            558          504,848       117,488         43,089        30,003          4,611         41,980
          51,341         98,751        1,253,319     1,121,492        329,108        32,325        134,014         (1,685)
              --             --               --            --             --            --             --             --
        --------       --------      -----------    ----------      ---------      --------       --------        -------
          51,708        108,948        2,242,196     1,285,265        379,504        78,800        145,274         38,670
        --------       --------      -----------    ----------      ---------      --------       --------        -------


              --             --              137            --             --            --             --             --
        --------       --------      -----------    ----------      ---------      --------       --------        -------
             623        110,587        1,132,741     1,390,102        216,896        98,009        136,946         45,629

         110,591              4        1,628,912       238,810        182,643        84,634         76,760         31,131
        --------       --------      -----------    ----------      ---------      --------       --------        -------
        $111,214       $110,591      $ 2,761,653    $1,628,912      $ 399,539      $182,643       $213,706        $76,760
        ========       ========      ===========    ==========      =========      ========       ========        =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007



                                                                             PIMCO                               PIMCO
                                                                        LOW DURATION--                       REAL RETURN--
                                                                        ADMINISTRATIVE                      ADMINISTRATIVE
                                                                         CLASS SHARES                        CLASS SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008             2007(A)            2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $   836            $  66           $  6,538           $   467
     Net realized gain (loss) on investments................          (290)             166             59,711             5,358
     Realized gain distribution received....................           301               --                426               208
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (1,592)              --            (97,103)           (4,742)
                                                                   -------            -----           --------           -------
       Net increase (decrease) in net assets resulting from
          operations........................................          (745)             232            (30,428)            1,291
                                                                   -------            -----           --------           -------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         2,568               --             30,433             4,628
     Cost of insurance......................................        (1,301)            (121)           (20,707)           (2,543)
     Policyowners' surrenders...............................            --               --                 --                --
     Net transfers from (to) Fixed Account..................         1,836               --             (6,791)           87,367
     Transfers between Investment Divisions.................        16,034             (111)           184,367            (4,168)
     Policyowners' death benefits...........................            --               --                 --                --
                                                                   -------            -----           --------           -------
       Net contributions and (withdrawals)..................        19,137             (232)           187,302            85,284
                                                                   -------            -----           --------           -------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --               --                 --                --
                                                                   -------            -----           --------           -------
          Increase (decrease) in net assets.................        18,392               --            156,874            86,575
NET ASSETS:
     Beginning of year......................................            --               --             91,113             4,538
                                                                   -------            -----           --------           -------
     End of year............................................       $18,392            $  --           $247,987           $91,113
                                                                   =======            =====           ========           =======






                                                                                                                VAN ECK
                                                                         T. ROWE PRICE                         WORLDWIDE
                                                                       LIMITED-TERM BOND                       ABSOLUTE
                                                                           PORTFOLIO                            RETURN
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $ 19,177          $ 10,376          $    444          $  1,300
     Net realized gain (loss) on investments................        (3,338)             (959)             (838)              284
     Realized gain distribution received....................            --                --            14,220             4,468
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (11,697)            3,492           (98,351)           (1,251)
                                                                  --------          --------          --------          --------
       Net increase (decrease) in net assets resulting from
          operations........................................         4,142            12,909           (84,525)            4,801
                                                                  --------          --------          --------          --------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       124,876            30,554           112,637            25,750
     Cost of insurance......................................       (26,444)          (35,294)          (14,003)           (6,766)
     Policyowners' surrenders...............................            --                --                --            (3,108)
     Net transfers from (to) Fixed Account..................        21,949             5,942            49,868           179,434
     Transfers between Investment Divisions.................       168,057            47,226            85,994           105,968
     Policyowners' death benefits...........................            --                --                --                --
                                                                  --------          --------          --------          --------
       Net contributions and (withdrawals)..................       288,438            48,428           234,496           301,278
                                                                  --------          --------          --------          --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                --                --                --
                                                                  --------          --------          --------          --------
          Increase (decrease) in net assets.................       292,580            61,337           149,971           306,079
NET ASSETS:
     Beginning of year......................................       274,672           213,335           477,275           171,196
                                                                  --------          --------          --------          --------
     End of year............................................      $567,252          $274,672          $627,246          $477,275
                                                                  ========          ========          ========          ========




Not all investment divisions are available under all policies.

(a) For the period October 16, 2007 (Commencement of Investments) through December 31, 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I










                 PIMCO                         ROYCE                         ROYCE
             TOTAL RETURN--                  MICRO-CAP                     SMALL-CAP                   T. ROWE PRICE
             ADMINISTRATIVE                 PORTFOLIO--                   PORTFOLIO--                  EQUITY INCOME
              CLASS SHARES                INVESTMENT CLASS              INVESTMENT CLASS                 PORTFOLIO
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------




        $ 30,533       $  1,379      $   172,562    $   73,071     $    13,633    $  (18,812)   $  1,123,154    $   834,709
          44,316         16,906         (243,117)       66,681        (205,306)       28,588          25,772      1,229,416
          15,489             --          893,867       628,957         560,585       206,815       1,886,323      4,260,701

         (59,665)       (12,726)      (4,683,786)     (629,287)     (2,230,992)     (432,296)    (29,565,423)    (4,674,267)
        --------       --------      -----------    ----------     -----------    ----------    ------------    -----------

          30,673          5,559       (3,860,474)      139,422      (1,862,080)     (215,705)    (26,530,174)     1,650,559
        --------       --------      -----------    ----------     -----------    ----------    ------------    -----------

          72,402            187        2,039,580     1,696,028       1,372,913       942,182      10,940,493     10,725,928
         (28,384)          (857)        (585,065)     (471,201)       (455,748)     (265,031)     (3,647,886)    (3,576,003)
            (344)            --         (237,189)     (172,592)       (177,221)      (68,452)     (2,812,336)    (2,360,837)
          70,389        394,538           83,711       195,844         142,185       228,496      (1,017,599)      (157,357)
         411,507             16          535,363     1,507,002       1,941,841     1,479,022      (1,887,973)     1,831,838
              --             --          (13,850)      (22,262)         (8,664)      (26,273)       (534,090)       (91,309)
        --------       --------      -----------    ----------     -----------    ----------    ------------    -----------
         525,570        393,884        1,822,550     2,732,819       2,815,306     2,289,944       1,040,609      6,372,260
        --------       --------      -----------    ----------     -----------    ----------    ------------    -----------


              --             --            1,359          (276)            531           142          14,847         (1,840)
        --------       --------      -----------    ----------     -----------    ----------    ------------    -----------
         556,243        399,443       (2,036,565)    2,871,965         953,757     2,074,381     (25,474,718)     8,020,979

         413,261         13,818        7,560,179     4,688,214       4,614,283     2,539,902      71,519,972     63,498,993
        --------       --------      -----------    ----------     -----------    ----------    ------------    -----------
        $969,504       $413,261      $ 5,523,614    $7,560,179     $ 5,568,040    $4,614,283    $ 46,045,254    $71,519,972
        ========       ========      ===========    ==========     ===========    ==========    ============    ===========






                                             VAN KAMPEN                    VAN KAMPEN
                VAN ECK                     UIF EMERGING                  UIF EMERGING                   VAN KAMPEN
               WORLDWIDE                   MARKETS DEBT--               MARKETS EQUITY--           UIF U.S. REAL ESTATE--
              HARD ASSETS                     CLASS I                       CLASS I                       CLASS I
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------




      $    (98,475)   $  (110,186)    $  42,116      $  9,705     $   (363,845)   $  (100,553)   $    54,519     $  10,311
           115,219        205,592        (4,225)          180        3,223,593      4,249,666       (686,136)        7,689
         5,219,203      1,906,351        24,309         4,147       18,595,350      7,716,177        608,443        80,524

       (24,321,068)     6,600,535      (159,781)       (6,377)     (68,423,731)    11,181,035     (1,040,037)     (297,808)
      ------------    -----------     ---------      --------     ------------    -----------    -----------     ---------

       (19,085,121)     8,602,292       (97,581)        7,655      (46,968,633)    23,046,325     (1,063,211)     (199,284)
      ------------    -----------     ---------      --------     ------------    -----------    -----------     ---------

         6,953,675      4,699,340       201,642        23,388        9,018,829      8,100,566        232,325        56,405
        (2,605,378)    (1,532,635)      (20,875)       (5,632)      (3,982,275)    (3,612,598)       (85,028)      (24,657)
        (1,015,626)      (645,537)           --        (3,181)      (2,614,146)    (2,486,966)       (40,342)           --
           (46,020)       985,779        33,977       186,402       (1,639,662)      (940,285)       176,686       482,421
         2,401,802      9,374,577       121,278        13,826       (2,993,339)     2,624,934      2,491,110       211,949
           (35,491)       (17,904)           --            --          (83,402)       (70,301)            --            --
      ------------    -----------     ---------      --------     ------------    -----------    -----------     ---------
         5,652,962     12,863,620       336,022       214,803       (2,293,995)     3,615,350      2,774,751       726,118
      ------------    -----------     ---------      --------     ------------    -----------    -----------     ---------


             3,968         (6,869)           --            --           30,928        (30,526)            47            --
      ------------    -----------     ---------      --------     ------------    -----------    -----------     ---------
       (13,428,191)    21,459,043       238,441       222,458      (49,231,700)    26,631,149      1,711,587       526,834

        35,140,020     13,680,977       313,890        91,432       84,223,057     57,591,908        880,460       353,626
      ------------    -----------     ---------      --------     ------------    -----------    -----------     ---------
      $ 21,711,829    $35,140,020     $ 552,331      $313,890     $ 34,991,357    $84,223,057    $ 2,592,047     $ 880,460
      ============    ===========     =========      ========     ============    ===========    ===========     =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Variable Universal Life Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL")--Series
1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000")--Series 1 and Single Premium Variable Universal Life ("SPVUL")--Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000")--Series 2, Single Premium Variable Universal Life ("SPVUL")--Series 2 and 3, Survivorship Variable Universal Life ("SVUL")--Series 2, Variable Universal Life Provider ("VUL Provider")), Variable Universal Life Accumulator ("VUL Accumulator"), and Survivorship Variable Universal Life Accumulator ("SVUL Accumulator"). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2, Pinnacle SVUL and SVUL Accumulator policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of VUL Separate Account-1, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund Inc., the AIM Variable Insurance Funds, the Alger American Fund, the AllianceBernstein(R) Variable Products Series Fund, Inc., the American Century Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the DWS Variable Series II, the Fidelity(R) Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account, DCA Plus Account and the Enhanced DCA Fixed Account represent the general assets of NYLIAC. NYLIAC's Fixed Account, DCA Plus Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord Abbett & Company, LLC, and Winslow Capital Management, Inc., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc. Effective January 2, 2009, Madison Square Advisors LLC ("MSI") was added as a subadviser. The firm was established in January 2009 as an independent investment adviser and previously operated as an investment management division of NYLIM. MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

     The following Investment Divisions, with their respective Fund Portfolios, are available in this Separate Account:

MainStay VP Balanced
MainStay VP Bond
MainStay VP Capital Appreciation
MainStay VP Cash Management
MainStay VP Common Stock
MainStay VP Conservative Allocation
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government
MainStay VP Growth Allocation
MainStay VP High Yield Corporate Bond
MainStay VP ICAP Select Equity(2)
MainStay VP International Equity
MainStay VP Large Cap Growth
MainStay VP Mid Cap Core
MainStay VP Mid Cap Growth
MainStay VP Mid Cap Value
MainStay VP Moderate Allocation
MainStay VP Moderate Growth Allocation
MainStay VP S&P 500 Index
MainStay VP Small Cap Growth
MainStay VP Total Return
AIM V.I. International Growth Fund--Series I Shares
Alger American Capital Appreciation--Class O Shares(3)
Alger American SmallCap Growth--Class O Shares(1)
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class A Shares American Century VP Inflation Protection--Class II
American Century VP International--Class II
American Century VP Value--Class II
CVS Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth--Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares
DWS Dreman Small Mid Cap Value VIP--Class A Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid Cap--Initial Class

                                                   NYLIAC VUL SEPARATE ACCOUNT-I




--------------------------------------------------------------------------------

Fidelity(R) VIP Overseas--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Mid Cap Growth--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I
PIMCO Global Bond--Administrative Class Shares
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
T. Rowe Price Limited-Term Bond Portfolio
Van Eck Worldwide Absolute Return
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Debt--Class I
Van Kampen UIF Emerging Markets Equity--Class I
Van Kampen UIF U.S. Real Estate--Class I

Not all investment divisions are available under all policies.

     All investments into the MainStay VP Series funds by VUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

     For SVUL, VUL 2000, SPVUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. After the Free Look Period, these premium payments are allocated in accordance with the Policyowner's instructions. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account. VUL 2000, VUL Provider, SVUL, VUL Accumulator and SVUL Accumulator policies issued on and after February 11, 2005 can have premium payments made in the first 12 policy months allocated to a DCA Plus Account.

     In addition, for all SVUL, VUL 2000, SPVUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

     No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a three-level fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements. The Company adopted SFAS 157 on January 1, 2008 and applied the provisions prospectively to financial assets that are required to be measured at fair value under existing U.S. GAAP. The adoption resulted in additional disclosures as required by the pronouncement but no change in our fair value calculation methodologies. Accordingly, the adoption had no impact on our financial condition or results of operations.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1--Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2--Observable inputs other than level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

--------------------------------------------------------------------------------

          Level 3--Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above, are at net asset values and the investments are considered actively traded and fall within Level 1.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred the last business day of the reporting period. These amounts will be deposited to or withdrawn from the Separate Account in accordance with the Policyowner's instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

-------

(1) New allocations to Alger American SmallCap Growth--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly known as Alger American Small Capitalization--Class O Shares).

(2) The MainStay VP Value--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on May 16, 2008.

(3) Formerly known as Alger American Leveraged AllCap--Class O Shares.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At December 31, 2008, the investments of VUL Separate Account-I are as follows:





                                                                MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                            BALANCED--          BOND--        APPRECIATION--         CASH
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                          --------------------------------------------------------------------


Number of shares.......          887              2,336             8,169            80,914

Identified cost........       $9,576            $31,955          $173,083           $80,916







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                            ICAP SELECT      INTERNATIONAL       LARGE CAP          MID CAP
                             EQUITY--          EQUITY--          GROWTH--           CORE--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         8,053             4,203             2,026             3,043

Identified cost........      $108,958           $63,288           $23,747           $39,326



Investment activity for the year ended December 31, 2008, was as follows:





                                                                MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                            BALANCED--          BOND--        APPRECIATION--         CASH
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                          --------------------------------------------------------------------


Purchases..............       $1,398            $7,093            $ 4,082           $61,747

Proceeds from sales....        1,615             4,902             17,391            31,229







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                            ICAP SELECT      INTERNATIONAL       LARGE CAP          MID CAP
                             EQUITY--          EQUITY--          GROWTH--           CORE--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $89,369           $12,920           $7,001            $7,298

Proceeds from sales....         5,871             7,795            3,990             3,415



Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                                                                    MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       HIGH YIELD
          COMMON         CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH           CORPORATE
          STOCK--        ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--         BOND--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


            5,748              445              3,736              836              2,105             2,252            11,194

         $111,797           $4,581            $38,532           $7,867            $23,164           $24,167          $104,398






                                                              MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
          MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP           TOTAL
         GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--          RETURN--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


            3,457             3,887             1,525             2,847             9,815             2,626             4,116

          $43,050           $42,822           $16,359           $30,155          $224,531           $23,330           $67,569








                                                                                                                    MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       HIGH YIELD
          COMMON         CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH           CORPORATE
          STOCK--        ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--         BOND--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $16,789           $3,575            $9,027            $2,655            $8,467            $8,690            $16,893

            8,835            1,459             4,289             2,344             3,999             1,129             12,890






                                                              MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
          MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP           TOTAL
         GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--          RETURN--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $7,795            $7,896            $6,415            $10,926           $28,109           $5,832            $10,688

           4,478             4,531             1,483              1,672            21,515            2,232              5,188

--------------------------------------------------------------------------------







                                                AIM V.I.            ALGER             ALGER
                                              INTERNATIONAL       AMERICAN          AMERICAN
                             MAINSTAY VP      GROWTH FUND--        CAPITAL          SMALLCAP
                               VALUE--          SERIES I       APPRECIATION--       GROWTH--
                            INITIAL CLASS        SHARES        CLASS O SHARES    CLASS O SHARES
                           --------------------------------------------------------------------


Number of shares.......           --                 68                23              1,494

Identified cost........          $--             $1,738            $1,113            $29,328







                             DWS DREMAN        FIDELITY(R)       FIDELITY(R)
                            SMALL MID CAP          VIP               VIP           FIDELITY(R)
                                VALUE            CONTRA-           EQUITY-             VIP
                                VIP--           FUND(R)--         INCOME--          GROWTH--
                           CLASS A SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Number of shares.......           41               8,126             3,200              101

Identified cost........         $358            $207,471           $73,589           $3,828








                                                AIM V.I.            ALGER             ALGER
                                              INTERNATIONAL       AMERICAN          AMERICAN
                             MAINSTAY VP      GROWTH FUND--        CAPITAL          SMALLCAP
                               VALUE--          SERIES I       APPRECIATION--       GROWTH--
                            INITIAL CLASS        SHARES        CLASS O SHARES    CLASS O SHARES
                           --------------------------------------------------------------------


Purchases..............        $14,306           $1,861             $823             $1,925

Proceeds from sales....         81,872               80              127              4,804







                             DWS DREMAN        FIDELITY(R)       FIDELITY(R)
                            SMALL MID CAP          VIP               VIP           FIDELITY(R)
                                VALUE            CONTRA-           EQUITY-             VIP
                                VIP--           FUND(R)--         INCOME--          GROWTH--
                           CLASS A SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Purchases..............         $421             $19,962           $6,741            $1,943

Proceeds from sales....           44              13,356            5,988                77



Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






       ALLIANCEBERN-
           STEIN            AMERICAN           AMERICAN
        VPS SMALL/         CENTURY VP         CENTURY VP         AMERICAN         CVS CALVERT       DREYFUS IP        DREYFUS VIF
       MID CAP VALUE        INFLATION          INTERNA-         CENTURY VP          SOCIAL          TECHNOLOGY        DEVELOPING
        PORTFOLIO--       PROTECTION--         TIONAL--           VALUE--          BALANCED          GROWTH--          LEADERS--
      CLASS A SHARES        CLASS II           CLASS II          CLASS II          PORTFOLIO      INITIAL SHARES    INITIAL SHARES
      ----------------------------------------------------------------------------------------------------------------------------


             100                14                 186               201             2,683             1,074                51

          $1,173              $142              $1,749            $1,369            $4,769            $9,625            $1,763





                                                                                                    JANUS ASPEN       JANUS ASPEN
                           FIDELITY(R)                                            JANUS ASPEN         SERIES            SERIES
        FIDELITY(R)            VIP            FIDELITY(R)       FIDELITY(R)         SERIES            MID CAP          WORLDWIDE
            VIP            INVESTMENT             VIP               VIP           BALANCED--         GROWTH--          GROWTH--
        INDEX 500--       GRADE BOND--         MID CAP--        OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS        SHARES            SHARES            SHARES
      ----------------------------------------------------------------------------------------------------------------------------


              38                73                 133               274              4,463               48              3,372

          $5,426              $902              $4,022            $5,513           $106,706           $1,599            $99,116







       ALLIANCEBERN-
           STEIN            AMERICAN           AMERICAN
        VPS SMALL/         CENTURY VP         CENTURY VP         AMERICAN         CVS CALVERT       DREYFUS IP        DREYFUS VIF
       MID CAP VALUE        INFLATION          INTERNA-         CENTURY VP          SOCIAL          TECHNOLOGY        DEVELOPING
        PORTFOLIO--       PROTECTION--         TIONAL--           VALUE--          BALANCED          GROWTH--          LEADERS--
      CLASS A SHARES        CLASS II           CLASS II          CLASS II          PORTFOLIO      INITIAL SHARES    INITIAL SHARES
      ----------------------------------------------------------------------------------------------------------------------------


          $1,242               $82              $2,404             $510              $873             $2,407             $398

              47                13               2,759               37               667              2,069               29





                                                                                                    JANUS ASPEN       JANUS ASPEN
                           FIDELITY(R)                                            JANUS ASPEN         SERIES            SERIES
        FIDELITY(R)            VIP            FIDELITY(R)       FIDELITY(R)         SERIES            MID CAP          WORLDWIDE
            VIP            INVESTMENT             VIP               VIP           BALANCED--         GROWTH--          GROWTH--
        INDEX 500--       GRADE BOND--         MID CAP--        OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS        SHARES            SHARES            SHARES
      ----------------------------------------------------------------------------------------------------------------------------


          $3,098              $409              $2,058            $2,009            $17,100           $1,326            $6,051

             261               275                 994                78             11,177              109             9,624

--------------------------------------------------------------------------------






                              MFS(R)            MFS(R)
                             INVESTORS            NEW             MFS(R)            MFS(R)
                               TRUST           DISCOVERY         RESEARCH          UTILITIES
                             SERIES--          SERIES--          SERIES--          SERIES--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......          10                110                9                152

Identified cost........        $215             $1,552             $161             $3,627






                              T. ROWE           T. ROWE
                               PRICE             PRICE            VAN ECK
                              EQUITY         LIMITED-TERM        WORLDWIDE          VAN ECK
                              INCOME             BOND            ABSOLUTE          WORLDWIDE
                             PORTFOLIO         PORTFOLIO          RETURN          HARD ASSETS
                          --------------------------------------------------------------------


Number of shares.......         3,213             117                70               1,155

Identified cost........       $70,205            $580              $723             $38,288








                              MFS(R)            MFS(R)
                             INVESTORS            NEW             MFS(R)            MFS(R)
                               TRUST           DISCOVERY         RESEARCH          UTILITIES
                             SERIES--          SERIES--          SERIES--          SERIES--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............        $109             $1,036              $54             $3,940

Proceeds from sales....          59                 14                2              1,574






                              T. ROWE           T. ROWE
                               PRICE             PRICE            VAN ECK
                              EQUITY         LIMITED-TERM        WORLDWIDE          VAN ECK
                              INCOME             BOND            ABSOLUTE          WORLDWIDE
                             PORTFOLIO         PORTFOLIO          RETURN          HARD ASSETS
                          --------------------------------------------------------------------


Purchases..............       $11,435            $380              $263             $19,824

Proceeds from sales....         7,382              74                14               9,056



Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






         NEUBERGER           PIMCO             PIMCO                                                 ROYCE             ROYCE
        BERMAN AMT          GLOBAL              LOW              PIMCO             PIMCO           MICRO-CAP         SMALL-CAP
      MID-CAP GROWTH        BOND--          DURATION--       REAL RETURN--    TOTAL RETURN--      PORTFOLIO--       PORTFOLIO--
        PORTFOLIO--     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT        INVESTMENT
          CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES          CLASS             CLASS
      --------------------------------------------------------------------------------------------------------------------------


             25                17                 2                22                 94                916              867

           $544              $221               $20              $349             $1,038            $10,733           $8,155






        VAN KAMPEN        VAN KAMPEN
       UIF EMERGING      UIF EMERGING       VAN KAMPEN
          MARKETS           MARKETS          UIF U.S.
          DEBT--           EQUITY--        REAL ESTATE--
          CLASS I           CLASS I           CLASS I
      --------------------------------------------------


             85               4,568              315

           $716             $67,277           $3,907








         NEUBERGER           PIMCO             PIMCO                                                 ROYCE             ROYCE
        BERMAN AMT          GLOBAL              LOW              PIMCO             PIMCO           MICRO-CAP         SMALL-CAP
      MID-CAP GROWTH        BOND--          DURATION--       REAL RETURN--    TOTAL RETURN--      PORTFOLIO--       PORTFOLIO--
        PORTFOLIO--     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT        INVESTMENT
          CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES          CLASS             CLASS
      --------------------------------------------------------------------------------------------------------------------------


           $445              $182               $37              $254              $614             $3,689            $4,232

             66                33                17                60                44                796               837






        VAN KAMPEN        VAN KAMPEN
       UIF EMERGING      UIF EMERGING       VAN KAMPEN
          MARKETS           MARKETS          UIF U.S.
          DEBT--           EQUITY--        REAL ESTATE--
          CLASS I           CLASS I           CLASS I
      --------------------------------------------------


           $420             $26,468           $4,403

             18              10,560              969

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

     - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

     - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

       For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

       For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

       For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

       For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached, 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

       For VUL Accumulator and SVUL Accumulator policies, currently 4.75% of any premium payment up to the target premium is deducted in policy years 1-
       10. Once the target premium is reached, 1.75% of any premium payment is deducted. Beginning with the 11th policy year, NYLIAC expects to deduct 4.25% of any premium payments up to the target premium; once the target is reached, 0.75% of any premium payment is deducted in policy years 6-10 and 0.25% of any premium payment is deducted in policy years 11 and beyond. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

       For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

     - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL:


                                           MONTHLY                  MONTHLY
                                       CONTRACT CHARGE          CONTRACT CHARGE
POLICY                                  POLICY YEAR 1       SUBSEQUENT POLICY YEARS
------                                 ---------------    ---------------------------
VUL.................................          N/A         $                         7
SVUL................................         $ 60                                  10
VUL 2000............................           30                                  10
VUL Provider........................           30                                  10
VUL Accumulator.....................           35                   15 in years 2-10;
                                                           10 in years 11 and beyond.
SVUL Accumulator....................           35                   15 in years 2-10;
                                                           10 in years 11 and beyond.
Pinnacle VUL*.......................          100                                  25
Pinnacle SVUL*......................          100                                  25



       -------

       * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

     - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

    For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

    For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

    For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

     - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

     - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

    For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

    For VUL Accumulator, this charge is based on the insured's age, gender, risk class and face amount. NYLIAC does not expect to deduct this charge in years 21 and beyond.

    For SVUL Accumulator, this charge is based on both insured's age, gender, risk class and face amount. NYLIAC does not expect to deduct this charge in years 31 and beyond.

    For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.


----------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

--------------------------------------------------------------------------------

     - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for state taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

     - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
       2)**, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL and VUL Provider policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by .30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by .55% in policy years 1-10. The mortality and expense risk charge is guaranteed not to exceed 1.00%.

    For VUL Accumulator and SVUL Accumulator policies, the mortality and expense risk charge currently ranges from 0.55% to 0.15% (it declines based on the cash value in the Separate Account and duration). NYLIAC guarantees that the mortality and expense risk charge on VUL Accumulator and SVUL Accumulator policies will never exceed an annual rate of 0.75%.

    For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV) the mortality and expense risk charge currently ranges from 1.0% to .05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

     The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

     For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider, VUL Accumulator and SVUL Accumulator this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy's data page. For VUL 2000, VUL Provider, VUL Accumulator and SVUL Accumulator the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

     Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the

----------
  ** Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

 *** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

**** Includes a .10% administrative service charge.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------


sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

     For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

     For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

--------------------------------------------------------------------------------

NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2008 and 2007 were as follows:





                                                                         MAINSTAY VP
                             MAINSTAY VP           MAINSTAY VP             CAPITAL
                             BALANCED--              BOND--            APPRECIATION--
                            INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                         ------------------    ------------------    ------------------
                           2008       2007       2008       2007       2008       2007
                         --------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........     33          38         91        72          988        904
Units redeemed.........    (55)       (529)       (94)      (88)      (1,513)    (1,549)
                           ---        ----       ----       ---       ------     ------
  Net increase
     (decrease)........    (22)       (491)        (3)      (16)        (525)      (645)
                           ===        ====       ====       ===       ======     ======

GROUP 2 POLICIES
Units issued...........     18          38         82        75          964        923
Units redeemed.........    (41)        (15)      (104)      (84)      (1,308)    (1,336)
                           ---        ----       ----       ---       ------     ------
  Net increase
     (decrease)........    (23)         23        (22)       (9)        (344)      (413)
                           ===        ====       ====       ===       ======     ======

GROUP 3 POLICIES
Units issued...........     --          --         13        42           17         19
Units redeemed.........     --          --         (7)       (2)          (2)        (1)
                           ---        ----       ----       ---       ------     ------
  Net increase
     (decrease)........     --          --          6        40           15         18
                           ===        ====       ====       ===       ======     ======

GROUP 4 POLICIES
Units issued...........    117         166        154        98          158        155
Units redeemed.........    (94)        (34)       (61)      (70)        (124)      (103)
                           ---        ----       ----       ---       ------     ------
  Net increase
     (decrease)........     23         132         93        28           34         52
                           ===        ====       ====       ===       ======     ======




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                      MAINSTAY VP
                                MAINSTAY VP          CONSERVATIVE           MAINSTAY VP           MAINSTAY VP
          MAINSTAY VP         COMMON STOCK--         ALLOCATION--          CONVERTIBLE--        FLOATING RATE--
        CASH MANAGEMENT        INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


        5,833      3,630       210        193       107         48          51         61        15           42
       (3,490)    (2,099)     (352)      (309)      (40)       (30)        (70)       (70)      (56)      (2,306)
       ------     ------      ----       ----       ---        ---        ----       ----       ---       ------
        2,343      1,531      (142)      (116)       67         18         (19)        (9)      (41)      (2,264)
       ======     ======      ====       ====       ===        ===        ====       ====       ===       ======


        7,888      2,104       345        327        66         15         136        138        46           34
       (2,990)    (1,536)     (539)      (447)      (15)        (2)       (243)      (181)      (47)         (23)
       ------     ------      ----       ----       ---        ---        ----       ----       ---       ------
        4,898        568      (194)      (120)       51         13        (107)       (43)       (1)          11
       ======     ======      ====       ====       ===        ===        ====       ====       ===       ======


       17,224      9,361        22         17        --         --          14          8        26           37
       (8,918)    (1,820)       (5)        (7)       --         --          (3)        (2)      (13)          (2)
       ------     ------      ----       ----       ---        ---        ----       ----       ---       ------
        8,306      7,541        17         10        --         --          11          6        13           35
       ======     ======      ====       ====       ===        ===        ====       ====       ===       ======


       10,318      4,460       137        120        92         63         164        120        82          146
       (2,143)    (1,254)     (105)       (49)      (11)        (6)        (84)       (58)      (75)         (88)
       ------     ------      ----       ----       ---        ---        ----       ----       ---       ------
        8,175      3,206        32         71        81         57          80         62         7           58
       ======     ======      ====       ====       ===        ===        ====       ====       ===       ======


--------------------------------------------------------------------------------








                                                    MAINSTAY VP           MAINSTAY VP
                              MAINSTAY VP             GROWTH              HIGH YIELD
                             GOVERNMENT--          ALLOCATION--        CORPORATE BOND--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........     122         48         247       341         162        168
Units redeemed.........     (78)       (80)        (66)      (69)       (363)      (300)
                            ---        ---        ----       ---        ----       ----
  Net increase
     (decrease)........      44        (32)        181       272        (201)      (132)
                            ===        ===        ====       ===        ====       ====

GROUP 2 POLICIES
Units issued...........     121         49         137       177         145        160
Units redeemed.........     (74)       (70)        (41)      (45)       (289)      (203)
                            ---        ---        ----       ---        ----       ----
  Net increase
     (decrease)........      47        (21)         96       132        (144)       (43)
                            ===        ===        ====       ===        ====       ====

GROUP 3 POLICIES
Units issued...........      18          2          --        --         111         44
Units redeemed.........     (11)        (1)         --        --          (9)        (4)
                            ---        ---        ----       ---        ----       ----
  Net increase
     (decrease)........       7          1          --        --         102         40
                            ===        ===        ====       ===        ====       ====

GROUP 4 POLICIES
Units issued...........     258         68         544       406         333        416
Units redeemed.........     (95)       (55)       (141)      (67)       (260)      (203)
                            ---        ---        ----       ---        ----       ----
  Net increase
     (decrease)........     163         13         403       339          73        213
                            ===        ===        ====       ===        ====       ====




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








          MAINSTAY VP                                 MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
          ICAP SELECT           MAINSTAY VP          INTERNATIONAL           LARGE CAP              MID CAP
           EQUITY--          INCOME & GROWTH--         EQUITY--              GROWTH--               CORE--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


       3,706       316         --          10         92        151        199        209         73        89
        (411)      (28)        --        (262)      (212)      (119)       (84)       (66)      (130)      (89)
       -----       ---         --        ----       ----       ----       ----       ----       ----       ---
       3,295       288         --        (252)      (120)        32        115        143        (57)       --
       =====       ===         ==        ====       ====       ====       ====       ====       ====       ===


       1,638       471         --          33        116        191        202        180         69        79
        (262)      (75)        --        (444)      (232)      (103)      (201)      (174)       (99)      (54)
       -----       ---         --        ----       ----       ----       ----       ----       ----       ---
       1,376       396         --        (411)      (116)        88          1          6        (30)       25
       =====       ===         ==        ====       ====       ====       ====       ====       ====       ===


          84        18         --           1         --         --         45         17         --        --
          (6)       (2)        --          (8)        --         --         (3)        (2)        --        --
       -----       ---         --        ----       ----       ----       ----       ----       ----       ---
          78        16         --          (7)        --         --         42         15         --        --
       =====       ===         ==        ====       ====       ====       ====       ====       ====       ===


         994       353         --          36        331        332        219        162        238       233
        (145)      (34)        --        (184)      (231)       (94)       (68)       (38)      (141)      (74)
       -----       ---         --        ----       ----       ----       ----       ----       ----       ---
         849       319         --        (148)       100        238        151        124         97       159
       =====       ===         ==        ====       ====       ====       ====       ====       ====       ===


--------------------------------------------------------------------------------








                              MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                MID CAP               MID CAP              MODERATE
                               GROWTH--               VALUE--            ALLOCATION--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........       86         77         91         85       210        273
Units redeemed.........     (157)      (129)      (224)      (130)      (51)       (56)
                            ----       ----       ----       ----       ---        ---
  Net increase
     (decrease)........      (71)       (52)      (133)       (45)      159        217
                            ====       ====       ====       ====       ===        ===

GROUP 2 POLICIES
Units issued...........      106         99        106        104       101        111
Units redeemed.........     (148)      (111)      (178)      (139)      (25)       (23)
                            ----       ----       ----       ----       ---        ---
  Net increase
     (decrease)........      (42)       (12)       (72)       (35)       76         88
                            ====       ====       ====       ====       ===        ===

GROUP 3 POLICIES
Units issued...........       --         --         --         --        --         --
Units redeemed.........       --         --         --         --        --         --
                            ----       ----       ----       ----       ---        ---
  Net increase
     (decrease)........       --         --         --         --        --         --
                            ====       ====       ====       ====       ===        ===

GROUP 4 POLICIES
Units issued...........      310        273        259        242       268        219
Units redeemed.........     (252)      (127)      (215)      (150)      (58)       (25)
                            ----       ----       ----       ----       ---        ---
  Net increase
     (decrease)........       58        146         44         92       210        194
                            ====       ====       ====       ====       ===        ===




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








          MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
        MODERATE GROWTH         S&P 500            SMALL CAP          MAINSTAY VP         MAINSTAY VP
         ALLOCATION--           INDEX--            GROWTH--         TOTAL RETURN--          VALUE--
         INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
      ------------------  ------------------  ------------------  ------------------  ------------------
        2008       2007     2008       2007     2008       2007     2008       2007     2008       2007
      --------------------------------------------------------------------------------------------------


         378       379        479        429      53         50      198        195        73       172
        (121)      (83)      (753)      (675)    (98)      (132)    (315)      (320)   (1,859)     (262)
        ----       ---     ------     ------    ----       ----     ----       ----    ------      ----
         257       296       (274)      (246)    (45)       (82)    (117)      (125)   (1,786)      (90)
        ====       ===     ======     ======    ====       ====     ====       ====    ======      ====


         182       249        874        820      86         80      159        168        59       158
         (67)      (29)    (1,356)    (1,005)   (104)      (112)    (243)      (237)   (1,379)     (198)
        ----       ---     ------     ------    ----       ----     ----       ----    ------      ----
         115       220       (482)      (185)    (18)       (32)     (84)       (69)   (1,320)      (40)
        ====       ===     ======     ======    ====       ====     ====       ====    ======      ====


          --        --      1,054         68      --         --        4          6         2        10
          --        --        (19)        (9)     --         --       (1)        (2)      (50)       (3)
        ----       ---     ------     ------    ----       ----     ----       ----    ------      ----
          --        --      1,035         59      --         --        3          4       (48)        7
        ====       ===     ======     ======    ====       ====     ====       ====    ======      ====


         599       402        676        650     212        183       72         69        67       166
        (118)      (65)      (522)      (373)   (150)      (137)     (52)       (45)     (702)      (77)
        ----       ---     ------     ------    ----       ----     ----       ----    ------      ----
         481       337        154        277      62         46       20         24      (635)       89
        ====       ===     ======     ======    ====       ====     ====       ====    ======      ====


--------------------------------------------------------------------------------







                                                         ALGER                    ALGER
                               AIM V.I.                AMERICAN                 AMERICAN
                             INTERNATIONAL              CAPITAL                 SMALLCAP
                             GROWTH FUND--          APPRECIATION--              GROWTH--
                            SERIES I SHARES         CLASS O SHARES           CLASS O SHARES
                         --------------------    --------------------    ----------------------
                          2008(B)      2007        2008        2007        2008         2007
                         ----------------------------------------------------------------------
                                                                                              m
GROUP 1 POLICIES
Units issued...........     63          --          --          --          135             117
Units redeemed.........     (1)         --          --          --         (278)           (255)
                            --          --          --          --         ----            ----
  Net increase
     (decrease)........     62          --          --          --         (143)           (138)
                            ==          ==          ==          ==         ====            ====

GROUP 2 POLICIES
Units issued...........     69          --          --          --          173             160
Units redeemed.........     (3)         --          --          --         (320)           (242)
                            --          --          --          --         ----            ----
  Net increase
     (decrease)........     66          --          --          --         (147)            (82)
                            ==          ==          ==          ==         ====            ====

GROUP 3 POLICIES
Units issued...........     --          --          37          13            4               8
Units redeemed.........     --          --          (4)         (2)          (4)            (44)
                            --          --          --          --         ----            ----
  Net increase
     (decrease)........     --          --          33          11           --             (36)
                            ==          ==          ==          ==         ====            ====

GROUP 4 POLICIES
Units issued...........     86          --          --          --          101             103
Units redeemed.........     (3)         --          --          --          (98)            (43)
                            --          --          --          --         ----            ----
  Net increase
     (decrease)........     83          --          --          --            3              60
                            ==          ==          ==          ==         ====            ====




Not all investment divisions are available under all policies.

(b) For Group 1, 2 and 4 Policies, represents the period May 9, 2008 (Commencement of Investments) through December 31, 2008.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







        ALLIANCEBERNSTEIN           AMERICAN
           VPS SMALL/              CENTURY VP               AMERICAN                AMERICAN               CVS CALVERT
          MID CAP VALUE             INFLATION              CENTURY VP              CENTURY VP                SOCIAL
           PORTFOLIO--            PROTECTION--           INTERNATIONAL--             VALUE--                BALANCED
         CLASS A SHARES             CLASS II                CLASS II                CLASS II                PORTFOLIO
      --------------------    --------------------    --------------------    --------------------    --------------------
       2008(B)      2007        2008        2007        2008        2007        2008        2007        2008        2007
      --------------------------------------------------------------------------------------------------------------------


          46          --          --          --          --         --          --           --          14          10
          (2)         --          --          --          --         --          --           --         (14)        (16)
          --          --          --          --         ---         --          --          ---         ---         ---
          44          --          --          --          --         --          --           --          --          (6)
          ==          ==          ==          ==         ===         ==          ==          ===         ===         ===


          41          --          --          --          --         --          --           --          27          20
          (1)         --          --          --          --         --          --           --         (30)        (26)
          --          --          --          --         ---         --          --          ---         ---         ---
          40          --          --          --          --         --          --           --          (3)         (6)
          ==          ==          ==          ==         ===         ==          ==          ===         ===         ===


          --          --           7           5          38         38          29           11          --          --
          --          --          (1)         (2)        (70)        (6)         (2)         (43)         --          --
          --          --          --          --         ---         --          --          ---         ---         ---
          --          --           6           3         (32)        32          27          (32)         --          --
          ==          ==          ==          ==         ===         ==          ==          ===         ===         ===


          77          --          --          --          --         --          --           --          21          17
          (3)         --          --          --          --         --          --           --         (13)        (23)
          --          --          --          --         ---         --          --          ---         ---         ---
          74          --          --          --          --         --          --           --           8          (6)
          ==          ==          ==          ==         ===         ==          ==          ===         ===         ===


--------------------------------------------------------------------------------








                                                                       DWS DREMAN
                           DREYFUS IP            DREYFUS VIF          SMALL MID CAP
                           TECHNOLOGY            DEVELOPING               VALUE
                            GROWTH--              LEADERS--               VIP--
                         INITIAL SHARES        INITIAL SHARES        CLASS A SHARES
                       ------------------    ------------------    ------------------
                         2008       2007       2008       2007     2008(B)      2007
                       --------------------------------------------------------------

GROUP 1 POLICIES
Units issued........      47         60         --         --         11         --
Units redeemed......     (88)       (48)        --         --         --         --
                         ---        ---         --         --         --         --
  Net increase
     (decrease).....     (41)        12         --         --         11         --
                         ===        ===         ==         ==         ==         ==

GROUP 2 POLICIES
Units issued........      58         41         --         --         15         --
Units redeemed......     (58)       (45)        --         --         (1)        --
                         ---        ---         --         --         --         --
  Net increase
     (decrease).....      --         (4)        --         --         14         --
                         ===        ===         ==         ==         ==         ==

GROUP 3 POLICIES
Units issued........      15          6         31         33         --         --
Units redeemed......      (2)        (1)        (3)        (5)        --         --
                         ---        ---         --         --         --         --
  Net increase
     (decrease).....      13          5         28         28         --         --
                         ===        ===         ==         ==         ==         ==

GROUP 4 POLICIES
Units issued........     105         86         --         --         25         --
Units redeemed......     (66)       (48)        --         --         (2)        --
                         ---        ---         --         --         --         --
  Net increase
     (decrease).....      39         38         --         --         23         --
                         ===        ===         ==         ==         ==         ==




Not all investment divisions are available under all policies.

(b) For Group 1, 2 and 4 Policies, represents the period May 9, 2008 (Commencement of Investments) through December 31, 2008.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








          FIDELITY(R)           FIDELITY(R)                                 FIDELITY(R)         FIDELITY(R) VIP
              VIP                   VIP               FIDELITY(R)               VIP               INVESTMENT
        CONTRAFUND(R)--       EQUITY-INCOME--        VIP GROWTH--           INDEX 500--          GRADE BOND--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


         296        268        149        128         --         --        --         --         --         --
        (443)      (389)      (208)      (183)        --         --        --         --         --         --
        ----       ----       ----       ----        ---         --       ---         --        ---         --
        (147)      (121)       (59)       (55)        --         --        --         --         --         --
        ====       ====       ====       ====        ===         ==       ===         ==        ===         ==


         406        391        166        151         --         --        --         --         --         --
        (570)      (465)      (258)      (189)        --         --        --         --         --         --
        ----       ----       ----       ----        ---         --       ---         --        ---         --
        (164)       (74)       (92)       (38)        --         --        --         --         --         --
        ====       ====       ====       ====        ===         ==       ===         ==        ===         ==


         148        102         42         89        172         63       241         70         19         32
         (14)       (50)        (8)        (4)        (5)        (2)       (9)        (4)       (12)        (3)
        ----       ----       ----       ----        ---         --       ---         --        ---         --
         134         52         34         85        167         61       232         66          7         29
        ====       ====       ====       ====        ===         ==       ===         ==        ===         ==


         639        572        327        286         --         --        --         --         --         --
        (340)      (202)      (220)      (104)        --         --        --         --         --         --
        ----       ----       ----       ----        ---         --       ---         --        ---         --
         299        370        107        182         --         --        --         --         --         --
        ====       ====       ====       ====        ===         ==       ===         ==        ===         ==


--------------------------------------------------------------------------------







                                                                           JANUS ASPEN
                                                     FIDELITY(R)             SERIES
                               FIDELITY(R)               VIP               BALANCED--
                              VIP MID CAP--          OVERSEAS--           INSTITUTIONAL
                              INITIAL CLASS         INITIAL CLASS            SHARES
                           ------------------    ------------------    ------------------
                             2008       2007       2008       2007       2008       2007
                           --------------------------------------------------------------

GROUP 1 POLICIES
Units issued............      --         --         --         --         149        162
Units redeemed..........      --         --         --         --        (241)      (310)
                              --        ---         --         --        ----       ----
  Net increase
     (decrease).........      --         --         --         --         (92)      (148)
                              ==        ===         ==         ==        ====       ====

GROUP 2 POLICIES
Units issued............      --         --         --         --         447        507
Units redeemed..........      --         --         --         --        (742)      (677)
                              --        ---         --         --        ----       ----
  Net increase
     (decrease).........      --         --         --         --        (295)      (170)
                              ==        ===         ==         ==        ====       ====

GROUP 3 POLICIES
Units issued............      33         28         86         80          56         16
Units redeemed..........      (7)       (41)        (5)        (3)         (4)        (9)
                              --        ---         --         --        ----       ----
  Net increase
     (decrease).........      26        (13)        81         77          52          7
                              ==        ===         ==         ==        ====       ====

GROUP 4 POLICIES
Units issued............      --         --         --         --         241        245
Units redeemed..........      --         --         --         --        (163)      (146)
                              --        ---         --         --        ----       ----
  Net increase
     (decrease).........      --         --         --         --          78         99
                              ==        ===         ==         ==        ====       ====




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






          JANUS ASPEN         JANUS ASPEN
            SERIES              SERIES
            MID CAP            WORLDWIDE            MFS(R)              MFS(R)              MFS(R)
           GROWTH--            GROWTH--            INVESTORS         NEW DISCOVERY         RESEARCH
         INSTITUTIONAL       INSTITUTIONAL      TRUST SERIES--         SERIES--            SERIES--
            SHARES              SHARES           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
      ------------------  ------------------  ------------------  ------------------  ------------------
        2008       2007     2008       2007     2008       2007     2008       2007     2008       2007
      --------------------------------------------------------------------------------------------------


         --         --       329        274      --         --       --         --       --         --
         --         --      (503)      (401)     --         --       --         --       --         --
         --         --      ----       ----      --         --       --         --       --         --
         --         --      (174)      (127)     --         --       --         --       --         --
         ==         ==      ====       ====      ==         ==       ==         ==       ==         ==


         --         --       664        582      --         --       --         --       --         --
         --         --      (949)      (773)     --         --       --         --       --         --
         --         --      ----       ----      --         --       --         --       --         --
         --         --      (285)      (191)     --         --       --         --       --         --
         ==         ==      ====       ====      ==         ==       ==         ==       ==         ==


         71          8        74         21       3          9       73         30        6          9
         (2)        (1)       (9)        (4)     (1)        --       (2)        --       (1)        --
         --         --      ----       ----      --         --       --         --       --         --
         69          7        65         17       2          9       71         30        5          9
         ==         ==      ====       ====      ==         ==       ==         ==       ==         ==


         --         --       184        135      --         --       --         --       --         --
         --         --       (93)       (67)     --         --       --         --       --         --
         --         --      ----       ----      --         --       --         --       --         --
         --         --        91         68      --         --       --         --       --         --
         ==         ==      ====       ====      ==         ==       ==         ==       ==         ==


--------------------------------------------------------------------------------






                                                  NEUBERGER
                                                 BERMAN AMT
                             MFS(R)                MID-CAP                PIMCO
                            UTILITIES              GROWTH             GLOBAL BOND--
                            SERIES--             PORTFOLIO--         ADMINISTRATIVE
                          INITIAL CLASS            CLASS I            CLASS SHARES
                       ------------------    ------------------    ------------------
                         2008       2007       2008       2007       2008       2007
                       --------------------------------------------------------------

GROUP 1 POLICIES
Units issued........     117         --         --         --         --         --
Units redeemed......      (2)        --         --         --         --         --
                         ---         --         --         --         --         --
  Net increase
     (decrease).....     115         --         --         --         --         --
                         ===         ==         ==         ==         ==         ==

GROUP 2 POLICIES
Units issued........      77         --         --         --         --         --
Units redeemed......      (3)        --         --         --         --         --
                         ---         --         --         --         --         --
  Net increase
     (decrease).....      74         --         --         --         --         --
                         ===         ==         ==         ==         ==         ==

GROUP 3 POLICIES
Units issued........      19         42         28          4         13          5
Units redeemed......     (29)        (1)        (1)        --         (1)        (1)
                         ---         --         --         --         --         --
  Net increase
     (decrease).....     (10)        41         27          4         12          4
                         ===         ==         ==         ==         ==         ==

GROUP 4 POLICIES
Units issued........     132         --         --         --         --         --
Units redeemed......      (9)        --         --         --         --         --
                         ---         --         --         --         --         --
  Net increase
     (decrease).....     123         --         --         --         --         --
                         ===         ==         ==         ==         ==         ==




Not all investment divisions are available under all policies.

(a) For Group 3 Policies, represents the period October 16, 2007 (Commencement of Investments) through December 31, 2007.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








             PIMCO                 PIMCO                 PIMCO
        LOW DURATION--         REAL RETURN--        TOTAL RETURN--        ROYCE MICRO-CAP       ROYCE SMALL-CAP
        ADMINISTRATIVE        ADMINISTRATIVE        ADMINISTRATIVE          PORTFOLIO--           PORTFOLIO--
         CLASS SHARES          CLASS SHARES          CLASS SHARES        INVESTMENT CLASS      INVESTMENT CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008     2007(A)      2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


         --         --         --         --         --         --         41         78        125         67
         --         --         --         --         --         --        (23)       (16)       (20)        (9)
         --         --         --         --         --         --        ---        ---        ---        ---
         --         --         --         --         --         --         18         62        105         58
         ==         ==         ==         ==         ==         ==        ===        ===        ===        ===


         --         --         --         --         --         --         47         67         71         59
         --         --         --         --         --         --        (21)       (21)       (17)        (9)
         --         --         --         --         --         --        ---        ---        ---        ---
         --         --         --         --         --         --         26         46         54         50
         ==         ==         ==         ==         ==         ==        ===        ===        ===        ===


          2         --         19          9         48         36         --         --         --         --
         --         --         (3)        (1)        (3)        --         --         --         --         --
         --         --         --         --         --         --        ---        ---        ---        ---
          2         --         16          8         45         36         --         --         --         --
         ==         ==         ==         ==         ==         ==        ===        ===        ===        ===


         --         --         --         --         --         --        178        130        146         97
         --         --         --         --         --         --        (49)       (27)       (35)       (17)
         --         --         --         --         --         --        ---        ---        ---        ---
         --         --         --         --         --         --        129        103        111         80
         ==         ==         ==         ==         ==         ==        ===        ===        ===        ===


--------------------------------------------------------------------------------








                                                T. ROWE PRICE            VAN ECK
                          T. ROWE PRICE         LIMITED-TERM            WORLDWIDE
                          EQUITY INCOME             BOND                ABSOLUTE
                            PORTFOLIO             PORTFOLIO              RETURN
                       ------------------    ------------------    ------------------
                         2008       2007       2008       2007       2008       2007
                       --------------------------------------------------------------

GROUP 1 POLICIES
Units issued........      117        175        --         --         --         --
Units redeemed......     (191)      (109)       --         --         --         --
                         ----       ----        --         --         --         --
  Net increase
     (decrease).....      (74)        66        --         --         --         --
                         ====       ====        ==         ==         ==         ==

GROUP 2 POLICIES
Units issued........      185        206        --         --         --         --
Units redeemed......     (307)      (193)       --         --         --         --
                         ----       ----        --         --         --         --
  Net increase
     (decrease).....     (122)        13        --         --         --         --
                         ====       ====        ==         ==         ==         ==

GROUP 3 POLICIES
Units issued........      180         66        26          7         24         28
Units redeemed......      (15)        (9)       (2)        (3)        (1)        (1)
                         ----       ----        --         --         --         --
  Net increase
     (decrease).....      165         57        24          4         23         27
                         ====       ====        ==         ==         ==         ==

GROUP 4 POLICIES
Units issued........      404        397        --         --         --         --
Units redeemed......     (303)      (149)       --         --         --         --
                         ----       ----        --         --         --         --
  Net increase
     (decrease).....      101        248        --         --         --         --
                         ====       ====        ==         ==         ==         ==




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                              VAN KAMPEN          VAN KAMPEN          VAN KAMPEN
                             UIF EMERGING        UIF EMERGING          UIF U.S.
            VAN ECK             MARKETS             MARKETS              REAL
           WORLDWIDE            DEBT--             EQUITY--            ESTATE--
          HARD ASSETS           CLASS I             CLASS I             CLASS I
      ------------------  ------------------  ------------------  ------------------
        2008       2007     2008       2007     2008       2007     2008       2007
      ------------------------------------------------------------------------------


         142       278       --         --        82         89      76         --
         (92)      (48)      --         --      (184)      (117)     (1)        --
        ----       ---       --         --      ----       ----     ---         --
          50       230       --         --      (102)       (28)     75         --
        ====       ===       ==         ==      ====       ====     ===         ==


         107       206       --         --        79        103      28         --
         (57)      (33)      --         --      (139)       (91)     (1)        --
        ----       ---       --         --      ----       ----     ---         --
          50       173       --         --       (60)        12      27         --
        ====       ===       ==         ==      ====       ====     ===         ==


          20         9       22         15         8         10      13         28
          (8)       (2)      (1)        (1)      (14)        (1)     (3)        (1)
        ----       ---       --         --      ----       ----     ---         --
          12         7       21         14        (6)         9      10         27
        ====       ===       ==         ==      ====       ====     ===         ==


         313       391       --         --       196        152     240         --
        (179)      (56)      --         --      (130)       (53)     (7)        --
        ----       ---       --         --      ----       ----     ---         --
         134       335       --         --        66         99     233         --
        ====       ===       ==         ==      ====       ====     ===         ==


NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2008, 2007, 2006, 2005 and 2004:





                                                   MAINSTAY VP
                                                   BALANCED--                                  MAINSTAY VP
                                                  INITIAL CLASS                            BOND--INITIAL CLASS
                                     --------------------------------------  -----------------------------------------------
                                       2008      2007      2006      2005      2008      2007      2006      2005      2004
                                     ---------------------------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $ 2,397   $3,477    $9,094    $7,562    $13,446   $13,105   $12,712   $13,134  $13,637
Units Outstanding..................       272      294       785       718        620       623       639       686      722
Variable Accumulation Unit Value...   $  8.82   $11.82    $11.58    $10.53    $ 21.67   $ 21.03   $ 19.89   $ 19.15  $ 18.88
Total Return.......................    (25.4%)    2.1%      9.9%      5.3%       3.0%      5.8%      3.8%      1.5%     3.4%
Investment Income Ratio............        --     1.9%      2.1%      1.4%       4.3%      3.7%      1.2%      3.2%     3.4%

GROUP 2 POLICIES(b)
Net Assets.........................   $ 1,232   $1,922    $1,618    $1,092    $10,728   $10,731   $10,257   $10,207  $ 9,680
Units Outstanding..................       139      162       139       103        664       686       695       718      694
Variable Accumulation Unit Value...   $  8.89   $11.89    $11.62    $10.55    $ 16.15   $ 15.65   $ 14.76   $ 14.19  $ 13.96
Total Return.......................    (25.2%)    2.3%     10.1%      5.5%       3.2%      6.0%      4.0%      1.7%     3.6%
Investment Income Ratio............        --     2.4%      2.1%      2.4%       4.3%      3.6%      1.2%      3.3%     3.8%

GROUP 3 POLICIES
Net Assets.........................   $    --   $   --    $   --    $   --    $ 1,300   $ 1,170   $   589   $   379  $   528
Units Outstanding..................        --       --        --        --         92        86        46        31       44
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $ 14.11   $ 13.60   $ 12.77   $ 12.21  $ 11.95
Total Return.......................        --       --        --        --       3.7%      6.5%      4.6%      2.2%     4.1%
Investment Income Ratio............        --       --        --        --       4.6%      4.4%      1.7%      3.1%     4.4%

GROUP 4 POLICIES
Net Assets.........................   $ 3,601   $4,525    $2,846    $1,040    $ 6,760   $ 5,345   $ 4,651   $ 3,851  $ 2,747
Units Outstanding..................       398      375       243        97        495       402       374       323      236
Variable Accumulation Unit Value...   $  9.05   $12.05    $11.72    $10.58    $ 13.76   $ 13.27   $ 12.45   $ 11.91  $ 11.66
Total Return.......................    (24.9%)    2.8%     10.7%      5.8%       3.7%      6.5%      4.5%      2.2%     4.1%
Investment Income Ratio............        --     2.6%      2.6%      2.4%       4.6%      3.7%      1.3%      3.6%     4.4%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                         MAINSTAY VP                                      MAINSTAY VP
             CAPITAL APPRECIATION--INITIAL CLASS                        CASH MANAGEMENT
      ------------------------------------------------  -----------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      -------------------------------------------------------------------------------------------------


       $94,367  $168,430  $164,993  $171,702  $174,254   $19,578   $15,062   $12,191   $13,394  $15,071
         6,370     6,895     7,540     8,138     8,889    12,062     9,719     8,188     9,325   10,726
       $ 14.83  $  24.43  $  21.89  $  21.11  $  19.60   $  1.58   $  1.55   $  1.49   $  1.44  $  1.41
        (39.3%)    11.6%      3.7%      7.7%      3.4%      1.5%      4.1%      3.9%      2.2%     0.1%
          0.6%      0.1%      0.4%        --      0.3%      2.1%      4.7%      4.5%      2.8%     0.8%


       $34,846  $ 60,491  $ 57,500  $ 57,246  $ 53,193   $18,204   $11,840   $10,665   $10,937  $11,507
         6,165     6,509     6,922     7,159     7,176    14,447     9,549     8,981     9,578   10,323
       $  5.65  $   9.29  $   8.31  $   8.00  $   7.41   $  1.26   $  1.24   $  1.19   $  1.14  $  1.11
        (39.2%)    11.8%      3.9%      7.9%      3.6%      1.7%      4.3%      4.1%      2.4%     0.3%
          0.6%      0.1%      0.4%        --      0.3%      2.1%      4.7%      4.5%      2.9%     0.8%


       $   399  $    462  $    226  $    287  $    249   $23,952   $13,676   $ 4,592   $ 3,214  $ 2,255
            54        39        21        28        26    19,944    11,638     4,097     2,999    2,166
       $  7.33  $  11.99  $  10.67  $  10.21  $   9.42   $  1.20   $  1.18   $  1.12   $  1.07  $  1.04
        (38.9%)    12.4%      4.4%      8.4%      4.2%      2.2%      4.8%      4.6%      3.0%     0.8%
          0.8%      0.4%      0.4%        --      0.3%      2.0%      4.5%      4.4%      2.9%     0.8%


       $ 5,164  $  8,000  $  6,488  $  5,305  $  3,823   $19,750   $ 9,963   $ 5,943   $ 6,478  $ 4,412
           628       594       542       463       362    16,778     8,603     5,397     6,170    4,317
       $  8.22  $  13.45  $  11.97  $  11.46  $  10.57   $  1.18   $  1.15   $  1.10   $  1.05  $  1.02
        (38.9%)    12.4%      4.4%      8.4%      4.2%      2.2%      4.8%      4.6%      3.0%     0.8%
          0.6%      0.1%      0.4%        --      0.3%      1.9%      4.6%      4.5%      3.0%     0.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                                                              MAINSTAY VP
                                                                                             CONSERVATIVE
                                                        MAINSTAY VP                          ALLOCATION--
                                                COMMON STOCK--INITIAL CLASS                  INITIAL CLASS
                                     ------------------------------------------------  ------------------------
                                       2008      2007      2006      2005      2004      2008     2007    2006
                                     --------------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $41,295   $70,276   $71,216   $65,300   $65,117   $ 1,643  $1,264  $  990
Units Outstanding..................     1,875     2,017     2,133     2,264     2,413       177     110      92
Variable Accumulation Unit Value...   $ 22.02   $ 34.85   $ 33.38   $ 28.86   $ 26.99   $  9.30  $11.48  $10.75
Total Return.......................    (36.8%)     4.4%     15.7%      6.9%     10.1%    (19.0%)   6.7%    7.5%
Investment Income Ratio............      1.5%      1.2%      0.6%      1.0%      1.4%      0.1%    2.8%    1.9%

GROUP 2 POLICIES(b)
Net Assets.........................   $22,028   $37,367   $37,206   $32,781   $30,884   $   817  $  416  $  243
Units Outstanding..................     2,635     2,829     2,949     3,010     3,038        87      36      23
Variable Accumulation Unit Value...   $  8.36   $ 13.21   $ 12.62   $ 10.89   $ 10.16   $  9.25  $11.40  $10.65
Total Return.......................    (36.7%)     4.6%     15.9%      7.1%     10.3%    (18.8%)   7.0%    6.5%
Investment Income Ratio............      1.5%      1.2%      0.6%      1.0%      1.5%      0.2%    3.2%    2.9%

GROUP 3 POLICIES
Net Assets.........................   $   706   $   880   $   712   $   437   $   342   $    --  $   --  $   --
Units Outstanding..................        82        65        55        40        33        --      --      --
Variable Accumulation Unit Value...   $  8.60   $ 13.51   $ 12.85   $ 11.03   $ 10.25   $    --  $   --  $   --
Total Return.......................    (36.4%)     5.1%     16.5%      7.7%     10.9%        --      --      --
Investment Income Ratio............      1.7%      1.3%      0.7%      1.1%      1.8%        --      --      --

GROUP 4 POLICIES
Net Assets.........................   $ 5,255   $ 7,761   $ 6,331   $ 4,474   $ 3,337   $ 1,523  $  961  $  245
Units Outstanding..................       534       502       431       355       285       161      80      23
Variable Accumulation Unit Value...   $  9.83   $ 15.46   $ 14.70   $ 12.62   $ 11.72   $  9.39  $11.51  $10.71
Total Return.......................    (36.4%)     5.1%     16.5%      7.7%     10.9%    (18.4%)   7.5%    7.1%
Investment Income Ratio............      1.6%      1.3%      0.6%      1.1%      1.8%      0.1%    4.1%    2.7%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



---------------------------------------------------------------------------








                                                                 MAINSTAY VP
                         MAINSTAY VP                           FLOATING RATE--
                 CONVERTIBLE--INITIAL CLASS                     INITIAL CLASS
      ------------------------------------------------  ----------------------------
        2008      2007      2006      2005      2004      2008      2007      2006
      ------------------------------------------------------------------------------


       $ 7,724   $12,342   $11,002   $10,737   $11,056   $ 1,458   $2,345    $26,514
           484       503       512       548       597       175      216      2,480
       $ 15.97   $ 24.52   $ 21.50   $ 19.60   $ 18.52   $  8.35   $10.89    $ 10.69
        (34.9%)    14.1%      9.6%      5.9%      5.4%    (23.3%)    1.8%       5.2%
          2.1%      2.3%      2.3%      1.5%      2.1%      5.3%     6.6%       6.3%


       $12,604   $21,168   $19,175   $17,963   $16,830   $ 1,238   $1,619    $ 1,472
         1,114     1,221     1,264     1,301     1,293       147      148        137
       $ 11.31   $ 17.34   $ 15.17   $ 13.81   $ 13.02   $  8.41   $10.95    $ 10.73
        (34.7%)    14.3%      9.9%      6.1%      5.6%    (23.2%)    2.0%       5.5%
          2.1%      2.3%      2.4%      1.6%      2.1%      5.3%     6.5%       6.4%


       $   433   $   481   $   331   $   287   $   259   $   877   $1,000    $   611
            40        29        23        22        21       107       94         59
       $ 10.88   $ 16.60   $ 14.45   $ 13.09   $ 12.27   $  8.19   $10.61    $ 10.34
        (34.4%)    14.9%     10.4%      6.6%      6.1%    (22.8%)    2.6%       3.4%
          2.6%      2.5%      2.6%      1.7%      2.2%      5.3%     6.5%       5.9%


       $ 6,483   $ 8,552   $ 6,526   $ 5,298   $ 3,837   $ 2,249   $2,827    $ 2,131
           590       510       448       400       310       262      255        197
       $ 10.98   $ 16.75   $ 14.58   $ 13.21   $ 12.39   $  8.57   $11.10    $ 10.82
        (34.4%)    14.9%     10.4%      6.6%      6.1%    (22.8%)    2.6%       6.0%
          2.4%      2.3%      2.6%      1.8%      2.5%      5.3%     6.5%       6.1%

      MAINSTAY
         VP
      FLOATING
       RATE--
       INITIAL                    MAINSTAY VP
        CLASS              GOVERNMENT--INITIAL CLASS
      --------  ----------------------------------------------
        2005      2008      2007      2006      2005     2004
      --------------------------------------------------------

       $24,081   $10,112   $8,394    $8,512   $10,877  $11,676
         2,370       472      428       460       607      662
       $ 10.16   $ 21.39   $19.62    $18.52   $ 17.92  $ 17.63
          1.6%      9.0%     5.9%      3.3%      1.7%     2.6%
          4.7%      3.2%     4.9%      0.8%      3.1%     4.1%

       $   594   $ 7,349   $6,014    $5,969   $ 6,082  $ 5,839
            57       443      396       417       439      431
       $ 10.18   $ 16.59   $15.19    $14.31   $ 13.82  $ 13.56
          1.8%      9.3%     6.2%      3.5%      1.9%     2.8%
          5.1%      3.1%     4.9%      1.0%      3.3%     4.2%

       $    --   $   557   $  414    $  377   $   185  $   165
            --        39       32        31        16       14
       $    --   $ 14.29   $13.01    $12.20   $ 11.72  $ 11.45
            --      9.8%     6.7%      4.1%      2.4%     3.3%
            --      4.2%     4.9%      1.7%      3.3%     4.6%

       $   340   $ 6,605   $4,028    $3,574   $ 2,952  $ 2,413
            33       475      312       299       257      215
       $ 10.21   $ 14.02   $12.77    $11.97   $ 11.50  $ 11.24
          2.1%      9.8%     6.7%      4.0%      2.4%     3.3%
          4.5%      3.4%     4.9%      1.1%      3.4%     4.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                              MAINSTAY VP
                                                GROWTH                                MAINSTAY VP
                                             ALLOCATION--                             HIGH YIELD
                                             INITIAL CLASS                   CORPORATE BOND--INITIAL CLASS
                                     ----------------------------  ------------------------------------------------
                                       2008      2007      2006      2008      2007      2006      2005      2004
                                     ------------------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $ 5,332   $6,400    $2,781    $35,074   $52,218   $55,006   $51,635   $53,870
Units Outstanding..................       702      521       249      1,647     1,848     1,980     2,057     2,203
Variable Accumulation Unit Value...   $  7.59   $12.25    $11.17    $ 21.29   $ 28.25   $ 27.81   $ 24.99   $ 24.45
Total Return.......................    (38.0%)    9.6%     11.7%     (24.6%)     1.6%     11.2%      2.2%     11.9%
Investment Income Ratio............      0.7%     1.5%      1.4%       9.1%      6.5%      2.0%      6.0%      7.6%

GROUP 2 POLICIES(b)
Net Assets.........................   $ 3,085   $3,803    $2,018    $18,920   $27,662   $27,950   $25,483   $24,317
Units Outstanding..................       411      315       183      1,377     1,521     1,564     1,589     1,554
Variable Accumulation Unit Value...   $  7.52   $12.10    $11.02    $ 13.73   $ 18.19   $ 17.87   $ 16.03   $ 15.65
Total Return.......................    (37.9%)    9.9%     10.2%     (24.5%)     1.8%     11.5%      2.4%     12.2%
Investment Income Ratio............      0.7%     1.3%      1.6%       9.2%      6.6%      2.0%      5.9%      7.6%

GROUP 3 POLICIES
Net Assets.........................   $    --   $   --    $   --    $ 2,880   $ 1,901   $ 1,125   $   558   $   544
Units Outstanding..................        --       --        --        204       102        62        34        34
Variable Accumulation Unit Value...   $    --   $   --    $   --    $ 14.13   $ 18.62   $ 18.20   $ 16.25   $ 15.78
Total Return.......................        --       --        --     (24.1%)     2.3%     12.0%      2.9%     12.7%
Investment Income Ratio............        --       --        --      12.8%      7.5%      2.9%      6.0%      6.5%

GROUP 4 POLICIES
Net Assets.........................   $ 7,277   $6,916    $2,507    $19,252   $24,110   $19,819   $14,260   $ 8,986
Units Outstanding..................       968      565       226      1,427     1,354     1,141       920       597
Variable Accumulation Unit Value...   $  7.63   $12.22    $11.07    $ 13.48   $ 17.77   $ 17.37   $ 15.50   $ 15.06
Total Return.......................    (37.6%)   10.4%     10.7%     (24.1%)     2.3%     12.0%      2.9%     12.7%
Investment Income Ratio............      0.8%     1.6%      1.7%      10.1%      7.0%      2.2%      7.0%      9.5%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                         MAINSTAY VP                                       MAINSTAY VP
              ICAP SELECT EQUITY--INITIAL CLASS                  INCOME & GROWTH--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $32,766   $ 7,024   $2,833    $2,171    $1,805      $--       $--     $2,963    $1,909    $1,780
         3,799       504      216       195       171       --        --        252       188       183
       $  8.62   $ 13.92   $13.12    $11.07    $10.57      $--       $--     $11.77    $10.14    $ 9.75
        (38.0%)     6.1%    18.5%      4.7%     10.6%       --        --      16.0%      4.0%     11.9%
          0.8%      0.6%     0.3%      1.0%      1.1%       --        --       0.8%      1.2%      1.9%


       $20,598   $12,629   $6,304    $5,881    $5,346      $--       $--     $5,062    $4,480    $4,141
         2,221       845      449       497       474       --        --        411       423       407
       $  9.28   $ 14.94   $14.05    $11.83    $11.28      $--       $--     $12.31    $10.59    $10.16
        (37.9%)     6.3%    18.7%      4.9%     10.8%       --        --      16.3%      4.2%     12.1%
          0.6%      0.6%     0.3%      1.0%      1.1%       --        --       0.6%      1.2%      1.9%


       $ 1,038   $   425   $  165    $  132    $  118      $--       $--     $  108    $   92    $   91
           105        27       11        11        10       --        --          7         7         8
       $  9.87   $ 15.81   $14.80    $12.40    $11.76      $--       $--     $14.50    $12.41    $11.86
        (37.6%)     6.9%    19.3%      5.4%     11.4%       --        --      16.8%      4.7%     12.7%
          0.7%      0.6%     0.3%      0.9%      1.0%       --        --       0.6%      1.1%      0.7%


       $13,396   $ 7,866   $2,594    $1,796    $1,234      $--       $--     $2,272    $1,557    $  899
         1,342       493      174       144       104       --        --        148       118        72
       $  9.94   $ 15.92   $14.90    $12.49    $11.85      $--       $--     $15.36    $13.14    $12.55
        (37.6%)     6.9%    19.3%      5.4%     11.4%       --        --      16.9%      4.7%     12.7%
          0.6%      0.7%     0.3%      1.0%      1.4%       --        --       0.7%      1.4%      2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                        MAINSTAY VP
                                            INTERNATIONAL EQUITY--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $19,246   $29,329   $27,357   $19,433   $13,646
Units Outstanding..................       951     1,071     1,039       962       725
Variable Accumulation Unit Value...   $ 20.24   $ 27.42   $ 26.32   $ 20.18   $ 18.82
Total Return.......................    (26.2%)     4.2%     30.4%      7.2%     16.5%
Investment Income Ratio............      1.4%      0.7%      0.3%      1.9%      1.1%

GROUP 2 POLICIES(b)
Net Assets.........................   $12,336   $18,672   $16,481   $10,159   $ 6,258
Units Outstanding..................       983     1,099     1,011       830       540
Variable Accumulation Unit Value...   $ 12.56   $ 16.98   $ 16.26   $ 12.44   $ 11.58
Total Return.......................    (26.0%)     4.4%     30.7%      7.5%     16.8%
Investment Income Ratio............      1.4%      0.7%      0.3%      2.0%      1.2%

GROUP 3 POLICIES
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

GROUP 4 POLICIES
Net Assets.........................   $15,898   $19,316   $13,667   $ 5,891   $ 2,665
Units Outstanding..................     1,024       924       686       388       190
Variable Accumulation Unit Value...   $ 15.53   $ 20.89   $ 19.91   $ 15.16   $ 14.04
Total Return.......................    (25.7%)     4.9%     31.3%      8.0%     17.3%
Investment Income Ratio............      1.5%      0.7%      0.4%      2.2%      1.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                         MAINSTAY VP                                      MAINSTAY VP
               LARGE CAP GROWTH--INITIAL CLASS                    MID CAP CORE--INITIAL CLASS
      ------------------------------------------------  -----------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      -------------------------------------------------------------------------------------------------


       $ 4,074   $ 5,670   $ 3,636   $ 3,170   $ 3,483   $ 6,950   $13,177   $12,614   $9,347   $11,787
           747       632       489       454       517       668       725       725      612       890
       $  5.45   $  8.97   $  7.44   $  6.99   $  6.74   $ 10.41   $ 18.14   $ 17.40   $15.24   $ 13.25
        (39.2%)    20.5%      6.5%      3.6%     (3.0%)   (42.6%)     4.3%     14.1%    15.1%     21.4%
          0.1%        --      0.1%        --      0.2%      0.3%      0.4%        --     0.5%      0.6%


       $ 9,538   $15,653   $12,902   $12,396   $12,186   $ 5,627   $10,340   $ 9,451   $7,371   $ 3,914
         1,280     1,279     1,273     1,305     1,332       529       559       534      476       292
       $  7.45   $ 12.24   $ 10.13   $  9.50   $  9.15   $ 10.63   $ 18.50   $ 17.70   $15.48   $ 13.43
        (39.1%)    20.7%      6.7%      3.8%     (2.8%)   (42.5%)     4.5%     14.4%    15.3%     21.6%
          0.1%        --      0.1%        --      0.2%      0.3%      0.4%        --     0.7%      0.7%


       $   611   $   487   $   242   $   255   $   214   $    --   $    --   $    --   $   --   $    --
            81        39        24        27        24        --        --        --       --        --
       $  7.55   $ 12.33   $ 10.16   $  9.48   $  9.08   $    --   $    --   $    --   $   --   $    --
        (38.8%)    21.3%      7.2%      4.3%     (2.3%)       --        --        --       --        --
          0.1%        --      0.1%        --      0.3%        --        --        --       --        --


       $ 4,400   $ 5,106   $ 2,756   $ 1,710   $ 1,257   $ 8,926   $13,563   $ 9,877   $5,976   $ 2,594
           514       363       239       158       122       777       680       521      363       183
       $  8.55   $ 13.97   $ 11.51   $ 10.74   $ 10.29   $ 11.49   $ 19.88   $ 18.93   $16.47   $ 14.21
        (38.8%)    21.3%      7.2%      4.3%     (2.3%)   (42.2%)     5.0%     15.0%    15.9%     22.2%
          0.1%        --      0.2%        --      0.3%      0.4%      0.4%        --     0.7%      0.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                        MAINSTAY VP
                                               MID CAP GROWTH--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $ 6,889   $13,698   $12,628   $11,166   $11,789
Units Outstanding..................       763       834       886       846     1,041
Variable Accumulation Unit Value...   $  9.03   $ 16.43   $ 14.29   $ 13.17   $ 11.33
Total Return.......................    (45.0%)    15.0%      8.5%     16.3%     21.8%
Investment Income Ratio............        --        --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $ 7,543   $14,418   $12,688   $10,811   $ 6,775
Units Outstanding..................       795       837       849       785       574
Variable Accumulation Unit Value...   $  9.49   $ 17.23   $ 14.96   $ 13.76   $ 11.81
Total Return.......................    (44.9%)    15.2%      8.7%     16.5%     22.0%
Investment Income Ratio............        --        --        --        --        --

GROUP 3 POLICIES
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

GROUP 4 POLICIES
Net Assets.........................   $11,441   $19,538   $14,375   $ 9,842   $ 4,691
Units Outstanding..................     1,048       990       844       631       353
Variable Accumulation Unit Value...   $ 10.91   $ 19.71   $ 17.03   $ 15.58   $ 13.31
Total Return.......................    (44.7%)    15.8%      9.2%     17.1%     22.6%
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                                             MAINSTAY VP
                                                                 MAINSTAY VP               MODERATE GROWTH
                         MAINSTAY VP                        MODERATE ALLOCATION--           ALLOCATION--
                MID CAP VALUE--INITIAL CLASS                    INITIAL CLASS               INITIAL CLASS
      ------------------------------------------------  ----------------------------  ------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2008     2007    2006
      --------------------------------------------------------------------------------------------------------


       $ 7,931   $13,762   $14,697   $13,143   $14,820   $ 4,810   $4,594    $1,874    $ 7,857  $8,640  $4,635
           810       943       988     1,001     1,185       548      389       172        970     713     417
       $  9.79   $ 14.60   $ 14.87   $ 13.13   $ 12.51   $  8.76   $11.80    $10.92    $  8.10  $12.08  $11.12
        (32.9%)    (1.8%)    13.3%      5.0%     16.7%    (25.7%)    8.0%      9.2%     (33.0%)   8.6%   11.2%
          1.6%      1.0%      0.1%      0.8%      1.0%      0.4%     3.0%      1.9%       0.7%    2.2%    2.3%


       $ 7,941   $12,857   $13,592   $12,092   $ 9,228   $ 2,986   $3,126    $1,939    $ 4,779  $5,768  $2,881
           799       871       906       912       733       343      267       179        596     481     261
       $  9.93   $ 14.78   $ 15.03   $ 13.24   $ 12.59   $  8.71   $11.71    $10.82    $  8.00  $11.92  $10.95
        (32.8%)    (1.6%)    13.5%      5.2%     17.0%    (25.6%)    8.2%      8.2%     (32.8%)   8.9%    9.5%
          1.7%      1.0%      0.1%      0.9%      1.0%      0.4%     2.9%      2.1%       0.6%    2.3%    2.1%


       $    --   $    --   $    --   $    --   $    --   $    --   $   --    $   --    $    --  $   --  $   --
            --        --        --        --        --        --       --        --         --      --      --
       $    --   $    --   $    --   $    --   $    --   $    --   $   --    $   --    $    --  $   --  $   --
            --        --        --        --        --        --       --        --         --      --      --
            --        --        --        --        --        --       --        --         --      --      --


       $ 9,597   $13,587   $12,305   $ 8,702   $ 4,862   $ 4,882   $4,008    $1,551    $ 8,882  $7,316  $2,942
           937       893       801       646       381       546      336       142      1,084     603     266
       $ 10.26   $ 15.19   $ 15.36   $ 13.47   $ 12.75   $  8.90   $11.90    $10.95    $  8.17  $12.10  $11.06
        (32.5%)    (1.1%)    14.0%      5.7%     17.5%    (25.2%)    8.7%      9.5%     (32.5%)   9.4%   10.6%
          1.7%      1.0%      0.1%      0.9%      1.2%      0.4%     3.1%      3.4%       0.7%    2.4%    2.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                        MAINSTAY VP
                                               S&P 500 INDEX--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $90,435  $154,823  $157,043  $145,879  $146,432
Units Outstanding..................     3,882     4,156     4,402     4,688     4,895
Variable Accumulation Unit Value...   $ 23.32  $  37.28  $  35.68  $  31.13  $  29.91
Total Return.......................    (37.5%)     4.5%     14.6%      4.1%      9.7%
Investment Income Ratio............      2.3%      1.6%      0.5%      1.2%      1.6%

GROUP 2 POLICIES(b)
Net Assets.........................   $49,993  $ 85,692  $ 83,998  $ 74,782  $ 69,081
Units Outstanding..................     6,478     6,960     7,145     7,305     7,035
Variable Accumulation Unit Value...   $  7.72  $  12.31  $  11.76  $  10.24  $   9.82
Total Return.......................    (37.3%)     4.7%     14.9%      4.3%      9.9%
Investment Income Ratio............      2.3%      1.6%      0.5%      1.2%      1.7%

GROUP 3 POLICIES
Net Assets.........................   $11,939  $  4,322  $  3,318  $    623  $    817
Units Outstanding..................     1,341       306       247        53        74
Variable Accumulation Unit Value...   $  8.90  $  14.14  $  13.43  $  11.64  $  11.11
Total Return.......................    (37.0%)     5.2%     15.4%      4.8%     10.5%
Investment Income Ratio............      2.4%      1.8%      1.0%      1.1%      1.6%

GROUP 4 POLICIES
Net Assets.........................   $27,617  $ 41,534  $ 35,383  $ 27,317  $ 18,720
Units Outstanding..................     2,847     2,693     2,416     2,155     1,547
Variable Accumulation Unit Value...   $  9.70  $  15.40  $  14.64  $  12.68  $  12.10
Total Return.......................    (37.0%)     5.2%     15.5%      4.8%     10.5%
Investment Income Ratio............      2.4%      1.7%      0.6%      1.4%      2.2%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                         MAINSTAY VP                                      MAINSTAY VP
               SMALL CAP GROWTH--INITIAL CLASS                    TOTAL RETURN--INITIAL CLASS
      ------------------------------------------------  -----------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      -------------------------------------------------------------------------------------------------



       $ 2,707   $5,034    $6,147    $5,817    $10,272   $29,892   $44,164   $44,324   $43,324  $44,038
           407      452       534       529        967     1,621     1,738     1,863     1,981    2,129
       $  6.65   $11.15    $11.60    $10.98    $ 10.63   $ 18.43   $ 25.40   $ 23.79   $ 21.88  $ 20.69
        (40.3%)   (3.9%)     5.6%      3.3%       8.6%    (27.4%)     6.8%      8.7%      5.8%     5.6%
            --       --        --        --         --      3.3%      2.2%      0.6%      1.5%     1.7%


       $ 3,805   $6,580    $7,215    $7,581    $ 6,396   $10,803   $15,890   $15,673   $14,630  $13,594
           552      570       602       668        585     1,188     1,272     1,341     1,365    1,343
       $  6.90   $11.54    $11.98    $11.32    $ 10.93   $  9.09   $ 12.50   $ 11.69   $ 10.73  $ 10.12
        (40.2%)   (3.7%)     5.8%      3.5%       8.9%    (27.3%)     7.0%      8.9%      6.0%     5.8%
            --       --        --        --         --      3.3%      2.2%      0.6%      1.6%     1.8%


       $    --   $   --    $   --    $   --    $    --   $   208   $   240   $   172   $   108  $   101
            --       --        --        --         --        21        18        14         9        9
       $    --   $   --    $   --    $   --    $    --   $  9.97   $ 13.64   $ 12.69   $ 11.59  $ 10.88
            --       --        --        --         --    (26.9%)     7.5%      9.5%      6.5%     6.4%
            --       --        --        --         --      3.3%      2.2%      0.8%      1.6%     1.7%


       $ 5,636   $8,554    $8,191    $6,400    $ 3,819   $ 3,176   $ 4,065   $ 3,461   $ 2,669  $ 1,898
           692      630       584       486        301       301       281       257       218      165
       $  8.15   $13.57    $14.02    $13.18    $ 12.67   $ 10.56   $ 14.46   $ 13.45   $ 12.28  $ 11.53
        (39.9%)   (3.2%)     6.3%      4.1%       9.4%    (26.9%)     7.5%      9.5%      6.5%     6.4%
            --       --        --        --         --      3.5%      2.3%      0.7%      1.8%     2.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                                                           AIM V.I.
                                                                                        INTERNATIONAL
                                                        MAINSTAY VP                     GROWTH FUND--
                                                   VALUE--INITIAL CLASS                SERIES I SHARES
                                     ------------------------------------------------  ---------------
                                       2008      2007      2006      2005      2004          2008
                                     -----------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................     $--     $49,351   $51,068   $45,082   $44,899       $   379
Units Outstanding..................      --       1,786     1,876     1,955     2,054            62
Variable Accumulation Unit Value...     $--     $ 27.62   $ 27.22   $ 23.06   $ 21.86       $  6.10
Total Return.......................      --        1.5%     18.0%      5.5%     10.5%        (39.0%)
Investment Income Ratio............      --        1.6%      0.4%      1.2%      1.2%          2.0%

GROUP 2 POLICIES(b)
Net Assets.........................     $--     $21,948   $22,221   $19,019   $17,691       $   415
Units Outstanding..................      --       1,320     1,360     1,376     1,353            66
Variable Accumulation Unit Value...     $--     $ 16.62   $ 16.35   $ 13.82   $ 13.08       $  6.24
Total Return.......................      --        1.7%     18.3%      5.7%     10.7%        (37.6%)
Investment Income Ratio............      --        1.6%      0.4%      1.2%      1.2%          1.9%

GROUP 3 POLICIES
Net Assets.........................     $--     $   697   $   588   $ 1,123   $ 1,036       $    --
Units Outstanding..................      --          48        41        94        92            --
Variable Accumulation Unit Value...     $--     $ 14.52   $ 14.21   $ 11.95   $ 11.25       $    --
Total Return.......................      --        2.2%     18.9%      6.2%     11.3%            --
Investment Income Ratio............      --        1.7%      0.3%      1.3%      1.6%            --

GROUP 4 POLICIES
Net Assets.........................     $--     $ 9,409   $ 7,915   $ 5,490   $ 3,975       $   524
Units Outstanding..................      --         635       546       450       346            83
Variable Accumulation Unit Value...     $--     $ 14.81   $ 14.50   $ 12.19   $ 11.48       $  6.31
Total Return.......................      --        2.2%     18.9%      6.2%     11.3%        (36.9%)
Investment Income Ratio............      --        1.7%      0.4%      1.4%      1.4%          1.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                       ALGER AMERICAN                                    ALGER AMERICAN
            CAPITAL APPRECIATION--CLASS O SHARES                 SMALLCAP GROWTH--CLASS O SHARES
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $11,378   $23,986   $22,637   $19,086   $16,480
            --       --        --        --        --      1,264     1,407     1,545     1,552     1,556
       $    --   $   --    $   --    $   --    $   --    $  9.04   $ 17.05   $ 14.65   $ 12.29   $ 10.59
            --       --        --        --        --     (47.0%)    16.4%     19.2%     16.1%     15.8%
            --       --        --        --        --         --        --        --        --        --


       $    --   $   --    $   --    $   --    $   --    $10,064   $20,855   $18,785   $15,527   $12,816
            --       --        --        --        --      1,461     1,608     1,690     1,668     1,601
       $    --   $   --    $   --    $   --    $   --    $  6.89   $ 12.97   $ 11.11   $  9.31   $  8.00
            --       --        --        --        --     (46.9%)    16.7%     19.4%     16.3%     16.0%
            --       --        --        --        --         --        --        --        --        --


       $   697   $  489    $  178    $   76    $   64    $   490   $   907   $ 1,408   $ 1,522   $ 1,311
            54       21        10         5         5         44        44        80       103       104
       $ 12.90   $23.51    $17.61    $14.76    $12.90    $ 11.08   $ 20.75   $ 17.70   $ 14.75   $ 12.62
        (45.1%)   33.5%     19.3%     14.4%      8.2%     (46.6%)    17.2%     20.0%     16.9%     16.6%
            --       --        --        --        --         --        --        --        --        --


       $    --   $   --    $   --    $   --    $   --    $ 4,255   $ 7,920   $ 5,601   $ 3,021   $ 1,704
            --       --        --        --        --        354       351       291       188       124
       $    --   $   --    $   --    $   --    $   --    $ 12.05   $ 22.57   $ 19.25   $ 16.04   $ 13.72
            --       --        --        --        --     (46.6%)    17.2%     20.0%     16.9%     16.6%
            --       --        --        --        --         --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                     ALLIANCEBERNSTEIN
                                         VPS SMALL/
                                       MID CAP VALUE                    AMERICAN CENTURY
                                        PORTFOLIO--                       VP INFLATION
                                       CLASS A SHARES                 PROTECTION--CLASS II
                                     -----------------  ------------------------------------------------
                                            2008          2008      2007      2006      2005      2004
                                     -------------------------------------------------------------------


GROUP 1 POLICIES(a)
Net Assets.........................       $   268        $   --    $   --    $   --    $   --    $   --
Units Outstanding..................            44            --        --        --        --        --
Variable Accumulation Unit Value...       $  6.16        $   --    $   --    $   --    $   --    $   --
Total Return.......................        (38.4%)           --        --        --        --        --
Investment Income Ratio............            --            --        --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................       $   248        $   --    $   --    $   --    $   --    $   --
Units Outstanding..................            40            --        --        --        --        --
Variable Accumulation Unit Value...       $  6.13        $   --    $   --    $   --    $   --    $   --
Total Return.......................        (38.7%)           --        --        --        --        --
Investment Income Ratio............            --            --        --        --        --        --

GROUP 3 POLICIES
Net Assets.........................       $    --        $  136    $   75    $   32    $    6    $    1
Units Outstanding..................            --            12         6         3        --        --
Variable Accumulation Unit Value...       $    --        $11.56    $11.75    $10.73    $10.55    $10.39
Total Return.......................            --         (1.6%)     9.5%      1.6%      1.6%      3.9%
Investment Income Ratio............            --          4.5%      4.4%      3.1%      5.4%      4.6%

GROUP 4 POLICIES
Net Assets.........................       $   477        $   --    $   --    $   --    $   --    $   --
Units Outstanding..................            74            --        --        --        --        --
Variable Accumulation Unit Value...       $  6.36        $   --    $   --    $   --    $   --    $   --
Total Return.......................        (36.4%)           --        --        --        --        --
Investment Income Ratio............            --            --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------










                     AMERICAN CENTURY VP                               AMERICAN CENTURY VP
                   INTERNATIONAL--CLASS II                               VALUE--CLASS II
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --


       $ 1,100   $2,730    $1,691    $  119    $   53    $   943   $  843    $1,448    $  290    $  973
            87      119        87         8         4         76       49        81        19        67
       $ 12.60   $22.87    $19.39    $15.55    $13.74    $ 12.47   $17.03    $17.98    $15.18    $14.48
        (44.9%)   17.9%     24.7%     13.1%     14.8%     (26.8%)   (5.3%)    18.5%      4.9%     14.2%
          0.5%     0.5%      0.3%      0.7%      3.0%       2.1%     1.8%      0.5%      1.6%      0.4%


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------










                                                                                                   DREYFUS IP
                                                     CVS CALVERT                              TECHNOLOGY GROWTH--
                                              SOCIAL BALANCED PORTFOLIO                          INITIAL SHARES
                                     -------------------------------------------  -------------------------------------------
                                       2008     2007     2006     2005     2004     2008     2007     2006     2005     2004
                                     ----------------------------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................  $ 1,170   $1,713   $1,773   $1,642   $1,518  $ 1,776   $3,475   $2,964   $2,819   $3,086
Units Outstanding..................       98       98      104      104      101      284      325      313      311      351
Variable Accumulation Unit Value...  $ 11.90   $17.45   $17.10   $15.84   $15.09  $  6.24   $10.69   $ 9.38   $ 9.06   $ 8.79
Total Return.......................   (31.8%)    2.0%     8.0%     4.9%     7.5%   (41.6%)   13.9%     3.6%     3.1%    (0.2%)
Investment Income Ratio............     2.6%     2.4%     2.4%     1.9%     1.7%       --       --       --       --       --

GROUP 2 POLICIES(b)
Net Assets.........................  $ 1,463   $2,183   $2,203   $2,069   $1,962  $ 1,954   $3,329   $2,963   $2,785   $2,429
Units Outstanding..................      172      175      181      184      183      299      299      303      296      266
Variable Accumulation Unit Value...  $  8.50   $12.44   $12.17   $11.25   $10.70  $  6.54   $11.17   $ 9.78   $ 9.43   $ 9.13
Total Return.......................   (31.7%)    2.2%     8.2%     5.1%     7.7%   (41.5%)   14.2%     3.8%     3.3%     0.0%
Investment Income Ratio............     2.6%     2.4%     2.3%     1.8%     1.8%       --       --       --       --       --

GROUP 3 POLICIES
Net Assets.........................  $    --   $   --   $   --   $   --   $   --  $   251   $  242   $  154   $   63   $   75
Units Outstanding..................       --       --       --       --       --       30       17       12        5        6
Variable Accumulation Unit Value...  $    --   $   --   $   --   $   --   $   --  $  8.45   $14.36   $12.52   $12.00   $11.56
Total Return.......................       --       --       --       --       --   (41.2%)   14.7%     4.3%     3.8%     0.5%
Investment Income Ratio............       --       --       --       --       --       --       --       --       --       --

GROUP 4 POLICIES
Net Assets.........................  $   716   $  937   $  979   $  755   $  451  $ 2,861   $4,303   $3,251   $2,514   $1,641
Units Outstanding..................       73       65       71       59       37      336      297      259      208      141
Variable Accumulation Unit Value...  $  9.76   $14.21   $13.83   $12.71   $12.03  $  8.50   $14.46   $12.60   $12.08   $11.64
Total Return.......................   (31.3%)    2.8%     8.8%     5.7%     8.3%   (41.2%)   14.7%     4.3%     3.8%     0.5%
Investment Income Ratio............     2.7%     2.3%     2.6%     2.2%     2.4%       --       --       --       --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                            DWS DREMAN
                        DREYFUS VIF                    SMALL MID CAP VALUE
                    DEVELOPING LEADERS--                    VIP--CLASS                        FIDELITY(R) VIP
                       INITIAL SHARES                        A SHARES                  CONTRAFUND(R)--INITIAL CLASS
      -----------------------------------------------  -------------------  --------------------------------------------------
        2008     2007      2006      2005      2004            2008           2008      2007      2006      2005      2004
      ------------------------------------------------------------------------------------------------------------------------


      $    --   $    --   $   --    $   --    $   --          $    73        $58,105  $106,766   $94,769   $87,169   $71,268
           --        --       --        --        --               11          3,121     3,268     3,389     3,455     3,282
      $    --   $    --   $   --    $   --    $   --          $  6.88        $ 18.65  $  32.66   $ 27.97   $ 25.21   $ 21.71
           --        --       --        --        --           (31.2%)        (42.9%)    16.8%     10.9%     16.1%     14.7%
           --        --       --        --        --               --           1.0%      1.0%      1.3%      0.3%      0.3%


      $    --   $    --   $   --    $   --    $   --          $    96        $37,491  $ 68,721   $59,914   $53,530   $40,911
           --        --       --        --        --               14          3,403     3,567     3,641     3,613     3,214
      $    --   $    --   $   --    $   --    $   --          $  6.98        $ 11.02  $  19.26   $ 16.46   $ 14.81   $ 12.73
           --        --       --        --        --           (30.2%)        (42.8%)    17.0%     11.2%     16.4%     14.9%
           --        --       --        --        --               --           1.0%      1.0%      1.3%      0.3%      0.3%


      $   966   $ 1,161   $  875    $  326    $  279          $    --        $ 5,558  $  6,943   $ 5,013   $ 3,083   $ 1,376
          112        84       56        22        20               --            475       341       289       199       104
      $  8.65   $ 13.86   $15.59    $15.02    $14.20          $    --        $ 11.71  $  20.36   $ 17.32   $ 15.50   $ 13.26
       (37.6%)   (11.1%)    3.8%      5.8%     11.3%               --         (42.5%)    17.6%     11.7%     16.9%     15.5%
         0.9%      0.6%     0.3%        --      0.2%               --           1.1%      1.0%      1.6%      0.2%      0.3%


      $    --   $    --   $   --    $   --    $   --          $   158        $23,771  $ 35,272   $23,566   $14,699   $ 6,747
           --        --       --        --        --               23          2,030     1,731     1,361       946       509
      $    --   $    --   $   --    $   --    $   --          $  6.91        $ 11.70  $  20.35   $ 17.30   $ 15.49   $ 13.25
           --        --       --        --        --           (30.9%)        (42.5%)    17.6%     11.7%     16.9%     15.5%
           --        --       --        --        --               --           1.1%      1.0%      1.3%      0.2%      0.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                      FIDELITY(R) VIP
                                               EQUITY-INCOME--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $18,622   $34,182   $35,270   $28,755   $27,122
Units Outstanding..................     1,400     1,459     1,514     1,472     1,461
Variable Accumulation Unit Value...   $ 13.38   $ 23.49   $ 23.30   $ 19.52   $ 18.57
Total Return.......................    (43.1%)     0.8%     19.4%      5.1%     10.8%
Investment Income Ratio............      2.5%      1.8%      3.3%      1.6%      1.4%

GROUP 2 POLICIES(b)
Net Assets.........................   $11,580   $21,778   $22,182   $17,890   $16,306
Units Outstanding..................     1,242     1,334     1,372     1,323     1,270
Variable Accumulation Unit Value...   $  9.32   $ 16.33   $ 16.17   $ 13.52   $ 12.84
Total Return.......................    (42.9%)     1.0%     19.6%      5.3%     11.0%
Investment Income Ratio............      2.5%      1.8%      3.4%      1.6%      1.4%

GROUP 3 POLICIES
Net Assets.........................   $ 2,062   $ 3,044   $ 1,648   $   564   $   401
Units Outstanding..................       223       189       104        43        32
Variable Accumulation Unit Value...   $  9.23   $ 16.10   $ 15.86   $ 13.19   $ 12.46
Total Return.......................    (42.7%)     1.5%     20.2%      5.9%     11.5%
Investment Income Ratio............      2.7%      2.2%      4.0%      1.4%      2.8%

GROUP 4 POLICIES
Net Assets.........................   $ 9,793   $15,397   $12,294   $ 7,732   $ 4,697
Units Outstanding..................     1,070       963       781       589       380
Variable Accumulation Unit Value...   $  9.16   $ 15.97   $ 15.73   $ 13.09   $ 12.36
Total Return.......................    (42.7%)     1.5%     20.2%      5.9%     11.5%
Investment Income Ratio............      2.7%      2.0%      3.3%      1.3%      0.9%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                       FIDELITY(R) VIP                                   FIDELITY(R) VIP
                    GROWTH--INITIAL CLASS                           INDEX 500--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $   --    $   --     $  --     $  --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --     $  --     $  --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --


       $    --   $   --    $   --     $  --     $  --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --     $  --     $  --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --


       $ 2,379   $2,257    $1,128     $ 344     $ 316    $ 3,787   $2,818    $1,810    $1,486    $  906
           335      168       107        35        34        436      204       138       132        84
       $  7.10   $13.44    $10.58     $9.90     $9.36    $  8.68   $13.78    $13.07    $11.30    $10.78
        (47.2%)   27.0%      6.9%      5.8%      3.4%     (37.0%)    5.4%     15.7%      4.8%     10.6%
          1.1%     0.6%      0.3%      0.5%      0.2%       3.3%     3.8%      1.5%      1.3%      1.7%


       $    --   $   --    $   --     $  --     $  --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --     $  --     $  --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                      FIDELITY(R) VIP
                                                     INVESTMENT GRADE
                                                    BOND--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

GROUP 3 POLICIES
Net Assets.........................   $  860    $  795    $  414    $  202    $   28
Units Outstanding..................       71        64        35        18         3
Variable Accumulation Unit Value...   $12.03    $12.44    $11.92    $11.42    $11.18
Total Return.......................    (3.2%)     4.3%      4.3%      2.2%      4.5%
Investment Income Ratio............     3.6%      3.3%      3.3%      0.7%     10.1%

GROUP 4 POLICIES
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------










                       FIDELITY(R) VIP                                  FIDELITY(R) VIP
                   MID CAP--INITIAL CLASS                           OVERSEAS--INITIAL CLASS
      ------------------------------------------------  ----------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005     2004
      ------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --   $   --
            --       --        --        --        --         --       --        --        --       --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --   $   --
            --       --        --        --        --         --       --        --        --       --
            --       --        --        --        --         --       --        --        --       --


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --   $   --
            --       --        --        --        --         --       --        --        --       --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --   $   --
            --       --        --        --        --         --       --        --        --       --
            --       --        --        --        --         --       --        --        --       --


       $ 2,460   $3,434    $3,238    $2,972    $1,800    $ 3,329   $4,219    $2,195    $1,360   $  525
           164      138       151       156       112        280      199       122        89       41
       $ 15.03   $24.82    $21.47    $19.05    $16.10    $ 11.89   $21.16    $18.04    $15.28   $12.83
        (39.4%)   15.6%     12.7%     18.3%     24.9%     (43.8%)   17.3%     18.1%     19.0%    13.6%
          0.5%     0.9%      0.4%        --        --       3.2%     3.3%      0.8%      0.4%     0.9%


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --   $   --
            --       --        --        --        --         --       --        --        --       --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --   $   --
            --       --        --        --        --         --       --        --        --       --
            --       --        --        --        --         --       --        --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                    JANUS ASPEN SERIES
                                              BALANCED--INSTITUTIONAL SHARES
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $36,589   $46,207   $45,896   $43,947   $43,708
Units Outstanding..................     1,573     1,665     1,813     1,906     2,031
Variable Accumulation Unit Value...   $ 23.26   $ 27.84   $ 25.36   $ 23.07   $ 21.52
Total Return.......................    (16.4%)     9.8%      9.9%      7.2%      7.8%
Investment Income Ratio............      2.7%      2.5%      2.2%      2.3%      2.3%

GROUP 2 POLICIES(b)
Net Assets.........................   $50,629   $65,146   $61,661   $58,315   $54,629
Units Outstanding..................     3,816     4,111     4,281     4,460     4,488
Variable Accumulation Unit Value...   $ 13.27   $ 15.84   $ 14.40   $ 13.08   $ 12.17
Total Return.......................    (16.3%)    10.0%     10.2%      7.4%      8.0%
Investment Income Ratio............      2.7%      2.6%      2.2%      2.3%      2.3%

GROUP 3 POLICIES
Net Assets.........................   $ 1,232   $   656   $   497   $   394   $   335
Units Outstanding..................        95        43        36        31        29
Variable Accumulation Unit Value...   $ 12.93   $ 15.37   $ 13.90   $ 12.56   $ 11.63
Total Return.......................    (15.8%)    10.5%     10.7%      7.9%      8.5%
Investment Income Ratio............      2.7%      2.7%      2.2%      2.3%      2.3%

GROUP 4 POLICIES
Net Assets.........................   $13,684   $15,095   $12,257   $ 9,348   $ 6,487
Units Outstanding..................     1,052       974       875       738       553
Variable Accumulation Unit Value...   $ 13.03   $ 15.48   $ 14.01   $ 12.65   $ 11.72
Total Return.......................    (15.8%)    10.5%     10.7%      7.9%      8.5%
Investment Income Ratio............      2.7%      2.6%      2.2%      2.4%      2.7%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                     JANUS ASPEN SERIES                                JANUS ASPEN SERIES
            MID CAP GROWTH--INSTITUTIONAL SHARES             WORLDWIDE GROWTH--INSTITUTIONAL SHARES
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $29,630   $57,829   $55,577   $50,767   $52,683
            --       --        --        --        --      2,525     2,699     2,826     3,028     3,304
       $    --   $   --    $   --    $   --    $   --    $ 11.77   $ 21.42   $ 19.68   $ 16.76   $ 15.95
            --       --        --        --        --     (45.0%)     8.9%     17.4%      5.1%      4.0%
            --       --        --        --        --       1.2%      0.8%      1.8%      1.4%      1.0%


       $    --   $   --    $   --    $   --    $   --    $29,150   $56,285   $53,656   $47,111   $45,284
            --       --        --        --        --      4,497     4,782     4,973     5,136     5,200
       $    --   $   --    $   --    $   --    $   --    $  6.48   $ 11.77   $ 10.79   $  9.17   $  8.71
            --       --        --        --        --     (44.9%)     9.1%     17.6%      5.3%      4.3%
            --       --        --        --        --       1.2%      0.8%      1.8%      1.4%      1.0%


       $ 1,026   $  462    $  275    $  132    $  114    $ 1,055   $ 1,019   $   714   $   258   $   241
            93       24        17         9         9        140        75        58        25        24
       $ 11.01   $19.57    $16.04    $14.12    $12.57    $  7.53   $ 13.60   $ 12.41   $ 10.50   $  9.91
        (43.7%)   22.0%     13.6%     12.3%     20.7%     (44.7%)     9.6%     18.2%      5.9%      4.8%
          0.3%     0.2%        --        --        --       1.4%      0.8%      2.1%      1.4%      1.0%


       $    --   $   --    $   --    $   --    $   --    $ 5,019   $ 7,824   $ 6,179   $ 4,256   $ 2,999
            --       --        --        --        --        623       532       464       378       282
       $    --   $   --    $   --    $   --    $   --    $  8.07   $ 14.59   $ 13.31   $ 11.26   $ 10.63
            --       --        --        --        --     (44.7%)     9.6%     18.2%      5.9%      4.8%
            --       --        --        --        --       1.3%      0.8%      1.8%      1.5%      1.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                          MFS(R)
                                           INVESTORS TRUST SERIES--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

GROUP 3 POLICIES
Net Assets.........................   $   149   $  203    $   69    $   60    $   58
Units Outstanding..................        16       14         5         5         5
Variable Accumulation Unit Value...   $  9.59   $14.33    $13.00    $11.50    $10.72
Total Return.......................    (33.1%)   10.3%     13.0%      7.3%     11.4%
Investment Income Ratio............      0.7%     0.7%      0.5%      0.5%      0.6%

GROUP 4 POLICIES
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                           MFS(R)                                            MFS(R)
                        NEW DISCOVERY                                   RESEARCH SERIES--
                    SERIES--INITIAL CLASS                                 INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --


       $   904   $  524    $  102    $   69    $   62    $   111   $  111    $   --    $   --    $   --
           109       38         8         6         6         14        9        --        --        --
       $  8.32   $13.71    $13.37    $11.81    $11.22    $  7.97   $12.47    $12.11    $11.93    $11.70
        (39.3%)    2.5%     13.2%      5.2%      6.5%     (36.1%)    3.0%      1.5%      2.0%     17.0%
            --       --        --        --        --       0.5%       --      0.7%      0.6%        --


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                          MFS(R)
                                                    UTILITIES SERIES--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $   708   $   --    $   --    $   --    $   --
Units Outstanding..................       115       --        --        --        --
Variable Accumulation Unit Value...   $  6.22   $   --    $   --    $   --    $   --
Total Return.......................    (37.8%)      --        --        --        --
Investment Income Ratio............        --       --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $   463   $   --    $   --    $   --    $   --
Units Outstanding..................        74       --        --        --        --
Variable Accumulation Unit Value...   $  6.23   $   --    $   --    $   --    $   --
Total Return.......................    (37.7%)      --        --        --        --
Investment Income Ratio............        --       --        --        --        --

GROUP 3 POLICIES
Net Assets.........................   $   811   $1,629    $  239    $   54    $   19
Units Outstanding..................        40       50         9         3         1
Variable Accumulation Unit Value...   $ 20.49   $32.87    $25.70    $19.58    $16.76
Total Return.......................    (37.7%)   27.9%     31.3%     16.8%     30.2%
Investment Income Ratio............      1.1%     0.6%      1.5%      0.3%      0.8%

GROUP 4 POLICIES
Net Assets.........................   $   780   $   --    $   --    $   --    $   --
Units Outstanding..................       123       --        --        --        --
Variable Accumulation Unit Value...   $  6.29   $   --    $   --    $   --    $   --
Total Return.......................    (37.1%)      --        --        --        --
Investment Income Ratio............        --       --        --        --        --

                                                   NEUBERGER BERMAN AMT
                                             MID-CAP GROWTH PORTFOLIO--CLASS I
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

GROUP 3 POLICIES
Net Assets.........................   $   400   $  183    $   85    $   71    $   83
Units Outstanding..................        36        9         5         5         7
Variable Accumulation Unit Value...   $ 10.97   $19.37    $15.81    $13.79    $12.12
Total Return.......................    (43.4%)   22.5%     14.7%     13.7%     16.3%
Investment Income Ratio............        --       --        --        --        --

GROUP 4 POLICIES
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








               PIMCO                  PIMCO                      PIMCO
           GLOBAL BOND--          LOW DURATION--             REAL RETURN--
          ADMINISTRATIVE          ADMINISTRATIVE             ADMINISTRATIVE
           CLASS SHARES            CLASS SHARES               CLASS SHARES
      ----------------------  ---------------------  -----------------------------
       2008    2007    2006    2008    2007    2006   2008    2007    2006   2005
      ----------------------------------------------------------------------------


      $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $  --  $   --
          --      --      --      --      --    --       --      --     --      --
      $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $  --  $   --
          --      --      --      --      --    --       --      --     --      --
          --      --      --      --      --    --       --      --     --      --


      $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $  --  $   --
          --      --      --      --      --    --       --      --     --      --
      $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $  --  $   --
          --      --      --      --      --    --       --      --     --      --
          --      --      --      --      --    --       --      --     --      --


      $  214  $   77  $   31  $   18  $   --   $--   $  248  $   91  $   5  $    2
          19       7       3       2      --    --       24       8     --      --
      $11.44  $11.54  $10.52  $ 9.98  $10.18   $--   $10.20  $11.03  $9.96  $ 9.89
       (0.9%)   9.7%    5.2%   (2.0%)   1.8%    --    (7.5%)  10.7%   0.8%   (1.1%)
        3.2%    3.2%    2.7%    3.8%    6.1%    --     3.4%    4.0%   4.4%    3.4%


      $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $  --  $   --
          --      --      --      --      --    --       --      --     --      --
      $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $  --  $   --
          --      --      --      --      --    --       --      --     --      --
          --      --      --      --      --    --       --      --     --      --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                  PIMCO                           ROYCE
                                             TOTAL RETURN--                     MICRO-CAP
                                             ADMINISTRATIVE                    PORTFOLIO--
                                              CLASS SHARES                   INVESTMENT CLASS
                                     ------------------------------  -------------------------------
                                      2008    2007    2006    2005     2008    2007    2006    2005
                                     ---------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................  $   --  $   --  $   --  $   --  $ 1,357  $2,187  $1,347  $   99
Units Outstanding..................      --      --      --      --      189     171     109      10
Variable Accumulation Unit Value...  $   --  $   --  $   --  $   --  $  7.20  $12.78  $12.40  $10.24
Total Return.......................      --      --      --      --   (43.7%)   3.0%   21.1%    2.4%
Investment Income Ratio............      --      --      --      --     2.9%    1.6%    0.3%    2.6%

GROUP 2 POLICIES(b)
Net Assets.........................  $   --  $   --  $   --  $   --  $ 1,442  $2,215  $1,584  $   91
Units Outstanding..................      --      --      --      --      200     174     128       9
Variable Accumulation Unit Value...  $   --  $   --  $   --  $   --  $  7.20  $12.76  $12.35  $10.20
Total Return.......................      --      --      --      --   (43.6%)   3.3%   21.1%    2.0%
Investment Income Ratio............      --      --      --      --     2.8%    1.6%    0.3%    4.3%

GROUP 3 POLICIES
Net Assets.........................  $  970  $  413  $   14  $    5  $    --  $   --  $   --  $   --
Units Outstanding..................      82      37       1      --       --      --      --      --
Variable Accumulation Unit Value...  $11.75  $11.22  $10.31  $ 9.92  $    --  $   --  $   --  $   --
Total Return.......................    4.8%    8.8%    3.9%   (0.8%)      --      --      --      --
Investment Income Ratio............    4.3%    3.2%    4.5%    4.0%       --      --      --      --

GROUP 4 POLICIES
Net Assets.........................  $   --  $   --  $   --  $   --  $ 2,725  $3,159  $1,757  $  115
Units Outstanding..................      --      --      --      --      374     245     142      11
Variable Accumulation Unit Value...  $   --  $   --  $   --  $   --  $  7.29  $12.84  $12.35  $10.20
Total Return.......................      --      --      --      --   (43.3%)   4.0%   21.1%    2.0%
Investment Income Ratio............      --      --      --      --     3.1%    1.8%    0.3%    1.1%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                   ROYCE
                 SMALL-CAP
                PORTFOLIO--                           T. ROWE PRICE
              INVESTMENT CLASS                   EQUITY INCOME PORTFOLIO
      -------------------------------  -------------------------------------------
        2008    2007    2006    2005     2008     2007     2006     2005     2004
      ----------------------------------------------------------------------------



      $ 1,798  $1,298  $  670  $  118  $12,858  $21,549  $19,914  $16,049  $10,984
          220     115      57      12    1,192    1,266    1,200    1,142      807
      $  8.14  $11.26  $11.59  $10.16  $ 10.79  $ 17.01  $ 16.59  $ 14.04  $ 13.61
       (27.7%)  (2.8%)  14.0%    1.6%   (36.6%)    2.5%    18.1%     3.2%    14.1%
         0.9%    0.1%    0.1%      --     2.3%     1.7%     1.6%     1.7%     1.7%


      $ 1,538  $1,513  $  977  $   69  $15,954  $27,215  $26,291  $21,744  $17,806
          189     135      85       7    1,449    1,571    1,558    1,524    1,292
      $  8.12  $11.21  $11.51  $10.06  $ 11.02  $ 17.33  $ 16.86  $ 14.25  $ 13.78
       (27.5%)  (2.6%)  14.5%    0.6%   (36.4%)    2.7%    18.4%     3.4%    14.3%
         0.8%    0.1%    0.1%      --     2.3%     1.7%     1.6%     1.6%     1.6%


      $    --  $   --  $   --  $   --  $ 3,013  $ 2,085  $ 1,144  $   772  $   626
           --      --      --      --      296      131       74       60       50
      $    --  $   --  $   --  $   --  $ 10.17  $ 15.92  $ 15.42  $ 12.96  $ 12.47
           --      --      --      --   (36.1%)    3.3%    19.0%     3.9%    14.9%
           --      --      --      --     2.6%     1.8%     1.6%     1.6%     1.6%


      $ 2,233  $1,804  $  892  $  148  $14,220  $20,671  $16,150  $ 9,931  $ 5,421
          267     156      76      15    1,390    1,289    1,041      762      432
      $  8.35  $11.47  $11.72  $10.18  $ 10.24  $ 16.02  $ 15.52  $ 13.04  $ 12.55
       (27.2%)  (2.1%)  15.2%    1.8%   (36.1%)    3.3%    19.0%     3.9%    14.9%
         0.8%    0.1%    0.1%      --     2.4%     1.8%     1.6%     1.7%     1.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------











                                                    T. ROWE PRICE
                                             LIMITED-TERM BOND PORTFOLIO
                                     -------------------------------------------
                                       2008     2007     2006     2005     2004
                                     -------------------------------------------


GROUP 1 POLICIES(a)
Net Assets.........................   $   --   $   --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --
Variable Accumulation Unit Value...   $   --   $   --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --   $   --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --
Variable Accumulation Unit Value...   $   --   $   --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --

GROUP 3 POLICIES
Net Assets.........................   $  567   $  275   $  213   $  154   $  162
Units Outstanding..................       47       23       19       14       15
Variable Accumulation Unit Value...   $12.07   $11.89   $11.27   $10.83   $10.64
Total Return.......................     1.6%     5.5%     4.1%     1.7%     1.1%
Investment Income Ratio............     3.8%     4.3%     3.9%     3.6%     3.4%

GROUP 4 POLICIES
Net Assets.........................   $   --   $   --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --
Variable Accumulation Unit Value...   $   --   $   --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                  VAN ECK WORLDWIDE                         VAN ECK WORLDWIDE
                   ABSOLUTE RETURN                             HARD ASSETS
      ----------------------------------------  ----------------------------------------
        2008    2007    2006     2005    2004     2008     2007    2006    2005    2004
      ----------------------------------------------------------------------------------


      $    --  $   --  $   --  $    --  $   --  $ 6,746  $11,631  $4,812  $  454  $   --
           --      --      --       --      --      620      570     340      39      --
      $    --  $   --  $   --      $--  $   --  $ 10.89  $ 20.36  $14.14  $11.35  $   --
           --      --      --       --      --   (46.5%)   44.0%   24.5%   13.5%      --
           --      --      --       --      --     0.3%     0.1%      --      --      --


      $    --  $   --  $   --      $--  $   --  $ 5,151  $ 8,621  $3,579  $  158  $   --
           --      --      --       --      --      488      438     265      14      --
      $    --  $   --  $   --      $--  $   --  $ 10.56  $ 19.69  $13.63  $10.95  $   --
           --      --      --       --      --   (46.4%)   44.4%   24.5%    9.5%      --
           --      --      --       --      --     0.3%     0.1%      --      --      --


      $   627  $  477  $  171      $--  $   --  $ 1,318  $ 1,966  $1,161  $  536  $   30
           67      44      17       --      --       63       51      44      25       2
      $  9.34  $10.74  $10.33      $--  $ 9.87  $ 20.86  $ 38.71  $26.63  $21.39  $14.11
       (13.1%)   4.1%    4.6%       --   (1.3%)  (46.1%)   45.4%   24.5%   51.7%   24.0%
         0.1%    0.4%      --       --      --     0.3%     0.1%    0.0%      --    1.8%


      $    --  $   --  $   --      $--  $   --  $ 8,497  $12,922  $4,129  $  135  $   --
           --      --      --       --      --      761      627     292      12      --
      $    --  $   --  $   --      $--  $   --  $ 11.07  $ 20.55  $14.14  $11.35  $   --
           --      --      --       --      --   (46.1%)   45.4%   24.5%   13.5%      --
           --      --      --       --      --     0.3%     0.1%    0.0%      --      --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------











                                                        VAN KAMPEN UIF
                                                EMERGING MARKETS DEBT--CLASS I
                                     ----------------------------------------------------
                                       2008      2007      2006      2005          2004
                                     ----------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --        $   --
Units Outstanding..................        --       --        --        --            --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --        $   --
Total Return.......................        --       --        --        --            --
Investment Income Ratio............        --       --        --        --            --

GROUP 2 POLICIES(b)
Net Assets.........................   $    --   $   --    $   --    $   --        $   --
Units Outstanding..................        --       --        --        --            --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --        $   --
Total Return.......................        --       --        --        --            --
Investment Income Ratio............        --       --        --        --            --

GROUP 3 POLICIES
Net Assets.........................   $   552   $  314    $   91    $   32        $   24
Units Outstanding..................        41       20         6         2             2
Variable Accumulation Unit Value...   $ 13.57   $15.96    $14.98    $13.52        $12.05
Total Return.......................    (15.0%)    6.5%     10.8%     12.3%         10.1%
Investment Income Ratio............      7.7%     7.3%      9.0%      7.6%          6.8%

GROUP 4 POLICIES
Net Assets.........................   $    --   $   --    $   --    $   --        $   --
Units Outstanding..................        --       --        --        --            --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --        $   --
Total Return.......................        --       --        --        --            --
Investment Income Ratio............        --       --        --        --            --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------










                       VAN KAMPEN UIF                                    VAN KAMPEN UIF
              EMERGING MARKETS EQUITY--CLASS I                      U.S. REAL ESTATE--CLASS I
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $13,732   $35,299   $26,013   $18,450   $12,536   $   416   $    --   $   --    $   --    $   --
           938     1,040     1,068     1,031       932        75        --       --        --        --
       $ 14.62   $ 33.95   $ 24.34   $ 17.87   $ 13.45   $  5.57   $    --   $   --    $   --    $   --
        (56.9%)    39.5%     36.2%     32.9%     22.3%    (44.3%)       --       --        --        --
            --      0.4%      0.8%      0.4%      0.7%      1.6%        --       --        --        --


       $11,863   $29,608   $20,897   $13,512   $ 8,674   $   151   $    --   $   --    $   --    $   --
           782       842       830       722       627        27        --       --        --        --
       $ 15.16   $ 35.13   $ 25.14   $ 18.42   $ 13.83   $  5.58   $    --   $   --    $   --    $   --
        (56.8%)    39.8%     36.5%     33.2%     22.5%    (44.2%)       --       --        --        --
            --      0.4%      0.8%      0.4%      0.7%      2.9%        --       --        --        --


       $   614   $ 1,646   $   920   $   107   $    75   $   678   $   880   $  354    $   48    $   17
            37        43        34         5         5        50        40       13         2         1
       $ 16.64   $ 38.36   $ 27.31   $ 19.92   $ 14.88   $ 13.62   $ 21.94   $26.45    $19.16    $16.37
        (56.6%)    40.5%     37.1%     33.9%     23.1%    (37.9%)   (17.1%)   38.0%     17.1%     36.4%
            --      0.4%      0.8%      0.4%      0.4%      3.5%      1.2%     0.9%      0.9%      1.3%


       $ 8,782   $17,670   $ 9,762   $ 4,671   $ 1,257   $ 1,348   $    --   $   --    $   --    $   --
           513       447       348       228        82       233        --       --        --        --
       $ 17.10   $ 39.42   $ 28.06   $ 20.47   $ 15.29   $  5.76   $    --   $   --    $   --    $   --
        (56.6%)    40.5%     37.1%     33.8%     23.1%    (42.4%)       --       --        --        --
            --      0.4%      0.7%      0.3%      0.6%      3.4%        --       --        --        --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Universal Life Separate Account-I as of December 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
New York, New York
February 19, 2009


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